UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following semi-annual reports to shareholders for the period ended April 30, 2023:

John Hancock Balanced Fund

John Hancock Disciplined Value International Fund

John Hancock Diversified Macro Fund

John Hancock Emerging Markets Equity Fund

John Hancock ESG International Equity

John Hancock ESG Large Cap Core Fund

John Hancock Fundamental Large Cap Core Fund

John Hancock Global Environmental Opportunities Fund

John Hancock Global Thematic Opportunities Fund

John Hancock Infrastructure Fund

John Hancock International Dynamic Growth Fund

John Hancock Seaport Long/Short Fund

John Hancock Small Cap Core Fund

Semiannual report
John Hancock
Balanced Fund
Asset allocation
April 30, 2023

A message to shareholders
Dear shareholders,
The global stock markets performed well during the six months ended April 30, 2023. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy. Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory.
Global bonds also advanced in an environment of heightened volatility. Fluctuating economic and inflation expectations buffeted global fixed-income markets for much of the period. However, bonds rallied worldwide in March as a series of liquidity crises hit several U.S. banks and one in Europe. Governments responded quickly to take the banks into receivership and implement other measures to prevent further liquidity issues. Nonetheless, concerns about the turmoil spreading across the global banking system led to a flight to quality in the financial markets, which boosted demand for bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Balanced Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
38	Financial statements
42	Financial highlights
49	Notes to financial statements
60	Statement regarding liquidity risk management
62	More information
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks current income, long-term growth of capital and income and preservation of capital.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The Blended Index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2023 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 5 EQUITY HOLDINGS AS OF 4/30/2023 (% of net assets)
Microsoft Corp.	4.9
Alphabet, Inc., Class A	4.6
Amazon.com, Inc.	3.8
Broadcom, Inc.	2.6
Walmart, Inc.	2.3
TOTAL	18.2
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	3

TOP 5 BOND ISSUERS AS OF 4/30/2023 (% of net assets)
Federal National Mortgage Association	6.6
U.S. Treasury	6.6
Federal Home Loan Mortgage Corp.	3.8
Bank of America Corp.	0.5
Government National Mortgage Association	0.4
TOTAL	17.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,079.60	$5.36	1.04%
	Hypothetical example	1,000.00	1,019.60	5.21	1.04%
Class C	Actual expenses/actual returns	1,000.00	1,075.50	8.95	1.74%
	Hypothetical example	1,000.00	1,016.20	8.70	1.74%
Class I	Actual expenses/actual returns	1,000.00	1,080.80	3.82	0.74%
	Hypothetical example	1,000.00	1,021.10	3.71	0.74%
Class R2	Actual expenses/actual returns	1,000.00	1,078.70	5.72	1.11%
	Hypothetical example	1,000.00	1,019.30	5.56	1.11%
Class R4	Actual expenses/actual returns	1,000.00	1,080.00	4.54	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class R5	Actual expenses/actual returns	1,000.00	1,081.20	3.51	0.68%
	Hypothetical example	1,000.00	1,021.40	3.41	0.68%
Class R6	Actual expenses/actual returns	1,000.00	1,081.70	3.25	0.63%
	Hypothetical example	1,000.00	1,021.70	3.16	0.63%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 60.3%		$2,540,426,091
(Cost $1,605,266,027)
Communication services 5.2%		218,612,207
Interactive media and services 4.6%
Alphabet, Inc., Class A (A)	1,786,046	191,714,178
Media 0.6%
Comcast Corp., Class A	650,182	26,898,029
Consumer discretionary 6.9%		291,205,080
Broadline retail 3.8%
Amazon.com, Inc. (A)	1,522,763	160,575,358
Specialty retail 2.6%
Dick’s Sporting Goods, Inc. (B)	211,368	30,650,474
Lowe’s Companies, Inc.	272,265	56,584,835
Ulta Beauty, Inc. (A)	41,936	23,124,768
Textiles, apparel and luxury goods 0.5%
Lululemon Athletica, Inc. (A)	53,351	20,269,645
Consumer staples 6.1%		255,073,633
Beverages 1.1%
Anheuser-Busch InBev SA/NV	689,563	44,835,173
Consumer staples distribution and retail 3.9%
Dollar General Corp.	185,150	41,003,319
Sysco Corp.	346,793	26,612,895
Walmart, Inc.	631,516	95,339,971
Household products 1.1%
The Procter & Gamble Company	302,355	47,282,275
Energy 4.3%		181,588,593
Oil, gas and consumable fuels 4.3%
ConocoPhillips	404,568	41,626,002
Devon Energy Corp.	600,442	32,081,616
Pioneer Natural Resources Company	145,202	31,588,695
Suncor Energy, Inc. (B)	931,845	29,185,385
Valero Energy Corp.	410,804	47,106,895
Financials 6.6%		275,743,798
Banks 2.4%
Citizens Financial Group, Inc.	634,936	19,644,920
JPMorgan Chase & Co.	576,622	79,712,225
Capital markets 1.1%
The Charles Schwab Corp.	469,112	24,506,411
The Goldman Sachs Group, Inc.	59,231	20,342,295
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	7

	Shares	Value
Financials (continued)
Consumer finance 0.5%
Discover Financial Services	219,440	$22,705,457
Financial services 2.6%
Berkshire Hathaway, Inc., Class B (A)	249,916	82,109,902
PayPal Holdings, Inc. (A)	351,613	26,722,588
Health care 9.6%		402,566,771
Biotechnology 2.5%
Genmab A/S (A)	30,901	12,699,221
Gilead Sciences, Inc.	514,218	42,273,862
Regeneron Pharmaceuticals, Inc. (A)	16,214	13,000,223
Sage Therapeutics, Inc. (A)	234,359	11,448,437
Vertex Pharmaceuticals, Inc. (A)	70,912	24,161,846
Health care equipment and supplies 0.7%
Abbott Laboratories	257,150	28,407,361
Health care providers and services 2.3%
McKesson Corp.	67,578	24,614,611
UnitedHealth Group, Inc.	147,158	72,414,980
Life sciences tools and services 1.3%
PerkinElmer, Inc.	98,257	12,821,556
Thermo Fisher Scientific, Inc.	76,198	42,282,270
Pharmaceuticals 2.8%
AstraZeneca PLC	254,362	37,432,822
Eli Lilly & Company	204,642	81,009,582
Industrials 4.2%		177,157,061
Industrial conglomerates 1.7%
Honeywell International, Inc.	178,474	35,666,244
Siemens AG	207,073	34,132,433
Machinery 2.5%
Deere & Company	145,299	54,925,928
Ingersoll Rand, Inc.	919,545	52,432,456
Information technology 14.2%		599,558,819
Communications equipment 1.7%
Cisco Systems, Inc.	1,478,431	69,855,865
Electronic equipment, instruments and components 0.5%
TE Connectivity, Ltd.	186,965	22,878,907
Semiconductors and semiconductor equipment 3.2%
Broadcom, Inc.	175,435	109,910,028
Micron Technology, Inc.	413,671	26,623,866
Software 6.7%
Microsoft Corp.	675,558	207,571,952
8	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Salesforce, Inc. (A)	200,487	$39,770,606
SAP SE, ADR (B)	253,134	34,241,436
Technology hardware, storage and peripherals 2.1%
Apple, Inc.	522,785	88,706,159
Materials 2.4%		102,416,968
Chemicals 0.7%
Linde PLC	84,486	31,213,353
Containers and packaging 0.3%
Ball Corp.	248,624	13,221,824
Metals and mining 1.4%
Freeport-McMoRan, Inc.	1,529,459	57,981,791
Real estate 0.8%		35,284,793
Specialized REITs 0.8%
American Tower Corp.	92,163	18,837,196
Digital Realty Trust, Inc.	165,886	16,447,597
Utilities 0.0%		1,218,368
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	40,250	1,218,368
Preferred securities 0.0%		$1,552,258
(Cost $1,854,438)
Communication services 0.0%		497,004
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	497,004
Financials 0.0%		175,205
Banks 0.0%
Wells Fargo & Company, 7.500%	150	175,205
Utilities 0.0%		880,049
Multi-utilities 0.0%
NiSource, Inc., 7.750%	8,300	880,049

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 16.8%				$707,278,258
(Cost $715,331,457)
U.S. Government 6.6%				278,603,066
U.S. Treasury
Bond	2.250	02-15-52	8,387,000	6,258,471
Bond	3.000	08-15-52	92,236,000	81,023,561
Bond	3.375	08-15-42	41,523,000	39,102,988
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Bond	3.375	11-15-48	8,387,000	$7,853,967
Bond	3.625	02-15-53	3,820,000	3,787,769
Bond	3.875	02-15-43	11,234,000	11,353,361
Bond	4.000	11-15-42	44,310,000	45,639,300
Bond	4.000	11-15-52	31,793,000	33,755,224
Note	3.500	02-15-33	17,688,000	17,793,023
Note	3.625	03-31-28	412,000	414,221
Note	3.625	03-31-30	29,910,000	30,185,733
Note	3.750	04-15-26	1,435,000	1,435,448
U.S. Government Agency 10.2%				428,675,192
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	1,542,936	1,441,750
15 Yr Pass Thru	4.500	12-01-37	1,026,804	1,020,418
15 Yr Pass Thru	4.500	02-01-38	6,900,746	6,852,789
30 Yr Pass Thru	2.500	08-01-51	5,107,719	4,464,029
30 Yr Pass Thru	2.500	11-01-51	3,742,359	3,266,058
30 Yr Pass Thru	2.500	12-01-51	1,324,808	1,147,915
30 Yr Pass Thru	3.000	03-01-43	434,783	404,303
30 Yr Pass Thru	3.000	12-01-45	2,008,976	1,856,446
30 Yr Pass Thru	3.000	10-01-46	6,689,183	6,162,498
30 Yr Pass Thru	3.000	10-01-46	2,124,246	1,954,998
30 Yr Pass Thru	3.000	12-01-46	1,616,626	1,483,275
30 Yr Pass Thru	3.000	12-01-46	1,454,951	1,342,666
30 Yr Pass Thru	3.000	04-01-47	2,548,664	2,335,877
30 Yr Pass Thru	3.000	10-01-49	3,471,200	3,159,966
30 Yr Pass Thru	3.000	10-01-49	2,618,765	2,382,325
30 Yr Pass Thru	3.000	12-01-49	771,204	701,574
30 Yr Pass Thru	3.000	12-01-49	3,657,078	3,314,321
30 Yr Pass Thru	3.000	01-01-50	4,903,719	4,460,978
30 Yr Pass Thru	3.500	10-01-46	2,326,381	2,195,388
30 Yr Pass Thru	3.500	12-01-46	1,016,035	966,444
30 Yr Pass Thru	3.500	11-01-48	800,070	759,770
30 Yr Pass Thru	3.500	03-01-52	2,085,197	1,949,872
30 Yr Pass Thru	3.500	03-01-52	3,225,559	3,003,123
30 Yr Pass Thru	3.500	04-01-52	7,486,077	6,997,322
30 Yr Pass Thru	4.000	11-01-47	387,684	376,433
30 Yr Pass Thru	4.000	08-01-48	456,039	443,802
30 Yr Pass Thru	4.000	04-01-52	6,744,462	6,480,164
30 Yr Pass Thru	4.000	05-01-52	210,352	203,292
30 Yr Pass Thru	4.500	03-01-41	709,361	712,449
30 Yr Pass Thru	4.500	07-01-52	1,723,978	1,695,178
30 Yr Pass Thru	4.500	08-01-52	1,060,006	1,042,877
30 Yr Pass Thru	4.500	08-01-52	5,222,748	5,145,292
30 Yr Pass Thru	4.500	08-01-52	4,312,140	4,248,189
10	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	09-01-52	2,618,497	$2,569,271
30 Yr Pass Thru	4.500	09-01-52	2,962,993	2,921,828
30 Yr Pass Thru	4.500	09-01-52	18,233,812	17,969,093
30 Yr Pass Thru	5.000	10-01-52	3,709,033	3,705,109
30 Yr Pass Thru	5.000	11-01-52	6,890,447	6,859,470
30 Yr Pass Thru	5.000	12-01-52	1,835,602	1,834,807
30 Yr Pass Thru	5.000	12-01-52	3,631,391	3,636,627
30 Yr Pass Thru	5.000	12-01-52	6,172,436	6,167,834
30 Yr Pass Thru	5.000	02-01-53	5,914,056	5,889,317
30 Yr Pass Thru	5.500	11-01-39	463,316	486,748
30 Yr Pass Thru	5.500	09-01-52	7,494,655	7,631,756
30 Yr Pass Thru	5.500	03-01-53	8,247,264	8,387,235
Federal National Mortgage Association
15 Yr Pass Thru	4.500	11-01-37	5,385,772	5,352,273
15 Yr Pass Thru	4.500	12-01-37	1,735,371	1,724,577
30 Yr Pass Thru	2.500	09-01-50	9,944,452	8,723,075
30 Yr Pass Thru	2.500	08-01-51	6,890,195	6,015,412
30 Yr Pass Thru	2.500	08-01-51	3,687,878	3,219,663
30 Yr Pass Thru	2.500	10-01-51	1,804,991	1,574,700
30 Yr Pass Thru	2.500	11-01-51	3,923,906	3,426,951
30 Yr Pass Thru	2.500	01-01-52	4,138,473	3,602,704
30 Yr Pass Thru	2.500	03-01-52	36,901,249	32,112,460
30 Yr Pass Thru	3.000	02-01-43	267,904	248,126
30 Yr Pass Thru	3.000	03-01-43	107,022	99,426
30 Yr Pass Thru	3.000	05-01-43	169,495	157,834
30 Yr Pass Thru	3.000	12-01-45	1,955,946	1,799,368
30 Yr Pass Thru	3.000	02-01-47	1,651,133	1,522,052
30 Yr Pass Thru	3.000	10-01-47	3,412,308	3,137,012
30 Yr Pass Thru	3.000	12-01-47	903,315	827,897
30 Yr Pass Thru	3.000	10-01-49	3,915,670	3,569,479
30 Yr Pass Thru	3.000	11-01-49	701,091	637,792
30 Yr Pass Thru	3.000	02-01-52	2,351,213	2,123,683
30 Yr Pass Thru	3.500	06-01-42	1,702,052	1,618,682
30 Yr Pass Thru	3.500	06-01-43	3,202,781	3,044,220
30 Yr Pass Thru	3.500	12-01-44	601,138	569,874
30 Yr Pass Thru	3.500	04-01-45	524,947	498,794
30 Yr Pass Thru	3.500	04-01-45	204,315	194,136
30 Yr Pass Thru	3.500	07-01-47	4,723,436	4,489,591
30 Yr Pass Thru	3.500	12-01-47	749,642	708,078
30 Yr Pass Thru	3.500	06-01-49	4,089,594	3,859,012
30 Yr Pass Thru	3.500	09-01-49	412,950	388,408
30 Yr Pass Thru	3.500	01-01-50	1,510,601	1,419,883
30 Yr Pass Thru	3.500	03-01-50	2,608,617	2,451,959
30 Yr Pass Thru	3.500	02-01-52	1,945,778	1,834,399
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-52	2,604,483	$2,433,829
30 Yr Pass Thru	4.000	01-01-41	963,771	942,490
30 Yr Pass Thru	4.000	09-01-41	438,375	428,487
30 Yr Pass Thru	4.000	10-01-41	2,925,354	2,860,376
30 Yr Pass Thru	4.000	01-01-47	3,310,327	3,248,104
30 Yr Pass Thru	4.000	04-01-48	479,732	467,417
30 Yr Pass Thru	4.000	10-01-48	434,333	422,505
30 Yr Pass Thru	4.000	01-01-49	384,405	371,654
30 Yr Pass Thru	4.000	07-01-49	527,181	512,329
30 Yr Pass Thru	4.000	07-01-49	1,194,948	1,159,043
30 Yr Pass Thru	4.000	08-01-49	2,347,038	2,280,917
30 Yr Pass Thru	4.000	02-01-50	1,884,211	1,823,475
30 Yr Pass Thru	4.000	03-01-51	7,652,583	7,415,473
30 Yr Pass Thru	4.000	08-01-51	4,093,487	3,970,490
30 Yr Pass Thru	4.000	10-01-51	8,323,991	8,048,519
30 Yr Pass Thru	4.000	04-01-52	803,870	773,876
30 Yr Pass Thru	4.000	05-01-52	9,665,026	9,286,279
30 Yr Pass Thru	4.000	06-01-52	223,194	215,633
30 Yr Pass Thru	4.000	07-01-52	12,834,262	12,367,417
30 Yr Pass Thru	4.500	11-01-39	820,845	822,595
30 Yr Pass Thru	4.500	09-01-40	438,868	440,294
30 Yr Pass Thru	4.500	05-01-41	270,625	271,431
30 Yr Pass Thru	4.500	07-01-41	1,043,707	1,046,926
30 Yr Pass Thru	4.500	01-01-43	325,206	326,291
30 Yr Pass Thru	4.500	04-01-48	1,754,976	1,747,047
30 Yr Pass Thru	4.500	07-01-48	709,985	704,337
30 Yr Pass Thru	4.500	06-01-52	3,269,494	3,222,028
30 Yr Pass Thru	4.500	06-01-52	7,546,818	7,420,744
30 Yr Pass Thru	4.500	07-01-52	6,116,605	6,016,336
30 Yr Pass Thru	4.500	08-01-52	3,682,165	3,601,091
30 Yr Pass Thru	4.500	08-01-52	828,929	815,535
30 Yr Pass Thru	4.500	08-01-52	6,095,402	5,961,194
30 Yr Pass Thru	4.500	09-01-52	5,051,206	5,004,707
30 Yr Pass Thru	4.500	10-01-52	4,453,049	4,412,057
30 Yr Pass Thru (C)	5.000	TBA	10,467,000	10,406,897
30 Yr Pass Thru	5.000	08-01-52	11,885,836	11,947,546
30 Yr Pass Thru	5.000	10-01-52	3,417,931	3,416,450
30 Yr Pass Thru	5.000	12-01-52	3,558,997	3,557,455
30 Yr Pass Thru	5.000	01-01-53	7,998,452	8,037,480
30 Yr Pass Thru	5.000	04-01-53	9,339,125	9,348,493
30 Yr Pass Thru	5.500	10-01-52	6,760,415	6,869,296
30 Yr Pass Thru	5.500	12-01-52	5,836,520	5,943,288
30 Yr Pass Thru	5.500	12-01-52	2,162,732	2,202,295
30 Yr Pass Thru	5.500	12-01-52	3,841,995	3,903,873
12	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500	12-01-52	2,237,391	$2,290,906
30 Yr Pass Thru	5.500	12-01-52	2,105,830	2,139,746
30 Yr Pass Thru	5.500	12-01-52	1,917,723	1,948,609
30 Yr Pass Thru	5.500	04-01-53	2,795,795	2,837,213
30 Yr Pass Thru	7.000	06-01-32	519	549
30 Yr Pass Thru	7.500	04-01-31	949	1,016

30 Yr Pass Thru	8.000	01-01-31	709	758
Foreign government obligations 0.1%				$3,059,299
(Cost $3,714,022)
Argentina 0.0%				849,847
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	3,410,000	849,847
Qatar 0.1%				2,209,452
State of Qatar Bond (D)	5.103	04-23-48	2,156,000	2,209,452

Corporate bonds 15.5%				$653,448,354
(Cost $727,725,708)
Communication services 1.3%				55,762,520
Diversified telecommunication services 0.3%
AT&T, Inc.	3.500	06-01-41	2,780,000	2,190,326
AT&T, Inc.	3.650	06-01-51	3,061,000	2,282,199
C&W Senior Financing DAC (D)	6.875	09-15-27	1,450,000	1,268,750
Connect Finco SARL (D)	6.750	10-01-26	1,637,000	1,560,148
GCI LLC (D)	4.750	10-15-28	1,396,038	1,193,612
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	167,633
Kenbourne Invest SA (D)	6.875	11-26-24	311,000	205,260
Telesat Canada (D)	5.625	12-06-26	652,000	364,196
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	906,566
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,286,000	1,597,933
Verizon Communications, Inc.	4.016	12-03-29	1,595,000	1,531,595
Entertainment 0.3%
Netflix, Inc.	4.875	04-15-28	3,225,000	3,245,108
Netflix, Inc. (D)	4.875	06-15-30	1,474,000	1,463,955
Netflix, Inc. (D)	5.375	11-15-29	435,000	444,703
Netflix, Inc.	5.875	11-15-28	2,485,000	2,610,724
Take-Two Interactive Software, Inc.	3.550	04-14-25	771,000	749,823
WarnerMedia Holdings, Inc. (D)	5.050	03-15-42	820,000	678,222
WarnerMedia Holdings, Inc. (D)	5.141	03-15-52	1,447,000	1,156,236
WMG Acquisition Corp. (D)	3.875	07-15-30	1,491,000	1,315,808
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Interactive media and services 0.0%
Match Group Holdings II LLC (D)	3.625	10-01-31	470,000	$383,943
Match Group Holdings II LLC (D)	4.125	08-01-30	1,271,000	1,086,363
Media 0.5%
CCO Holdings LLC (D)	4.500	06-01-33	1,180,000	939,295
Charter Communications Operating LLC	3.900	06-01-52	695,000	452,774
Charter Communications Operating LLC	4.200	03-15-28	3,212,000	3,046,833
Charter Communications Operating LLC	4.800	03-01-50	3,225,000	2,442,255
Charter Communications Operating LLC	5.750	04-01-48	3,443,000	2,926,364
Charter Communications Operating LLC	6.484	10-23-45	2,437,000	2,257,982
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,890,000	1,514,117
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	535,319
News Corp. (D)	3.875	05-15-29	1,198,000	1,063,620
News Corp. (D)	5.125	02-15-32	611,000	562,607
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,220,000	1,030,107
Sirius XM Radio, Inc. (D)	5.000	08-01-27	2,180,000	2,005,173
Stagwell Global LLC (D)	5.625	08-15-29	1,001,000	870,269
Wireless telecommunication services 0.2%
Millicom International Cellular SA (D)	5.125	01-15-28	180,000	158,387
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	955,592
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	940,000	918,323
T-Mobile USA, Inc.	2.875	02-15-31	245,000	212,290
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	2,025,556
T-Mobile USA, Inc.	3.875	04-15-30	3,015,000	2,838,779
Vodafone Group PLC	5.625	02-10-53	996,000	983,250
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	1,581,000	1,620,525
Consumer discretionary 1.7%				71,669,640
Automobile components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	642,000	595,455
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	980,000	760,006
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	285,658
Ford Motor Credit Company LLC	4.000	11-13-30	1,045,000	896,052
Ford Motor Credit Company LLC	4.125	08-17-27	2,270,000	2,082,859
Ford Motor Credit Company LLC	4.134	08-04-25	976,000	923,576
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	2,808,358
Ford Motor Credit Company LLC	6.800	05-12-28	3,776,000	3,778,258
General Motors Company	5.400	10-15-29	2,175,000	2,150,299
General Motors Company	5.400	04-01-48	905,000	774,496
General Motors Financial Company, Inc.	2.400	10-15-28	4,272,000	3,666,850
General Motors Financial Company, Inc.	3.600	06-21-30	5,027,000	4,405,437
Hyundai Capital America (D)	1.800	10-15-25	934,000	858,138
14	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Hyundai Capital America (D)	2.375	10-15-27	726,000	$642,713
Nissan Motor Acceptance Company LLC (D)	1.125	09-16-24	1,076,000	1,000,423
Nissan Motor Acceptance Company LLC (D)	1.850	09-16-26	1,029,000	878,067
Nissan Motor Acceptance Company LLC (D)	2.000	03-09-26	1,011,000	890,949
Broadline retail 0.1%
eBay, Inc.	2.700	03-11-30	2,477,000	2,173,503
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	617,000	565,191
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	270,000	239,742
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	737,000	645,122
Diversified consumer services 0.1%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	576,000	561,558
Service Corp. International	4.000	05-15-31	1,444,000	1,272,554
Sotheby’s (D)	7.375	10-15-27	707,000	662,836
Hotels, restaurants and leisure 0.6%
Affinity Interactive (D)	6.875	12-15-27	579,000	520,803
Booking Holdings, Inc.	4.625	04-13-30	2,389,000	2,401,885
Caesars Entertainment, Inc. (D)	7.000	02-15-30	524,000	528,677
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	491,683
Choice Hotels International, Inc.	3.700	12-01-29	1,287,000	1,167,570
Choice Hotels International, Inc.	3.700	01-15-31	959,000	849,561
Expedia Group, Inc.	2.950	03-15-31	1,098,000	929,283
Expedia Group, Inc.	4.625	08-01-27	2,078,000	2,043,767
Expedia Group, Inc.	5.000	02-15-26	607,000	606,855
Full House Resorts, Inc. (D)	8.250	02-15-28	730,000	672,261
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	1,016,000	888,819
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,285,000	1,163,016
Hyatt Hotels Corp.	5.750	04-23-30	1,032,000	1,060,875
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	494,160
Marriott International, Inc.	4.625	06-15-30	1,760,000	1,709,248
MGM Resorts International	4.750	10-15-28	2,307,000	2,156,888
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,354,000	1,211,830
Mohegan Tribal Gaming Authority (D)	8.000	02-01-26	1,197,000	1,071,315
New Red Finance, Inc. (D)	4.000	10-15-30	2,882,000	2,515,933
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,035,212
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	469,493
Travel + Leisure Company (D)	4.625	03-01-30	724,000	624,450
Travel + Leisure Company	6.600	10-01-25	585,000	586,404
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	741,000	688,974
Yum! Brands, Inc.	3.625	03-15-31	1,074,000	948,667
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	878,328
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.1%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	$609,192
Century Communities, Inc. (D)	3.875	08-15-29	1,092,000	954,958
KB Home	4.000	06-15-31	1,246,000	1,078,064
KB Home	7.250	07-15-30	330,000	339,189
MDC Holdings, Inc.	2.500	01-15-31	632,000	496,700
Specialty retail 0.2%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	243,863
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	784,535
AutoNation, Inc.	4.750	06-01-30	1,698,000	1,596,359
Group 1 Automotive, Inc. (D)	4.000	08-15-28	616,000	546,615
Lithia Motors, Inc. (D)	3.875	06-01-29	577,000	499,460
Lithia Motors, Inc. (D)	4.375	01-15-31	577,000	495,524
Lithia Motors, Inc. (D)	4.625	12-15-27	288,000	268,473
The Michaels Companies, Inc. (D)	5.250	05-01-28	1,748,000	1,440,020
The Michaels Companies, Inc. (D)	7.875	05-01-29	1,615,000	1,082,631
Consumer staples 0.5%				21,537,649
Beverages 0.1%
Anheuser-Busch Companies LLC	4.900	02-01-46	866,000	858,165
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,556,000	1,491,494
Consumer staples distribution and retail 0.0%
Dollar Tree, Inc.	4.200	05-15-28	1,586,000	1,555,001
Food products 0.4%
Coruripe Netherlands BV (D)	10.000	02-10-27	1,488,000	1,086,240
JBS USA LUX SA (D)	3.625	01-15-32	1,400,000	1,175,566
JBS USA LUX SA (D)	3.750	12-01-31	434,000	361,422
JBS USA LUX SA (D)	5.125	02-01-28	909,000	887,788
JBS USA LUX SA (D)	5.750	04-01-33	2,479,000	2,375,254
Kraft Heinz Foods Company	4.375	06-01-46	3,663,000	3,205,505
Kraft Heinz Foods Company	4.875	10-01-49	944,000	875,617
Kraft Heinz Foods Company	5.000	06-04-42	960,000	920,364
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,391,781
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,461,000
Pilgrim’s Pride Corp.	6.250	07-01-33	1,712,000	1,693,530
Household products 0.0%
Edgewell Personal Care Company (D)	4.125	04-01-29	595,000	527,070
Edgewell Personal Care Company (D)	5.500	06-01-28	961,000	919,699
Personal care products 0.0%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	1,277,000	752,153
16	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 1.9%				$79,166,786
Energy equipment and services 0.1%
CSI Compressco LP (D)	7.500	04-01-25	1,439,000	1,385,038
CSI Compressco LP (D)	7.500	04-01-25	262,000	252,175
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	1,153,918	980,830
Oil, gas and consumable fuels 1.8%
Aker BP ASA (D)	3.000	01-15-25	1,513,000	1,459,179
Aker BP ASA (D)	3.100	07-15-31	1,805,000	1,537,814
Aker BP ASA (D)	3.750	01-15-30	534,000	485,319
Aker BP ASA (D)	4.000	01-15-31	2,886,000	2,637,345
Antero Midstream Partners LP (D)	5.375	06-15-29	1,269,000	1,188,271
Antero Resources Corp. (D)	5.375	03-01-30	230,000	215,487
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,635,000	1,468,453
Cheniere Energy Partners LP	4.000	03-01-31	2,636,000	2,357,705
Cheniere Energy Partners LP	4.500	10-01-29	2,031,000	1,910,840
CNX Resources Corp. (D)	7.375	01-15-31	320,000	308,741
Continental Resources, Inc.	4.900	06-01-44	1,129,000	878,979
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,132,000	1,131,322
Diamondback Energy, Inc.	3.125	03-24-31	1,354,000	1,184,312
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,750,000	1,548,660
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,318,000	2,121,937
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,755,000	1,585,116
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	392,486
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	674,863
Energy Transfer LP	4.200	04-15-27	1,199,000	1,158,432
Energy Transfer LP	5.150	03-15-45	1,898,000	1,654,398
Energy Transfer LP	5.250	04-15-29	4,707,000	4,723,190
Energy Transfer LP	5.400	10-01-47	2,138,000	1,903,801
Energy Transfer LP	5.500	06-01-27	1,831,000	1,857,604
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	3,389,000	2,999,265
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,327,000	2,881,182
EQM Midstream Partners LP (D)	7.500	06-01-27	226,000	225,191
EQM Midstream Partners LP (D)	7.500	06-01-30	128,000	124,245
EQT Corp.	5.678	10-01-25	422,000	420,866
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	354,747
Hess Midstream Operations LP (D)	5.500	10-15-30	178,000	165,668
Inversiones Latin America Power, Ltda. (D)	5.125	06-15-33	929,886	409,870
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,119,986
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,080,000	$1,984,520
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	238,179
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,332,529	1,024,007
MPLX LP	4.000	03-15-28	1,538,000	1,485,939
MPLX LP	4.125	03-01-27	310,000	302,650
MPLX LP	4.250	12-01-27	1,156,000	1,130,253
MPLX LP	4.950	09-01-32	1,038,000	1,018,909
MPLX LP	5.000	03-01-33	1,064,000	1,045,456
Occidental Petroleum Corp.	6.450	09-15-36	1,593,000	1,690,571
Occidental Petroleum Corp.	6.600	03-15-46	874,000	932,672
Ovintiv, Inc.	7.200	11-01-31	318,000	340,223
Parkland Corp. (D)	4.500	10-01-29	823,000	721,154
Parkland Corp. (D)	4.625	05-01-30	949,000	825,705
Petroleos Mexicanos	8.750	06-02-29	855,000	785,352
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,036,427
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,270,000	2,198,057
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	890,080
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,274,000	1,300,536
Southwestern Energy Company	4.750	02-01-32	727,000	641,036
Sunoco LP	4.500	05-15-29	363,000	327,028
Sunoco LP	4.500	04-30-30	1,361,000	1,214,651
Targa Resources Corp.	4.950	04-15-52	2,315,000	1,918,501
Targa Resources Partners LP	4.000	01-15-32	1,896,000	1,666,148
The Williams Companies, Inc.	3.750	06-15-27	1,784,000	1,722,111
The Williams Companies, Inc.	4.650	08-15-32	1,499,000	1,454,774
Var Energi ASA (D)	7.500	01-15-28	380,000	400,642
Var Energi ASA (D)	8.000	11-15-32	1,945,000	2,105,404
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	427,543
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	834,000	738,801
Western Midstream Operating LP	4.300	02-01-30	1,625,000	1,483,315
Western Midstream Operating LP	6.150	04-01-33	406,000	412,825
Financials 4.0%				166,329,250
Banks 2.6%
Banco Santander SA	4.379	04-12-28	2,003,000	1,916,225
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,758,000	2,383,335
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	3,209,000	2,718,338
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	5,045,000	4,215,740
Bank of America Corp.	3.248	10-21-27	2,187,000	2,061,371
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,318,000	2,005,403
18	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp.	3.950	04-21-25	2,424,000	$2,368,025
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	3,591,000	3,616,322
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,309,608
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	959,000	839,988
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (D)(E)	9.250	11-17-27	781,000	803,180
BPCE SA (D)	4.500	03-15-25	2,050,000	1,981,969
Citigroup, Inc.	4.600	03-09-26	3,418,000	3,378,136
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	2,468,000	2,163,435
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	2,215,000	2,172,406
Citizens Financial Group, Inc.	3.250	04-30-30	2,973,000	2,536,986
Credit Agricole SA (D)	2.811	01-11-41	1,137,000	770,749
Credit Agricole SA (D)	3.250	01-14-30	3,390,000	2,893,290
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	1,350,000	1,324,688
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (D)	6.466	01-09-26	1,833,000	1,846,065
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	1,193,000	1,079,665
Freedom Mortgage Corp. (D)	8.125	11-15-24	975,000	938,933
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	324,088
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	346,580
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	2,708,000	2,316,302
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,637,000	2,285,357
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	2,233,000	2,071,108
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	2,932,000	2,928,482
Lloyds Banking Group PLC	4.450	05-08-25	4,750,000	4,665,119
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,755,000	1,687,985
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	584,728
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	$867,578
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,020,000	1,893,548
NatWest Markets PLC (D)	1.600	09-29-26	2,887,000	2,563,063
Popular, Inc.	7.250	03-13-28	1,510,000	1,494,887
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	1,961,000	1,719,753
Santander Holdings USA, Inc.	3.244	10-05-26	3,974,000	3,661,498
Santander Holdings USA, Inc.	3.450	06-02-25	3,446,000	3,266,758
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	828,851
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,688,000	1,181,600
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33	1,152,000	1,085,873
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (D)	6.446	01-10-29	3,275,000	3,342,757
Societe Generale SA (7.375% to 10-4-23, then 5 Year U.S. Swap Rate + 4.302%) (D)(E)	7.375	10-04-23	578,000	545,522
Synovus Bank	5.625	02-15-28	301,000	283,064
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	91,201
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	3,026,000	2,315,116
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	1,001,000	967,216
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,507,000	1,381,166
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (E)(F)	8.977	08-01-23	1,861,000	1,852,006
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	5,011,000	4,517,794
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	3,822,000	3,345,126
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	4,771,000	4,164,412
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	4,959,000	4,850,993
Capital markets 0.8%
Ares Capital Corp.	2.150	07-15-26	2,232,000	1,949,013
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,269,606
Ares Capital Corp.	3.250	07-15-25	967,000	896,043
20	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Ares Capital Corp.	3.875	01-15-26	1,677,000	$1,563,133
Ares Capital Corp.	4.200	06-10-24	579,000	564,319
Blackstone Private Credit Fund	2.350	11-22-24	1,987,000	1,853,093
Blackstone Private Credit Fund	2.700	01-15-25	1,587,000	1,480,681
Blackstone Private Credit Fund	3.250	03-15-27	450,000	387,777
Blackstone Private Credit Fund	4.000	01-15-29	2,215,000	1,869,138
Cantor Fitzgerald LP (D)	4.875	05-01-24	2,164,000	2,121,208
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	1,807,000	1,564,033
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	2,475,000	1,803,542
Lazard Group LLC	4.375	03-11-29	1,861,000	1,774,848
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,082,815
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,529,000	1,501,271
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	1,170,000	944,418
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	2,953,000	2,269,708
Morgan Stanley	3.875	01-27-26	1,526,000	1,489,571
MSCI, Inc. (D)	3.250	08-15-33	1,072,000	871,000
MSCI, Inc. (D)	3.625	11-01-31	1,188,000	1,009,966
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	5,737,000	4,787,822
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	2,294,000	1,908,920
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,834,000	2,779,107
Ally Financial, Inc.	7.100	11-15-27	1,157,000	1,194,889
Discover Financial Services	4.100	02-09-27	621,000	591,183
Enova International, Inc. (D)	8.500	09-01-24	142,000	140,758
Enova International, Inc. (D)	8.500	09-15-25	1,366,000	1,310,364
OneMain Finance Corp.	6.875	03-15-25	526,000	514,576
Financial services 0.1%
Block, Inc.	3.500	06-01-31	643,000	523,849
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	491,000	402,178
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	791,648
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	240,665
Radian Group, Inc.	4.500	10-01-24	985,000	950,525
Insurance 0.3%
Athene Holding, Ltd.	3.500	01-15-31	865,000	716,444
CNA Financial Corp.	2.050	08-15-30	627,000	515,707
CNO Financial Group, Inc.	5.250	05-30-25	882,000	873,801
CNO Financial Group, Inc.	5.250	05-30-29	2,373,000	2,258,602
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,488,000	$1,199,700
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	1,960,865
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	1,789,000	1,480,025
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	1,173,000	1,061,249
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,417,222
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	1,996,000	1,690,580
Health care 0.7%				30,827,925
Biotechnology 0.1%
AbbVie, Inc.	3.200	11-21-29	5,157,000	4,765,467
Amgen, Inc.	5.250	03-02-30	631,000	648,066
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	701,000	693,990
Health care providers and services 0.5%
AdaptHealth LLC (D)	5.125	03-01-30	915,000	757,163
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,579,432
Centene Corp.	2.450	07-15-28	507,000	440,597
Centene Corp.	3.000	10-15-30	1,667,000	1,420,684
Centene Corp.	3.375	02-15-30	935,000	825,198
CVS Health Corp.	3.750	04-01-30	506,000	473,939
CVS Health Corp.	3.875	07-20-25	358,000	352,240
CVS Health Corp.	5.050	03-25-48	1,857,000	1,733,557
DaVita, Inc. (D)	3.750	02-15-31	2,026,000	1,631,485
DaVita, Inc. (D)	4.625	06-01-30	1,977,000	1,722,103
Encompass Health Corp.	4.625	04-01-31	535,000	479,744
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,039,000	2,343,662
HCA, Inc.	5.250	04-15-25	1,508,000	1,511,486
HCA, Inc.	5.250	06-15-26	1,425,000	1,430,142
Universal Health Services, Inc.	1.650	09-01-26	1,719,000	1,519,206
Universal Health Services, Inc.	2.650	10-15-30	1,611,000	1,339,974
Pharmaceuticals 0.1%
Organon & Company (D)	5.125	04-30-31	1,470,000	1,309,834
Royalty Pharma PLC	1.750	09-02-27	909,000	796,931
Viatris, Inc.	2.300	06-22-27	699,000	616,311
Viatris, Inc.	2.700	06-22-30	1,552,000	1,264,474
Viatris, Inc.	4.000	06-22-50	1,807,000	1,172,240
22	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials 2.2%				$93,084,493
Aerospace and defense 0.3%
DAE Funding LLC (D)	2.625	03-20-25	1,909,000	1,806,357
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,354,000	1,277,390
The Boeing Company	3.200	03-01-29	1,162,000	1,064,100
The Boeing Company	5.040	05-01-27	3,353,000	3,369,057
The Boeing Company	5.150	05-01-30	4,234,000	4,266,583
TransDigm, Inc.	5.500	11-15-27	1,094,000	1,049,891
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	355,181
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,630,000	1,428,174
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	112,038
Builders FirstSource, Inc. (D)	6.375	06-15-32	964,000	958,901
Owens Corning	3.875	06-01-30	257,000	241,339
Owens Corning	3.950	08-15-29	1,962,000	1,865,510
Commercial services and supplies 0.1%
Albion Financing 1 SARL (D)	6.125	10-15-26	959,000	874,133
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	383,367
APX Group, Inc. (D)	5.750	07-15-29	1,358,000	1,213,090
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	171,580
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	741,736
Construction and engineering 0.0%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,445,000	1,203,996
MasTec, Inc. (D)	4.500	08-15-28	887,000	820,971
Electrical equipment 0.1%
Regal Rexnord Corp. (D)	6.050	02-15-26	1,253,000	1,270,688
Regal Rexnord Corp. (D)	6.400	04-15-33	1,074,000	1,095,250
Ground transportation 0.1%
Uber Technologies, Inc. (D)	4.500	08-15-29	2,223,000	2,044,233
Uber Technologies, Inc. (D)	7.500	05-15-25	1,306,000	1,325,590
Uber Technologies, Inc. (D)	7.500	09-15-27	2,062,000	2,126,920
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,019,000	899,282
Hillenbrand, Inc.	3.750	03-01-31	594,000	507,884
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	419,000	404,331
Passenger airlines 0.9%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	619,265	583,657
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	618,833	575,515
Air Canada 2020-1 Class C Pass Through Trust (D)	10.500	07-15-26	441,000	467,460
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	792,522	$800,447
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,483,850	3,878,530
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	890,915	890,024
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,683,701	1,497,685
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	233,417	201,242
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	854,130	743,093
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	990,450	891,405
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	813,267	683,144
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,706,388	1,390,706
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,736,530	1,493,416
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	608,821	531,587
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,062,722	871,432
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,106,845	951,887
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	507,127	498,252
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	496,481	436,903
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	463,017	425,975
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	328,488	325,203
Delta Air Lines, Inc.	4.375	04-19-28	1,731,000	1,631,468
Delta Air Lines, Inc. (D)	4.500	10-20-25	308,000	302,043
Delta Air Lines, Inc. (D)	4.750	10-20-28	2,025,559	1,967,030
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,342,112	1,142,062
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,085,480	1,939,497
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,902,947	1,636,534
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,514,019	1,377,757
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	752,421	702,897
24	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,529,117	$1,376,206
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,195,266	3,171,302
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	1,075,450	1,033,776
United Airlines, Inc. (D)	4.375	04-15-26	140,000	133,703
United Airlines, Inc. (D)	4.625	04-15-29	288,000	260,648
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	775,203	758,167
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	231,498	228,894
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	806,343	753,930
Professional services 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	2,304,000	1,928,009
TriNet Group, Inc. (D)	3.500	03-01-29	608,000	531,696
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	1.750	01-30-26	2,043,000	1,832,904
AerCap Ireland Capital DAC	2.450	10-29-26	6,497,000	5,825,497
AerCap Ireland Capital DAC	3.000	10-29-28	3,217,000	2,800,779
Air Lease Corp.	2.100	09-01-28	1,159,000	974,014
Air Lease Corp.	2.875	01-15-26	923,000	862,356
Air Lease Corp.	3.625	12-01-27	1,180,000	1,094,561
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	885,949
Ashtead Capital, Inc. (D)	4.250	11-01-29	601,000	560,644
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,028,326
Ashtead Capital, Inc. (D)	5.550	05-30-33	709,000	704,881
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	1,104,000	965,786
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,477,000	1,233,295
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	666,000	570,133
United Rentals North America, Inc.	3.875	11-15-27	785,000	736,241
United Rentals North America, Inc.	4.875	01-15-28	1,164,000	1,118,373
Information technology 1.2%				51,680,625
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,150,428
Motorola Solutions, Inc.	2.750	05-24-31	2,304,000	1,917,682
Motorola Solutions, Inc.	4.600	05-23-29	840,000	826,364
IT services 0.1%
CGI, Inc. (D)	1.450	09-14-26	1,976,000	1,785,177
Gartner, Inc. (D)	4.500	07-01-28	1,997,000	1,876,728
Sabre GLBL, Inc. (D)	7.375	09-01-25	918,000	815,873
VeriSign, Inc.	2.700	06-15-31	1,093,000	930,903
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc. (D)	3.419	04-15-33	2,827,000	$2,379,318
Broadcom, Inc.	4.750	04-15-29	5,911,000	5,855,258
Broadcom, Inc. (D)	4.926	05-15-37	1,218,000	1,111,782
KLA Corp.	4.100	03-15-29	1,232,000	1,217,104
Marvell Technology, Inc.	2.450	04-15-28	2,500,000	2,198,199
Micron Technology, Inc.	4.185	02-15-27	5,060,000	4,879,247
Micron Technology, Inc.	5.327	02-06-29	5,038,000	5,016,779
NXP BV	3.875	06-18-26	2,629,000	2,544,558
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,036,138
Renesas Electronics Corp. (D)	1.543	11-26-24	1,501,000	1,401,832
Software 0.1%
Autodesk, Inc.	2.850	01-15-30	773,000	689,985
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	827,000	723,625
Infor, Inc. (D)	1.750	07-15-25	413,000	378,208
Oracle Corp.	2.950	04-01-30	3,973,000	3,519,587
Technology hardware, storage and peripherals 0.2%
CDW LLC	3.250	02-15-29	460,000	397,727
Dell International LLC	4.900	10-01-26	3,270,000	3,271,627
Dell International LLC	5.300	10-01-29	1,564,000	1,580,884
Dell International LLC	5.850	07-15-25	1,093,000	1,116,257
Western Digital Corp.	4.750	02-15-26	2,167,000	2,059,355
Materials 0.7%				28,738,124
Chemicals 0.2%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	767,016
Braskem Netherlands Finance BV (D)	5.875	01-31-50	2,015,000	1,537,220
OCI NV (D)	6.700	03-16-33	1,058,000	1,046,554
Sasol Financing USA LLC	5.500	03-18-31	1,103,000	913,249
Trinseo Materials Operating SCA (D)	5.125	04-01-29	357,000	221,340
Valvoline, Inc. (D)	3.625	06-15-31	1,712,000	1,421,568
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,725,000	1,444,118
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,094,717
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	558,726
Standard Industries, Inc. (D)	4.375	07-15-30	873,000	753,529
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	187,414
Containers and packaging 0.1%
Graphic Packaging International LLC (D)	3.500	03-01-29	1,359,000	1,203,512
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	805,000	816,532
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	689,000	691,412
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	907,000	798,713
Pactiv Evergreen Group Issuer, Inc. (D)	4.000	10-15-27	1,915,000	1,723,519
26	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.3%
Anglo American Capital PLC (D)	4.750	04-10-27	1,170,000	$1,151,889
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	763,000	749,129
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,946,000	1,889,273
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	581,513
Freeport-McMoRan, Inc.	4.250	03-01-30	2,022,000	1,880,405
Freeport-McMoRan, Inc.	4.625	08-01-30	1,489,000	1,418,682
Freeport-McMoRan, Inc.	5.450	03-15-43	2,369,000	2,223,682
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	268,192
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	329,000	329,000
Newmont Corp.	2.800	10-01-29	819,000	730,226
Novelis Corp. (D)	4.750	01-30-30	2,329,000	2,107,451
Volcan Cia Minera SAA (D)	4.375	02-11-26	303,000	229,543
Real estate 0.6%				25,949,405
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	1,884,397
Host Hotels & Resorts LP	3.500	09-15-30	1,253,000	1,066,854
Host Hotels & Resorts LP	4.500	02-01-26	951,000	928,852
RHP Hotel Properties LP (D)	4.500	02-15-29	1,232,000	1,109,354
XHR LP (D)	4.875	06-01-29	490,000	425,276
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	994,426
Specialized REITs 0.5%
American Tower Corp.	1.600	04-15-26	1,241,000	1,128,949
American Tower Corp.	3.550	07-15-27	1,512,000	1,434,504
American Tower Corp.	3.800	08-15-29	2,862,000	2,688,844
American Tower Trust I (D)	5.490	03-15-28	2,081,000	2,125,202
Crown Castle, Inc.	3.800	02-15-28	1,024,000	980,729
Extra Space Storage LP	5.700	04-01-28	549,000	561,735
GLP Capital LP	3.250	01-15-32	878,000	719,968
GLP Capital LP	4.000	01-15-30	858,000	760,995
GLP Capital LP	5.375	04-15-26	1,609,000	1,592,661
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	382,000	334,630
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	712,326
Iron Mountain, Inc. (D)	5.250	07-15-30	931,000	857,476
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,118,668
SBA Tower Trust (D)	6.599	01-15-28	659,000	691,150
VICI Properties LP (D)	3.875	02-15-29	798,000	717,103
VICI Properties LP (D)	4.125	08-15-30	1,099,000	979,835
VICI Properties LP (D)	4.625	12-01-29	1,845,000	1,713,654
VICI Properties LP	5.125	05-15-32	442,000	421,817
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	27

	Rate (%)	Maturity date	Par value^	Value
Utilities 0.7%				$28,701,937
Electric utilities 0.5%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	804,748	756,463
Duke Energy Corp.	2.450	06-01-30	594,000	510,431
Emera US Finance LP	3.550	06-15-26	1,699,000	1,626,069
FirstEnergy Corp.	2.650	03-01-30	1,259,000	1,087,449
FirstEnergy Corp.	3.400	03-01-50	475,000	332,818
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	424,875
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	679,062
NextEra Energy Capital Holdings, Inc.	6.051	03-01-25	486,000	494,080
NRG Energy, Inc. (D)	2.450	12-02-27	1,813,000	1,574,359
NRG Energy, Inc. (D)	3.375	02-15-29	420,000	355,654
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	853,196
NRG Energy, Inc. (D)	3.875	02-15-32	2,092,000	1,689,185
NRG Energy, Inc. (D)	4.450	06-15-29	1,365,000	1,251,924
NRG Energy, Inc. (D)	7.000	03-15-33	1,663,000	1,725,396
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	1,308,000	1,283,249
Vistra Operations Company LLC (D)	3.700	01-30-27	3,350,000	3,127,177
Vistra Operations Company LLC (D)	4.300	07-15-29	2,857,000	2,637,337
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	1,635,000	1,587,673
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,201,000	1,041,880
DPL, Inc.	4.125	07-01-25	1,185,000	1,139,081
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	124,065	110,977
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,340,000	1,254,575
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	239,700
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	1,191,000	1,086,413
NiSource, Inc.	1.700	02-15-31	594,000	477,388
NiSource, Inc.	3.600	05-01-30	1,041,000	967,397

NiSource, Inc.	5.250	03-30-28	380,000	388,129
Municipal bonds 0.1%				$3,895,488
(Cost $4,463,142)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	1,017,226
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,813,000	1,613,525
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	500,000	437,767

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	923,000	826,970
28	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (G) 0.0%				$735,444
(Cost $818,686)
Industrials 0.0%				735,444
Professional services 0.0%

CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.562	06-02-28	821,891	735,444
Collateralized mortgage obligations 2.3%				$97,595,615
(Cost $109,522,085)
Commercial and residential 1.7%				70,588,399
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(H)	0.990	04-25-53	665,467	604,313
Series 2021-2, Class A1 (D)(H)	0.985	04-25-66	543,326	458,213
Series 2021-4, Class A1 (D)(H)	1.035	01-20-65	1,339,889	1,091,906
Series 2021-5, Class A1 (D)(H)	0.951	07-25-66	1,769,871	1,467,133
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(H)	1.175	10-25-48	982,054	803,650
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(H)	3.843	11-05-32	575,000	293,250
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	665,000	639,483
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	763,191
BBCMS Trust
Series 2015-SRCH, Class D (D)(H)	5.122	08-10-35	840,000	710,651
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	912,310	878,451
Series 2019-B13, Class A2	2.889	08-15-57	780,000	752,225
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (D)(F)	7.209	05-15-39	570,000	556,156
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(F)	6.788	04-15-37	3,381,000	3,291,986
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(H)	0.941	02-25-49	759,812	667,460
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.205	01-10-35	7,015,000	854
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (D)(F)	5.934	10-15-37	587,393	577,076
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	6.048	09-15-36	1,945,000	1,847,608
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	1,528,000	1,497,207
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (D)(F)	6.698	12-15-37	478,000	467,198
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	7.498	12-15-37	946,000	904,166
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (D)	4.149	01-10-36	853,000	$836,632
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(H)	0.924	08-25-66	1,089,609	876,733
Series 2021-3, Class A1 (D)(H)	0.956	09-27-66	1,627,383	1,301,966
Series 2021-HX1, Class A1 (D)(H)	1.110	10-25-66	1,279,308	1,030,815
COLT Trust
Series 2020-RPL1, Class A1 (D)(H)	1.390	01-25-65	2,601,039	2,184,537
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.382	10-15-45	882,475	87
Series 2014-CR15, Class XA IO	0.756	02-10-47	4,007,791	11,372
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.573	05-10-51	9,564,220	174,622
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(H)	4.540	08-10-30	880,000	730,400
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	287,852
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	925,721
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	6.548	05-15-36	1,386,550	1,364,720
Series 2020-NET, Class A (D)	2.257	08-15-37	676,305	609,952
Series 2021-NQM2, Class A1 (D)(H)	1.179	02-25-66	1,033,710	877,862
Series 2021-NQM3, Class A1 (D)(H)	1.015	04-25-66	896,037	734,601
Series 2021-NQM5, Class A1 (D)(H)	0.938	05-25-66	622,791	494,913
Series 2021-NQM6, Class A1 (D)(H)	1.174	07-25-66	1,650,177	1,336,333
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(H)	0.797	02-25-66	682,173	575,040
Series 2021-2, Class A1 (D)(H)	0.931	06-25-66	1,021,494	828,755
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(H)	2.500	02-01-51	1,961,250	1,611,443
GCAT Trust
Series 2021-NQM1, Class A1 (D)(H)	0.874	01-25-66	666,054	564,730
Series 2021-NQM2, Class A1 (D)(H)	1.036	05-25-66	772,869	645,091
Series 2021-NQM3, Class A1 (D)(H)	1.091	05-25-66	1,186,477	977,453
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(H)	3.932	10-10-35	320,000	279,137
Series 2017-485L, Class C (D)(H)	4.115	02-10-37	250,000	215,118
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	813,758
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	600,964
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(H)	1.382	09-27-60	170,990	156,282
Series 2021-NQM1, Class A1 (D)(H)	1.017	07-25-61	478,282	414,995
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(H)	1.071	06-25-56	775,139	662,124
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	319,237
Series 2017-APTS, Class CFX (D)(H)	3.613	06-15-34	400,000	382,134
Irvine Core Office Trust
30	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-IRV, Class A2 (D)(H)	3.279	05-15-48	1,466,000	$1,421,298
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,057,740
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	6.298	05-15-36	840,000	823,776
Life Mortgage Trust
Series 2021-BMR, Class A (1 month CME Term SOFR + 0.814%) (D)(F)	5.704	03-15-38	780,478	759,657
Series 2021-BMR, Class D (1 month CME Term SOFR + 1.514%) (D)(F)	6.404	03-15-38	1,543,263	1,473,523
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (D)(F)	6.185	05-15-39	3,345,000	3,274,758
MFA Trust
Series 2021-NQM1, Class A1 (D)(H)	1.153	04-25-65	569,221	502,458
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(H)	3.917	11-15-32	464,000	322,106
Series 2018-ALXA, Class C (D)(H)	4.460	01-15-43	380,000	324,337
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	869,486	789,267
OBX Trust
Series 2020-EXP2, Class A3 (D)(H)	2.500	05-25-60	330,311	278,159
Series 2021-NQM2, Class A1 (D)(H)	1.101	05-25-61	1,110,013	903,236
Series 2021-NQM3, Class A1 (D)(H)	1.054	07-25-61	1,770,995	1,360,098
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	209,910
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(H)	2.000	01-25-36	1,564,210	1,357,956
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,295,355
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (D)(F)	5.890	01-15-39	2,873,000	2,791,854
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(H)	2.447	12-25-66	1,847,648	1,598,546
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(H)	3.956	10-25-53	566,000	549,502
Series 2015-2, Class 1M2 (D)(H)	3.548	11-25-60	562,366	551,070
Series 2017-2, Class A1 (D)(H)	2.750	04-25-57	16,035	15,808
Series 2018-1, Class A1 (D)(H)	3.000	01-25-58	133,796	129,841
Series 2018-4, Class A1 (D)(H)	3.000	06-25-58	750,451	697,652
Series 2018-5, Class A1A (D)(H)	3.250	07-25-58	66,805	64,322
Series 2018-6, Class A1A (D)(H)	3.750	03-25-58	592,418	576,485
Series 2019-1, Class A1 (D)(H)	3.750	03-25-58	847,446	807,225
Series 2019-4, Class A1 (D)(H)	2.900	10-25-59	879,262	824,543
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,328,817	1,165,292
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (D)	1.218	05-25-65	333,112	305,085
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (D)(H)	1.046	06-25-66	1,348,487	$1,133,571
Series 2021-4, Class A1 (D)(H)	0.938	07-25-66	734,796	594,019
Series 2021-5, Class A1 (D)(H)	1.013	09-25-66	1,236,057	1,009,922
Series 2021-R1, Class A1 (D)(H)	0.820	10-25-63	580,444	522,472
U.S. Government Agency 0.6%				27,007,216
Federal Home Loan Mortgage Corp.
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(F)	7.215	02-25-42	1,956,000	1,926,684
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(F)	7.715	04-25-42	1,172,000	1,169,070
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (D)(F)	8.165	05-25-42	1,791,000	1,817,865
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (D)(F)	9.315	06-25-42	1,955,000	2,071,745
Federal National Mortgage Association
Series 427, Class C20 IO	2.000	02-25-51	11,430,213	1,514,626
Series 427, Class C77 IO	2.500	09-25-51	5,435,140	799,998
Government National Mortgage Association
Series 2012-114, Class IO	0.608	01-16-53	822,787	12,564
Series 2016-174, Class IO	0.892	11-16-56	1,536,702	62,281
Series 2017-109, Class IO	0.230	04-16-57	1,828,492	34,207
Series 2017-124, Class IO	0.620	01-16-59	1,719,528	52,052
Series 2017-135, Class IO	0.720	10-16-58	2,798,775	114,168
Series 2017-140, Class IO	0.486	02-16-59	1,309,626	43,557
Series 2017-159, Class IO	0.434	06-16-59	1,992,389	62,815
Series 2017-169, Class IO	0.588	01-16-60	23,962,932	802,900
Series 2017-20, Class IO	0.531	12-16-58	2,315,114	58,955
Series 2017-22, Class IO	0.758	12-16-57	831,313	30,526
Series 2017-41, Class IO	0.594	07-16-58	1,452,280	40,401
Series 2017-46, Class IO	0.697	11-16-57	2,576,511	96,209
Series 2017-61, Class IO	0.745	05-16-59	1,125,659	41,712
Series 2018-158, Class IO	0.773	05-16-61	3,070,914	152,487
Series 2018-35, Class IO	0.530	03-16-60	3,861,274	142,078
Series 2018-43, Class IO	0.438	05-16-60	4,835,571	160,767
Series 2018-68, Class IO	0.423	01-16-60	6,404,362	212,293
Series 2018-69, Class IO	0.611	04-16-60	3,466,106	159,096
Series 2018-81, Class IO	0.475	01-16-60	4,886,074	193,821
Series 2018-9, Class IO	0.443	01-16-60	6,194,449	190,183
Series 2019-131, Class IO	0.802	07-16-61	3,067,836	169,325
Series 2020-100, Class IO	0.783	05-16-62	4,173,263	246,747
Series 2020-108, Class IO	0.847	06-16-62	24,106,922	1,438,385
Series 2020-114, Class IO	0.800	09-16-62	11,244,578	693,666
Series 2020-118, Class IO	0.881	06-16-62	9,345,765	582,001
Series 2020-119, Class IO	0.602	08-16-62	4,635,335	233,772
Series 2020-120, Class IO	0.761	05-16-62	2,802,135	164,455
32	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-137, Class IO	0.795	09-16-62	19,351,162	$1,101,929
Series 2020-150, Class IO	0.961	12-16-62	8,795,541	629,876
Series 2020-170, Class IO	0.833	11-16-62	11,306,119	723,271
Series 2020-92, Class IO	0.878	02-16-62	9,794,308	648,504
Series 2021-110, Class IO	0.872	11-16-63	7,428,294	511,139
Series 2021-163, Class IO	0.800	03-16-64	9,325,494	593,515
Series 2021-183, Class IO	0.871	01-16-63	7,259,153	475,406
Series 2021-3, Class IO	0.867	09-16-62	20,800,467	1,349,536
Series 2021-40, Class IO	0.824	02-16-63	4,178,564	267,932
Series 2021-47, Class IO	0.992	03-16-61	26,982,672	1,886,985
Series 2022-17, Class IO	0.802	12-31-99	11,397,000	761,282
Series 2022-181, Class IO	0.715	07-16-64	5,411,121	402,969
Series 2022-21, Class IO	0.783	10-16-63	4,843,214	314,385
Series 2022-53, Class IO	0.712	06-16-64	17,953,730	1,006,641

Series 2022-57, Class IO	0.756	09-16-63	13,512,039	842,435
Asset backed securities 2.4%				$102,258,453
(Cost $114,016,743)
Asset backed securities 2.4%				102,258,453
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	716,000	665,453
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	3,805,000	3,378,429
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	777,000	708,355
Series 2021-SFR4, Class A (D)	2.117	12-17-38	439,000	398,644
Applebee’s Funding LLC
Series 2023-1A, Class A2 (D)	7.824	03-05-53	1,003,000	1,012,265
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	765,340	687,757
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,667,600	2,356,849
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	2,401,000	2,278,590
Series 2020-1A, Class A (D)	2.330	08-20-26	2,091,000	1,964,149
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	863,532	821,510
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,393,861
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,545,449	2,309,722
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,551,206	2,243,369
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	689,657	653,557
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	2,693,227	2,388,109
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	2,454,593	$2,136,724
Series 2022-1A, Class A (D)	2.720	01-18-47	1,574,330	1,382,171
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	2,001,000	1,816,204
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,281,000	1,139,366
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	926,250	870,254
Series 2021-1A, Class A2I (D)	2.045	11-20-51	4,077,388	3,619,130
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	412,535
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,815,023	2,659,616
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,899,240	1,640,723
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,679,345	1,444,630
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,360,060	1,945,631
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	3,048,359	2,788,778
Series 2020-SFR2, Class A (D)	1.266	10-19-37	2,002,486	1,822,120
Series 2021-SFR1, Class A (D)	1.538	08-17-38	1,484,595	1,320,068
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,498,774
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	1,317,930	1,286,662
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,317,349
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,914,000	1,775,143
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	267,360	259,162
Series 2022-1D, Class B (D)	4.100	06-20-34	174,475	166,829
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	828,769	738,195
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,248,000	1,169,672
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	668,360	614,380
Series 2022-1A, Class A2I (D)	3.445	02-26-52	2,157,960	1,928,912
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	47,995	46,514
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (D)	6.560	04-20-53	1,176,000	1,173,734
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	562,245	547,182
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (D)	3.910	12-15-45	146,362	141,646
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	858,620	796,920
34	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,177,151	$1,004,190
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,608,723	3,050,320
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,453,320	1,209,478
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	3,311,000	2,875,080
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	847,237
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	432,551	388,159
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	267,103	265,234
Series 2020-1A, Class A2 (D)	3.101	02-15-28	118,871	117,998
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,126,955	1,051,838
Series 2021-SFR8, Class B (D)	1.681	10-17-38	1,093,000	953,168
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	147,485	144,543
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,447,638	2,312,775
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (D)	3.200	01-20-36	132,406	127,178
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,255,513	1,187,269
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	1,515,938	1,366,827
Series 2021-A, Class APT2 (D)	1.070	01-15-53	887,350	784,394
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,062,493	1,900,472
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,907,315	1,569,329
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	406,423	342,879
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,473,038	3,045,732
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,265,416	1,071,624
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	2,653,417	2,329,919
Series 2021-1A, Class A (D)	1.860	03-20-46	2,413,615	2,082,472
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	2,175,000	1,961,287
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,650,000	1,404,621
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (D)	2.152	10-20-31	406,663	368,448
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	1,592,000	1,504,775
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	2,230,483	1,919,913
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	2,003,318	1,682,007
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	361,483	$307,532
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,624,265	1,362,112

	Par value^	Value
Escrow certificates 0.0%		$32,451
(Cost $0)
LSC Communications, Inc. (A)(D)(I)	1,051,650	2,051
Teekay Offshore Partners LP (A)	1,216,000	30,400

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.6%				$109,299,411
(Cost $109,279,616)
U.S. Government Agency 1.6%				69,023,000
Federal Agricultural Mortgage Corp. Discount Note	4.550	05-01-23	15,500,000	15,500,000
Federal Home Loan Bank Discount Note	4.550	05-01-23	53,523,000	53,523,000

	Yield (%)	Shares	Value
Short-term funds 1.0%			40,276,411
John Hancock Collateral Trust (J)	4.9058(K)	4,028,810	40,276,411

Total investments (Cost $3,391,991,924) 100.1%	$4,219,581,122
Other assets and liabilities, net (0.1%)	(4,766,805)
Total net assets 100.0%	$4,214,814,317

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-23.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
36	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 4-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $3,406,258,855. Net unrealized appreciation aggregated to $813,322,267, of which $977,260,117 related to gross unrealized appreciation and $163,937,850 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	37

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $3,351,735,308) including $39,194,043 of securities loaned	$4,179,304,711
Affiliated investments, at value (Cost $40,256,616)	40,276,411
Total investments, at value (Cost $3,391,991,924)	4,219,581,122
Cash	37,725,788
Foreign currency, at value (Cost $294)	305
Collateral held at broker for futures contracts	260,000
Dividends and interest receivable	13,927,821
Receivable for fund shares sold	12,366,761
Receivable for investments sold	6,388,081
Receivable for delayed delivery securities sold	510,097
Receivable for securities lending income	19,951
Other assets	539,563
Total assets	4,291,319,489
Liabilities
Payable for investments purchased	15,443,292
Payable for delayed delivery securities purchased	12,180,142
Payable for fund shares repurchased	7,467,403
Payable upon return of securities loaned	40,310,993
Payable to affiliates
Accounting and legal services fees	247,397
Transfer agent fees	321,744
Distribution and service fees	160,083
Trustees’ fees	2,247
Other liabilities and accrued expenses	371,871
Total liabilities	76,505,172
Net assets	$4,214,814,317
Net assets consist of
Paid-in capital	$3,483,865,286
Total distributable earnings (loss)	730,949,031
Net assets	$4,214,814,317

38	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,603,288,789 ÷ 109,351,974 shares)[1]	$23.81
Class C ($188,535,381 ÷ 7,932,924 shares)[1]	$23.77
Class I ($699,874,979 ÷ 29,434,126 shares)	$23.78
Class R2 ($10,545,126 ÷ 443,522 shares)	$23.78
Class R4 ($24,774,645 ÷ 1,035,372 shares)	$23.93
Class R5 ($2,419,288 ÷ 101,289 shares)	$23.89
Class R6 ($685,376,109 ÷ 28,776,883 shares)	$23.82
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$24.93

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	39

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Interest	$31,565,812
Dividends	22,188,594
Securities lending	139,181
Less foreign taxes withheld	(205,248)
Total investment income	53,688,339
Expenses
Investment management fees	11,661,397
Distribution and service fees	4,776,204
Accounting and legal services fees	395,514
Transfer agent fees	1,973,582
Trustees’ fees	50,668
Custodian fees	289,280
State registration fees	111,775
Printing and postage	90,032
Professional fees	88,244
Other	96,289
Total expenses	19,532,985
Less expense reductions	(157,719)
Net expenses	19,375,266
Net investment income	34,313,073
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(47,494,728)
Affiliated investments	(6)
Futures contracts	63,123
(47,431,611)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	325,292,956
Affiliated investments	24,946
325,317,902
Net realized and unrealized gain	277,886,291
Increase in net assets from operations	$312,199,364
40	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$34,313,073	$53,969,998
Net realized loss	(47,431,611)	(32,532,671)
Change in net unrealized appreciation (depreciation)	325,317,902	(741,307,013)
Increase (decrease) in net assets resulting from operations	312,199,364	(719,869,686)
Distributions to shareholders
From earnings
Class A	(21,834,110)	(79,419,058)
Class C	(1,042,990)	(6,660,725)
Class I	(7,065,417)	(27,729,529)
Class R2	(81,379)	(321,884)
Class R4	(224,408)	(859,121)
Class R5	(24,179)	(88,375)
Class R6	(6,991,952)	(22,432,649)
Total distributions	(37,264,435)	(137,511,341)
From fund share transactions	5,640,781	323,608,726
Total increase (decrease)	280,575,710	(533,772,301)
Net assets
Beginning of period	3,934,238,607	4,468,010,908
End of period	$4,214,814,317	$3,934,238,607
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	41

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.25	$27.14	$22.51	$20.90	$20.18	$20.40
Net investment income[2]	0.18	0.30	0.25	0.27	0.32	0.32
Net realized and unrealized gain (loss) on investments	1.58	(4.40)	4.75	1.79	1.84	0.28
Total from investment operations	1.76	(4.10)	5.00	2.06	2.16	0.60
Less distributions
From net investment income	(0.20)	(0.34)	(0.30)	(0.30)	(0.33)	(0.34)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.20)	(0.79)	(0.37)	(0.45)	(1.44)	(0.82)
Net asset value, end of period	$23.81	$22.25	$27.14	$22.51	$20.90	$20.18
Total return (%)[3,4]	7.96[5]	(15.46)	22.38	10.06	11.63	2.89
Ratios and supplemental data
Net assets, end of period (in millions)	$2,603	$2,396	$2,592	$1,618	$1,063	$832
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[6]	1.04	1.04	1.08	1.08	1.07
Expenses including reductions	1.04[6]	1.03	1.03	1.07	1.07	1.06
Net investment income	1.61[6]	1.22	0.96	1.25	1.60	1.57
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
42	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.22	$27.09	$22.48	$20.86	$20.15	$20.37
Net investment income[2]	0.10	0.09	0.07	0.13	0.18	0.18
Net realized and unrealized gain (loss) on investments	1.57	(4.35)	4.74	1.79	1.83	0.27
Total from investment operations	1.67	(4.26)	4.81	1.92	2.01	0.45
Less distributions
From net investment income	(0.12)	(0.16)	(0.13)	(0.15)	(0.19)	(0.19)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.12)	(0.61)	(0.20)	(0.30)	(1.30)	(0.67)
Net asset value, end of period	$23.77	$22.22	$27.09	$22.48	$20.86	$20.15
Total return (%)[3,4]	7.55[5]	(16.03)	21.48	9.34	10.81	2.18
Ratios and supplemental data
Net assets, end of period (in millions)	$189	$200	$314	$314	$351	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74[6]	1.74	1.74	1.78	1.78	1.77
Expenses including reductions	1.74[6]	1.73	1.73	1.77	1.77	1.76
Net investment income	0.91[6]	0.28	0.26	0.60	0.91	0.87
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	43

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.23	$27.11	$22.49	$20.88	$20.16	$20.39
Net investment income[2]	0.22	0.36	0.32	0.33	0.38	0.38
Net realized and unrealized gain (loss) on investments	1.57	(4.38)	4.75	1.80	1.84	0.27
Total from investment operations	1.79	(4.02)	5.07	2.13	2.22	0.65
Less distributions
From net investment income	(0.24)	(0.41)	(0.38)	(0.37)	(0.39)	(0.40)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.24)	(0.86)	(0.45)	(0.52)	(1.50)	(0.88)
Net asset value, end of period	$23.78	$22.23	$27.11	$22.49	$20.88	$20.16
Total return (%)[3]	8.08[4]	(15.18)	22.71	10.41	11.98	3.16
Ratios and supplemental data
Net assets, end of period (in millions)	$700	$681	$874	$626	$469	$454
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74[5]	0.74	0.74	0.78	0.79	0.78
Expenses including reductions	0.74[5]	0.73	0.73	0.77	0.78	0.77
Net investment income	1.91[5]	1.47	1.26	1.55	1.90	1.85
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
44	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.22	$27.10	$22.47	$20.86	$20.15	$20.37
Net investment income[2]	0.18	0.27	0.22	0.25	0.30	0.30
Net realized and unrealized gain (loss) on investments	1.57	(4.39)	4.76	1.79	1.83	0.28
Total from investment operations	1.75	(4.12)	4.98	2.04	2.13	0.58
Less distributions
From net investment income	(0.19)	(0.31)	(0.28)	(0.28)	(0.31)	(0.32)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.19)	(0.76)	(0.35)	(0.43)	(1.42)	(0.80)
Net asset value, end of period	$23.78	$22.22	$27.10	$22.47	$20.86	$20.15
Total return (%)[3]	7.87[4]	(15.49)	22.26	10.03	11.48	2.79
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$9	$11	$11	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[5]	1.11	1.12	1.16	1.17	1.18
Expenses including reductions	1.11[5]	1.10	1.11	1.15	1.17	1.17
Net investment income	1.53[5]	1.11	0.88	1.18	1.51	1.47
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	45

CLASS R4 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.37	$27.27	$22.62	$21.00	$20.27	$20.49
Net investment income[2]	0.20	0.32	0.29	0.28	0.35	0.35
Net realized and unrealized gain (loss) on investments	1.58	(4.40)	4.77	1.83	1.85	0.28
Total from investment operations	1.78	(4.08)	5.06	2.11	2.20	0.63
Less distributions
From net investment income	(0.22)	(0.37)	(0.34)	(0.34)	(0.36)	(0.37)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.22)	(0.82)	(0.41)	(0.49)	(1.47)	(0.85)
Net asset value, end of period	$23.93	$22.37	$27.27	$22.62	$21.00	$20.27
Total return (%)[3]	8.00[4]	(15.29)	22.55	10.24	11.79	3.03
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$23	$29	$23	$13	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98[5]	0.98	0.98	1.01	1.03	1.03
Expenses including reductions	0.88[5]	0.87	0.88	0.90	0.92	0.92
Net investment income	1.77[5]	1.29	1.12	1.33	1.77	1.70
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.33	$27.23	$22.58	$20.96	$20.24	$20.47
Net investment income[2]	0.23	0.36	0.34	0.36	0.39	0.40
Net realized and unrealized gain (loss) on investments	1.57	(4.39)	4.77	1.79	1.84	0.26
Total from investment operations	1.80	(4.03)	5.11	2.15	2.23	0.66
Less distributions
From net investment income	(0.24)	(0.42)	(0.39)	(0.38)	(0.40)	(0.41)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.24)	(0.87)	(0.46)	(0.53)	(1.51)	(0.89)
Net asset value, end of period	$23.89	$22.33	$27.23	$22.58	$20.96	$20.24
Total return (%)[3]	8.12[4]	(15.14)	22.83	10.48	11.98	3.19
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$3	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[5]	0.68	0.68	0.71	0.73	0.73
Expenses including reductions	0.68[5]	0.67	0.67	0.70	0.72	0.72
Net investment income	1.96[5]	1.48	1.32	1.65	1.95	1.96
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	47

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$22.26	$27.15	$22.52	$20.91	$20.19	$20.41
Net investment income[2]	0.23	0.40	0.35	0.35	0.40	0.41
Net realized and unrealized gain (loss) on investments	1.58	(4.40)	4.76	1.80	1.84	0.27
Total from investment operations	1.81	(4.00)	5.11	2.15	2.24	0.68
Less distributions
From net investment income	(0.25)	(0.44)	(0.41)	(0.39)	(0.41)	(0.42)
From net realized gain	—	(0.45)	(0.07)	(0.15)	(1.11)	(0.48)
Total distributions	(0.25)	(0.89)	(0.48)	(0.54)	(1.52)	(0.90)
Net asset value, end of period	$23.82	$22.26	$27.15	$22.52	$20.91	$20.19
Total return (%)[3]	8.17[4]	(15.10)	22.86	10.52	12.07	3.30
Ratios and supplemental data
Net assets, end of period (in millions)	$685	$623	$645	$366	$226	$166
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64[5]	0.63	0.64	0.66	0.68	0.68
Expenses including reductions	0.63[5]	0.62	0.63	0.65	0.67	0.67
Net investment income	2.01[5]	1.66	1.37	1.67	2.00	1.98
Portfolio turnover (%)	27	61	65	89	76	58

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Balanced Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek current income, long-term growth of capital and income and preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	49

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$2,540,426,091	$2,411,326,442	$129,099,649	—
Preferred securities	1,552,258	1,552,258	—	—
U.S. Government and Agency obligations	707,278,258	—	707,278,258	—
Foreign government obligations	3,059,299	—	3,059,299	—
Corporate bonds	653,448,354	—	653,448,354	—
Municipal bonds	3,895,488	—	3,895,488	—
Term loans	735,444	—	735,444	—
Collateralized mortgage obligations	97,595,615	—	97,595,615	—
Asset backed securities	102,258,453	—	102,258,453	—
Escrow certificates	32,451	—	30,400	$2,051
Short-term investments	109,299,411	40,276,411	69,023,000	—
Total investments in securities	$4,219,581,122	$2,453,155,111	$1,766,423,960	$2,051
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of
50	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	51

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $39,194,043 and received $40,310,993 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund
52	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $8,066.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $39,645,634 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and wash sale loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	53

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2023, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $8.3 million, as measured at each quarter end. There were no open futures contracts as of April 30, 2023.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$63,123
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $2 billion of the fund’s average daily net assets and (b) 0.550% of the fund’s average daily net assets in excess of
54	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

$2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$89,473
Class C	7,002
Class I	24,700
Class R2	355
Class	Expense reduction
Class R4	$852
Class R5	83
Class R6	23,394
Total	$145,859

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.57% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $11,860 for Class R4 shares for the six months ended April 30, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	55

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $732,261 for the six months ended April 30, 2023. Of this amount, $76,120 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $656,141 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $106,310 and $6,032 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,735,457	$1,431,291
Class C	975,573	112,138
Class I	—	395,352
Class R2	23,716	501
Class R4	40,886	1,202
Class R5	572	116
Class R6	—	32,982
Total	$4,776,204	$1,973,582
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
56	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$4,100,000	1	5.045%	$575
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	14,916,735	$344,305,069	35,357,748	$878,826,121
Distributions reinvested	939,598	21,320,214	3,052,807	77,352,792
Repurchased	(14,169,725)	(326,801,300)	(26,261,750)	(640,080,496)
Net increase	1,686,608	$38,823,983	12,148,805	$316,098,417
Class C shares
Sold	488,161	$11,223,122	972,211	$24,236,100
Distributions reinvested	44,371	1,003,981	246,033	6,377,311
Repurchased	(1,600,551)	(36,943,257)	(3,791,488)	(93,202,943)
Net decrease	(1,068,019)	$(24,716,154)	(2,573,244)	$(62,589,532)
Class I shares
Sold	2,921,129	$67,287,762	7,079,367	$174,892,081
Distributions reinvested	283,505	6,426,495	993,477	25,125,613
Repurchased	(4,413,274)	(101,628,161)	(9,653,868)	(234,311,660)
Net decrease	(1,208,640)	$(27,913,904)	(1,581,024)	$(34,293,966)
Class R2 shares
Sold	45,871	$1,054,663	58,364	$1,454,208
Distributions reinvested	3,209	72,773	11,203	285,072
Repurchased	(21,671)	(503,211)	(76,647)	(1,933,370)
Net increase (decrease)	27,409	$624,225	(7,080)	$(194,090)
Class R4 shares
Sold	49,494	$1,148,314	87,499	$2,176,913
Distributions reinvested	9,835	224,408	33,704	859,121
Repurchased	(52,643)	(1,218,560)	(158,044)	(3,987,045)
Net increase (decrease)	6,686	$154,162	(36,841)	$(951,011)
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	57

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	2,901	$67,034	4,476	$109,367
Distributions reinvested	1,062	24,179	3,484	88,375
Repurchased	(2,937)	(66,021)	(9,481)	(250,048)
Net increase (decrease)	1,026	$25,192	(1,521)	$(52,306)
Class R6 shares
Sold	3,606,726	$83,250,839	8,676,856	$213,273,765
Distributions reinvested	306,179	6,951,420	890,577	22,395,203
Repurchased	(3,101,356)	(71,558,982)	(5,363,657)	(130,077,754)
Net increase	811,549	$18,643,277	4,203,776	$105,591,214
Total net increase	256,619	$5,640,781	12,152,871	$323,608,726
Affiliates of the fund owned 1% of shares of Class R6 on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $638,115,880 and $665,132,678, respectively, for the six months ended April 30, 2023. Purchases and sales of U.S. Treasury obligations aggregated $420,584,935 and $394,851,787, respectively, for the six months ended April 30, 2023.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,028,810	$39,113,494	$86,460,499	$(85,322,522)	$(6)	$24,946	$139,181	—	$40,276,411

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
58	JOHN HANCOCK Balanced Fund | SEMIANNUAL REPORT

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Balanced Fund	59

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Balanced Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
60	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK BALANCED FUND	61

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Jeffrey N. Given, CFA
Michael J. Scanlon, Jr., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
62	JOHN HANCOCK BALANCED FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Balanced Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879739	36SA 4/23
6/2023

Semiannual report
John Hancock
Disciplined Value International Fund
International equity
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value International Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
15	Financial highlights
22	Notes to financial statements
32	Statement regarding liquidity risk management
34	More information
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
1The fund is the successor to Robeco Boston Partners International Equity Fund (predecessor fund) and Class A shares were first offered on 9-29-14. Returns prior to this date are those of the predecessor fund’s institutional class shares, that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
AstraZeneca PLC	3.1
Renesas Electronics Corp.	2.7
Booking Holdings, Inc.	2.4
STMicroelectronics NV	2.2
TotalEnergies SE	2.2
Suncor Energy, Inc.	2.1
Teck Resources, Ltd., Class B	2.0
Sanofi	2.0
Alibaba Group Holding, Ltd.	2.0
Siemens AG	1.9
TOTAL	22.6
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
United Kingdom	19.1
Japan	15.7
France	10.0
Canada	9.4
Switzerland	8.5
Germany	6.7
Netherlands	5.2
United States	3.5
Ireland	3.4
Singapore	2.4
TOTAL	83.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,220.80	$6.50	1.18%
	Hypothetical example	1,000.00	1,018.90	5.91	1.18%
Class C	Actual expenses/actual returns	1,000.00	1,216.20	10.61	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	1,222.50	5.12	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R2	Actual expenses/actual returns	1,000.00	1,220.50	7.21	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class R4	Actual expenses/actual returns	1,000.00	1,221.90	5.95	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class R6	Actual expenses/actual returns	1,000.00	1,222.70	4.57	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	1,223.00	4.52	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 96.4%		$2,370,227,596
(Cost $2,126,649,299)
Austria 1.0%		23,407,587
ANDRITZ AG	360,416	23,407,587
Belgium 0.3%		8,440,893
Azelis Group NV	355,787	8,440,893
Bermuda 1.7%		41,414,436
Everest Re Group, Ltd.	109,562	41,414,436
Brazil 0.9%		21,277,904
Banco do Brasil SA	2,476,200	21,277,904
Canada 9.4%		231,667,602
Canadian Natural Resources, Ltd.	655,245	39,928,425
Cenovus Energy, Inc.	2,631,772	44,172,045
Kinross Gold Corp.	4,728,308	23,836,103
MEG Energy Corp. (A)	1,318,883	21,961,103
Suncor Energy, Inc.	1,627,701	50,962,894
Teck Resources, Ltd., Class B (B)	1,090,729	50,807,032
China 2.0%		47,973,602
Alibaba Group Holding, Ltd. (A)	4,537,100	47,973,602
Finland 1.0%		24,535,716
Metso Outotec OYJ	880,001	9,715,885
Nordea Bank ABP	1,334,006	14,819,831
France 10.0%		246,674,152
Airbus SE	173,559	24,304,360
AXA SA	755,905	24,672,960
Capgemini SE	87,523	15,960,519
Imerys SA	502,875	20,672,483
Kering SA	33,531	21,472,226
Rexel SA (A)	991,037	22,956,081
Sanofi	451,781	48,687,831
SPIE SA	465,747	14,537,429
TotalEnergies SE	835,839	53,410,263
Germany 6.7%		165,983,051
Allianz SE	96,413	24,210,055
Brenntag SE	254,188	20,717,584
Commerzbank AG (A)	2,784,426	30,943,756
Daimler Truck Holding AG (A)	596,262	19,702,344
Deutsche Telekom AG	615,368	14,837,664
Rheinmetall AG	32,367	9,480,097
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	7

	Shares	Value
Germany (continued)
Siemens AG	279,626	$46,091,551
Greece 0.6%		14,301,002
Hellenic Telecommunications Organization SA	978,734	14,301,002
India 1.5%		36,444,814
HDFC Bank, Ltd., ADR	522,132	36,444,814
Ireland 3.4%		83,318,199
CRH PLC	642,458	31,179,330
Flutter Entertainment PLC (A)	53,716	10,764,616
Ryanair Holdings PLC (A)	2,523,063	41,374,253
Japan 15.7%		386,961,619
Asahi Group Holdings, Ltd.	1,158,600	44,761,469
Chugai Pharmaceutical Company, Ltd.	555,900	14,345,367
Fuji Corp. (Aichi)	726,800	12,190,735
Honda Motor Company, Ltd.	469,100	12,441,953
Idemitsu Kosan Company, Ltd.	493,900	10,516,634
IHI Corp.	1,303,200	32,838,183
KDDI Corp.	1,355,500	42,316,181
Komatsu, Ltd.	1,599,000	39,766,924
Mitsubishi Heavy Industries, Ltd.	441,500	16,741,789
Renesas Electronics Corp. (A)	5,163,100	67,287,838
Sony Group Corp.	484,600	43,843,578
Subaru Corp.	1,117,900	18,246,161
Sumitomo Mitsui Financial Group, Inc.	774,700	31,664,807
Netherlands 5.2%		126,997,073
Aalberts NV	447,037	20,646,748
ING Groep NV	2,715,667	33,680,599
Koninklijke Ahold Delhaize NV	775,256	26,657,016
Stellantis NV (B)	2,777,074	46,012,710
Norway 0.5%		11,120,136
Norsk Hydro ASA	1,511,080	11,120,136
Singapore 2.4%		59,461,644
Genting Singapore, Ltd.	20,777,500	17,675,959
United Overseas Bank, Ltd.	1,967,500	41,785,685
South Korea 1.7%		41,068,207
Hana Financial Group, Inc.	334,568	10,513,350
Samsung Electronics Company, Ltd.	620,982	30,554,857
Spain 0.9%		22,592,609
Banco Bilbao Vizcaya Argentaria SA (B)	3,085,994	22,592,609
8	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden 0.4%		$10,765,039
Svenska Handelsbanken AB, A Shares	1,217,794	10,765,039
Switzerland 8.5%		208,253,055
Glencore PLC	7,767,219	45,847,230
Novartis AG	430,124	43,999,058
STMicroelectronics NV	1,251,423	53,532,419
Swiss Re AG	211,462	21,295,051
The Swatch Group AG, Bearer Shares	67,071	23,009,548
UBS Group AG	1,010,671	20,569,749
United Kingdom 19.1%		470,589,466
AstraZeneca PLC	515,046	75,796,012
BAE Systems PLC	2,966,739	37,796,359
Coca-Cola Europacific Partners PLC	680,667	43,882,601
CVS Group PLC	423,828	11,295,326
Endeavour Mining PLC	776,390	19,987,809
Ferroglobe PLC (A)	2,337,308	9,442,724
Future PLC	1,092,511	15,502,622
IMI PLC	1,336,168	26,808,775
Inchcape PLC	1,275,127	12,981,426
Informa PLC	2,568,039	23,346,339
JD Sports Fashion PLC	13,578,933	27,559,464
NatWest Group PLC	6,139,912	20,225,561
Nomad Foods, Ltd. (A)	956,589	17,983,873
Shell PLC	1,178,764	36,221,410
SSE PLC	1,867,430	43,087,701
Tesco PLC	6,487,377	22,935,908
WH Smith PLC	1,297,406	25,735,556
United States 3.5%		86,979,790
Applied Materials, Inc.	151,615	17,137,043
Booking Holdings, Inc. (A)	22,597	60,702,547
Ovintiv, Inc.	252,933	9,140,200

	Yield (%)	Shares	Value
Short-term investments 4.6%			$113,147,828
(Cost $113,144,996)
Short-term funds 4.6%			113,147,828
Fidelity Government Portfolio, Institutional Class	4.7700(C)	69,919,254	69,919,254
John Hancock Collateral Trust (D)	4.9058(C)	4,324,111	43,228,574

Total investments (Cost $2,239,794,295) 101.0%	$2,483,375,424
Other assets and liabilities, net (1.0%)	(24,189,380)
Total net assets 100.0%	$2,459,186,044

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	9

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-23.
(C)	The rate shown is the annualized seven-day yield as of 4-30-23.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $2,264,646,265. Net unrealized appreciation aggregated to $218,729,159, of which $251,800,911 related to gross unrealized appreciation and $33,071,752 related to gross unrealized depreciation.
10	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,196,568,553) including $42,121,601 of securities loaned	$2,440,146,850
Affiliated investments, at value (Cost $43,225,742)	43,228,574
Total investments, at value (Cost $2,239,794,295)	2,483,375,424
Cash	2,409,148
Foreign currency, at value (Cost $3,325,292)	3,327,227
Dividends and interest receivable	16,527,806
Receivable for fund shares sold	5,421,549
Receivable for investments sold	7,325,864
Receivable for securities lending income	41,721
Other assets	290,534
Total assets	2,518,719,273
Liabilities
Payable for investments purchased	12,278,536
Payable for fund shares repurchased	3,530,671
Payable upon return of securities loaned	43,245,282
Payable to affiliates
Accounting and legal services fees	144,816
Transfer agent fees	53,254
Distribution and service fees	515
Trustees’ fees	724
Other liabilities and accrued expenses	279,431
Total liabilities	59,533,229
Net assets	$2,459,186,044
Net assets consist of
Paid-in capital	$2,392,049,984
Total distributable earnings (loss)	67,136,060
Net assets	$2,459,186,044

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	11

STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($134,107,849 ÷ 9,275,656 shares)[1]	$14.46
Class C ($5,785,531 ÷ 400,999 shares)[1]	$14.43
Class I ($411,439,477 ÷ 28,415,533 shares)	$14.48
Class R2 ($5,639,649 ÷ 389,272 shares)	$14.49
Class R4 ($187,045 ÷ 12,929 shares)	$14.47
Class R6 ($507,908,336 ÷ 35,080,740 shares)	$14.48
Class NAV ($1,394,118,157 ÷ 96,323,913 shares)	$14.47
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.22

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$36,509,205
Interest	1,682,611
Securities lending	216,356
Less foreign taxes withheld	(4,209,890)
Total investment income	34,198,282
Expenses
Investment management fees	8,552,313
Distribution and service fees	194,865
Accounting and legal services fees	220,823
Transfer agent fees	267,485
Trustees’ fees	25,864
Custodian fees	276,624
State registration fees	93,398
Printing and postage	28,610
Professional fees	62,543
Other	44,394
Total expenses	9,766,919
Less expense reductions	(80,989)
Net expenses	9,685,930
Net investment income	24,512,352
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	72,351,866
Affiliated investments	(9,148)
72,342,718
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	332,799,629
Affiliated investments	2,832
332,802,461
Net realized and unrealized gain	405,145,179
Increase in net assets from operations	$429,657,531
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$24,512,352	$46,870,104
Net realized gain	72,342,718	18,241,874
Change in net unrealized appreciation (depreciation)	332,802,461	(352,820,875)
Increase (decrease) in net assets resulting from operations	429,657,531	(287,708,897)
Distributions to shareholders
From earnings
Class A	(2,524,753)	(3,567,029)
Class C	(80,076)	(147,560)
Class I	(6,358,018)	(2,232,886)
Class R2	(120,448)	(21,948)
Class R4	(3,871)	(5,774)
Class R6	(10,877,291)	(12,677,795)
Class NAV	(33,875,441)	(55,772,157)
Total distributions	(53,839,898)	(74,425,149)
From fund share transactions	187,638,894	26,525,490
Total increase (decrease)	563,456,527	(335,608,556)
Net assets
Beginning of period	1,895,729,517	2,231,338,073
End of period	$2,459,186,044	$1,895,729,517
14	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.11	$14.54	$10.57	$12.21	$12.42	$14.28
Net investment income[2]	0.13	0.26	0.33	0.16	0.25	0.20
Net realized and unrealized gain (loss) on investments	2.51	(2.25)	3.80	(1.53)	—[3]	(1.71)
Total from investment operations	2.64	(1.99)	4.13	(1.37)	0.25	(1.51)
Less distributions
From net investment income	(0.23)	(0.44)	(0.16)	(0.27)	(0.14)	(0.11)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.29)	(0.44)	(0.16)	(0.27)	(0.46)	(0.35)
Net asset value, end of period	$14.46	$12.11	$14.54	$10.57	$12.21	$12.42
Total return (%)[4,5]	22.08[6]	(14.05)	39.23	(11.53)	2.34	(10.87)
Ratios and supplemental data
Net assets, end of period (in millions)	$134	$105	$118	$91	$114	$124
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[7]	1.20	1.20	1.23	1.28	1.31
Expenses including reductions	1.18[7]	1.19	1.19	1.23	1.27	1.29
Net investment income	1.85[7]	1.95	2.35	1.42	2.13	1.41
Portfolio turnover (%)	38	70	76	99[8]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	15

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.04	$14.45	$10.51	$12.16	$12.35	$14.21
Net investment income[2]	0.07	0.16	0.22	0.07	0.17	0.10
Net realized and unrealized gain (loss) on investments	2.51	(2.24)	3.79	(1.54)	—[3]	(1.71)
Total from investment operations	2.58	(2.08)	4.01	(1.47)	0.17	(1.61)
Less distributions
From net investment income	(0.13)	(0.33)	(0.07)	(0.18)	(0.04)	(0.01)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.19)	(0.33)	(0.07)	(0.18)	(0.36)	(0.25)
Net asset value, end of period	$14.43	$12.04	$14.45	$10.51	$12.16	$12.35
Total return (%)[4,5]	21.62[6]	(14.67)	38.27	(12.30)	1.67	(11.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$6	$6	$11	$14
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[7]	1.95	1.95	1.98	2.00	2.01
Expenses including reductions	1.93[7]	1.94	1.94	1.98	1.99	1.99
Net investment income	1.02[7]	1.22	1.58	0.63	1.44	0.71
Portfolio turnover (%)	38	70	76	99[8]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
16	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.14	$14.58	$10.59	$12.24	$12.45	$14.32
Net investment income[2]	0.17	0.28	0.36	0.19	0.27	0.24
Net realized and unrealized gain (loss) on investments	2.50	(2.25)	3.81	(1.54)	0.02	(1.72)
Total from investment operations	2.67	(1.97)	4.17	(1.35)	0.29	(1.48)
Less distributions
From net investment income	(0.27)	(0.47)	(0.18)	(0.30)	(0.18)	(0.15)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.33)	(0.47)	(0.18)	(0.30)	(0.50)	(0.39)
Net asset value, end of period	$14.48	$12.14	$14.58	$10.59	$12.24	$12.45
Total return (%)[3]	22.25[4]	(13.79)	39.55	(11.36)	2.73	(10.65)
Ratios and supplemental data
Net assets, end of period (in millions)	$411	$112	$69	$42	$88	$303
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.95	0.95	0.98	1.01	1.02
Expenses including reductions	0.93[5]	0.94	0.94	0.98	0.98	0.98
Net investment income	2.46[5]	2.13	2.57	1.62	2.22	1.75
Portfolio turnover (%)	38	70	76	99[6]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	17

CLASS R2 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.12	$14.55	$10.58	$12.22	$12.42	$14.29
Net investment income[2]	0.11	0.09	0.31	0.15	0.24	0.20
Net realized and unrealized gain (loss) on investments	2.53	(2.10)	3.80	(1.53)	0.01	(1.73)
Total from investment operations	2.64	(2.01)	4.11	(1.38)	0.25	(1.53)
Less distributions
From net investment income	(0.21)	(0.42)	(0.14)	(0.26)	(0.13)	(0.10)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.27)	(0.42)	(0.14)	(0.26)	(0.45)	(0.34)
Net asset value, end of period	$14.49	$12.12	$14.55	$10.58	$12.22	$12.42
Total return (%)[3]	22.05[4]	(14.12)	39.06	(11.61)	2.32	(11.01)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$5	$1	$1	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31[5]	1.33	1.29	1.32	1.35	1.41
Expenses including reductions	1.31[5]	1.32	1.28	1.32	1.34	1.39
Net investment income	1.61[5]	0.71	2.26	1.30	1.98	1.39
Portfolio turnover (%)	38	70	76	99[6]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
18	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.12	$14.55	$10.58	$12.22	$12.44	$14.30
Net investment income[2]	0.13	0.27	0.34	0.18	0.22	0.20
Net realized and unrealized gain (loss) on investments	2.53	(2.25)	3.80	(1.54)	0.04	(1.69)
Total from investment operations	2.66	(1.98)	4.14	(1.36)	0.26	(1.49)
Less distributions
From net investment income	(0.25)	(0.45)	(0.17)	(0.28)	(0.16)	(0.13)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.31)	(0.45)	(0.17)	(0.28)	(0.48)	(0.37)
Net asset value, end of period	$14.47	$12.12	$14.55	$10.58	$12.22	$12.44
Total return (%)[3]	22.19[4]	(13.94)	39.33	(11.44)	2.45	(10.70)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[6]	1.20	1.20	1.21	1.25	1.25
Expenses including reductions	1.08[6]	1.09	1.09	1.11	1.14	1.13
Net investment income	1.91[6]	2.03	2.45	1.68	1.84	1.42
Portfolio turnover (%)	38	70	76	99[7]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	19

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.15	$14.58	$10.59	$12.24	$12.46	$14.32
Net investment income[2]	0.15	0.30	0.38	0.20	0.31	0.26
Net realized and unrealized gain (loss) on investments	2.52	(2.24)	3.81	(1.54)	(0.01)	(1.71)
Total from investment operations	2.67	(1.94)	4.19	(1.34)	0.30	(1.45)
Less distributions
From net investment income	(0.28)	(0.49)	(0.20)	(0.31)	(0.20)	(0.17)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.34)	(0.49)	(0.20)	(0.31)	(0.52)	(0.41)
Net asset value, end of period	$14.48	$12.15	$14.58	$10.59	$12.24	$12.46
Total return (%)[3]	22.27[4]	(13.68)	39.77	(11.28)	2.77	(10.50)
Ratios and supplemental data
Net assets, end of period (in millions)	$508	$391	$382	$287	$186	$219
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[5]	0.85	0.85	0.87	0.89	0.92
Expenses including reductions	0.83[5]	0.84	0.84	0.86	0.88	0.88
Net investment income	2.22[5]	2.27	2.74	1.86	2.57	1.90
Portfolio turnover (%)	38	70	76	99[6]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
20	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.14	$14.58	$10.59	$12.24	$12.46	$14.32
Net investment income[2]	0.15	0.31	0.38	0.20	0.32	0.23
Net realized and unrealized gain (loss) on investments	2.52	(2.26)	3.81	(1.54)	(0.02)	(1.69)
Total from investment operations	2.67	(1.95)	4.19	(1.34)	0.30	(1.46)
Less distributions
From net investment income	(0.28)	(0.49)	(0.20)	(0.31)	(0.20)	(0.16)
From net realized gain	(0.06)	—	—	—	(0.32)	(0.24)
Total distributions	(0.34)	(0.49)	(0.20)	(0.31)	(0.52)	(0.40)
Net asset value, end of period	$14.47	$12.14	$14.58	$10.59	$12.24	$12.46
Total return (%)[3]	22.30[4]	(13.75)	39.80	(11.28)	2.77	(10.43)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,394	$1,277	$1,655	$1,254	$1,305	$794
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.84	0.84	0.86	0.88	0.90
Expenses including reductions	0.82[5]	0.83	0.83	0.85	0.87	0.88
Net investment income	2.14[5]	2.34	2.73	1.82	2.73	1.71
Portfolio turnover (%)	38	70	76	99[6]	96	95

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value International Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
22	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$23,407,587	—	$23,407,587	—
Belgium	8,440,893	—	8,440,893	—
Bermuda	41,414,436	$41,414,436	—	—
Brazil	21,277,904	21,277,904	—	—
Canada	231,667,602	231,667,602	—	—
China	47,973,602	—	47,973,602	—
Finland	24,535,716	—	24,535,716	—
France	246,674,152	—	246,674,152	—
Germany	165,983,051	—	165,983,051	—
Greece	14,301,002	—	14,301,002	—
India	36,444,814	36,444,814	—	—
Ireland	83,318,199	—	83,318,199	—
Japan	386,961,619	—	386,961,619	—
Netherlands	126,997,073	—	126,997,073	—
Norway	11,120,136	—	11,120,136	—
Singapore	59,461,644	—	59,461,644	—
South Korea	41,068,207	—	41,068,207	—
Spain	22,592,609	—	22,592,609	—
Sweden	10,765,039	—	10,765,039	—
Switzerland	208,253,055	—	208,253,055	—
United Kingdom	470,589,466	91,297,007	379,292,459	—
United States	86,979,790	86,979,790	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	23

	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	$113,147,828	$113,147,828	—	—
Total investments in securities	$2,483,375,424	$622,229,381	$1,861,146,043	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $42,121,601 and received $43,245,282 of cash collateral.
In addition, non-cash collateral of approximately $1,195,244 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
24	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $4,916.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $132,784,073 and a long-term capital loss carryforward of $113,094,228 available to offset future net realized capital gains. These carryforwards do not expire.
Due to merger activity in year 2020, the total capital loss carryforward as of October 31, 2022, is limited to $2,610,689 each fiscal year due to IRC Section 382 limitation. Any unsused portion of this limitation will carryforward to the following fiscal years.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	25

As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, different treatment for corporate action and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.750% of the first $500 million of aggregate average daily net assets, (b) 0.720% of the next $500 million of aggregate average daily net assets, (c) 0.690% of the next $1 billion of aggregate average daily net assets, (d) 0.670% of the next $1 billion of aggregate average daily net assets, (e) 0.660% of the next $2 billion of aggregate average daily net assets, and (f) 0.650% of aggregate average daily net assets in excess of $5 billion. Prior to April 1, 2023, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis based on the following: If aggregate average daily net assets were less than $300 million, then the management fee rate was 0.825% of all aggregate average daily net assets. If aggregate average daily net assets equaled or exceeded $300 million but was less than $2.5 billion, then the management fee rate was 0.775% of all aggregate average daily net assets. If aggregate average daily net assets exceeded $2.5 billion, then the following fee schedule applied: a) 0.775% of the first $2.5 billion of aggregate average daily net assets; b) 0.750% of the next $500 million of aggregate average daily net assets; and c) 0.725% of the aggregate average daily net assets in excess of $3 billion. Aggregate net assets include the net assets of the fund, Disciplined Value International Trust (a series of John Hancock Variable Insurance Trust) Manulife Boston Partners International Equity Fund (Canada), the portion of the net assets of Manulife Balanced
26	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada), and the portion of the net assets of MLI Pension Plus Growth Fund (Canada) invested in Boston Partners International Equity Pooled Fund (Canada). The Advisor has a subadvisory agreement Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.88% of average daily net assets excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This expense limitation expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor has contractually agreed to waive and/or reimburse expenses for Class I and Class R6 shares of the fund to the extent they exceed 0.98% and 0.88% of the respective class’s average daily net assets. This expense limitation excludes taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, borrowing costs, prime brokerage fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business. This waiver expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$4,394
Class C	202
Class I	10,743
Class R2	203
Class	Expense reduction
Class R4	$7
Class R6	16,415
Class NAV	48,936
Total	$80,900

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.75% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	27

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $89 for Class R4 shares for the six months ended April 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,352 for the six months ended April 30, 2023. Of this amount, $7,634 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $37,718 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $283 and $10 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$152,823	$70,237
Class C	28,163	3,235
Class I	—	170,552
Class R2	13,571	287
28	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class R4	$308	$9
Class R6	—	23,165
Total	$194,865	$267,485
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$6,675,000	4	4.417%	$3,276
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,100,919	$15,107,248	1,435,044	$19,123,562
Distributions reinvested	193,743	2,501,228	259,411	3,530,587
Repurchased	(675,037)	(9,247,962)	(1,183,221)	(15,763,785)
Net increase	619,625	$8,360,514	511,234	$6,890,364
Class C shares
Sold	65,771	$883,671	89,728	$1,155,183
Distributions reinvested	6,204	80,076	10,834	147,560
Repurchased	(78,462)	(1,083,953)	(140,764)	(1,863,139)
Net decrease	(6,487)	$(120,206)	(40,202)	$(560,396)
Class I shares
Sold	21,477,111	$294,742,389	6,924,472	$91,790,627
Distributions reinvested	492,244	6,354,871	163,444	2,226,107
Repurchased	(2,806,335)	(39,083,515)	(2,553,761)	(33,421,298)
Net increase	19,163,020	$262,013,745	4,534,155	$60,595,436
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	29

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	14,869	$209,301	413,495	$5,595,831
Distributions reinvested	9,308	120,448	1,608	21,929
Repurchased	(85,491)	(1,150,401)	(15,877)	(207,287)
Net increase (decrease)	(61,314)	$(820,652)	399,226	$5,410,473
Class R4 shares
Sold	376	$5,115	1,358	$17,995
Distributions reinvested	300	3,871	424	5,774
Repurchased	(979)	(13,532)	(967)	(13,480)
Net increase (decrease)	(303)	$(4,546)	815	$10,289
Class R6 shares
Sold	4,665,646	$64,695,550	8,526,378	$111,245,299
Distributions reinvested	842,541	10,877,205	931,488	12,677,552
Repurchased	(2,608,576)	(35,932,184)	(3,473,541)	(46,184,352)
Net increase	2,899,611	$39,640,571	5,984,325	$77,738,499
Class NAV shares
Sold	747,764	$10,306,089	5,206,733	$68,253,384
Distributions reinvested	2,626,003	33,875,441	4,097,881	55,772,157
Repurchased	(12,223,091)	(165,612,062)	(17,630,666)	(247,584,716)
Net decrease	(8,849,324)	$(121,430,532)	(8,326,052)	$(123,559,175)
Total net increase	13,764,828	$187,638,894	3,063,501	$26,525,490
Affiliates of the fund owned 84% of shares of Class NAV on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $986,514,204 and $828,769,003, respectively, for the six months ended April 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 46.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	15.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	11.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.7%
30	JOHN HANCOCK Disciplined Value International Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,324,111	—	$279,859,021	$(236,624,131)	$(9,148)	$2,832	$216,356	—	$43,228,574

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Disciplined Value International Fund	31

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Disciplined Value International Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Partners Global Investors, Inc. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
32	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	33

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Partners Global Investors, Inc.
Portfolio Managers
Joseph F. Feeney, Jr., CFA1
Christopher K. Hart, CFA
Joshua M. Jones, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective December 31, 2023, Joseph F. Feeney, Jr. will no longer serve as a portfolio manager for the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
34	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value International Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879754	455SA 4/23
6/2023

Semiannual report
John Hancock
Diversified Macro Fund
Alternative
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Macro Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Consolidated Fund’s investments
10	Consolidated financial statements
13	Consolidated financial highlights
18	Notes to consolidated financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Portfolio summary
FUTURES CONTRACTS EXPOSURE AS OF 4/30/2023 (Notional basis as a % of net assets)
Equity	40.8
Precious Metals	9.4
Currency	1.7
Ags/Softs	1.5
Energy	1.3
Long Term/Intermediate Rates	(38.9)
Short Term Rates	(100.9)
TOTAL	(85.1)
FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATION AS OF 4/30/2023 (% of net assets)

The fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$941.80	$7.90	1.64%
	Hypothetical example	1,000.00	1,016.70	8.20	1.64%
Class C	Actual expenses/actual returns	1,000.00	938.60	11.49	2.39%
	Hypothetical example	1,000.00	1,012.90	11.93	2.39%
Class I	Actual expenses/actual returns	1,000.00	943.60	6.70	1.39%
	Hypothetical example	1,000.00	1,017.90	6.95	1.39%
Class R6	Actual expenses/actual returns	1,000.00	943.90	6.17	1.28%
	Hypothetical example	1,000.00	1,018.40	6.41	1.28%
Class NAV	Actual expenses/actual returns	1,000.00	943.90	6.12	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	5

Consolidated Fund’s investments
AS OF 4-30-23 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 69.5%				$736,211,216
(Cost $736,261,461)
U.S. Government 69.5%				736,211,216
U.S. Treasury Bill	4.145	05-18-23	86,250,000	86,072,930
U.S. Treasury Bill	4.282	05-04-23	39,500,000	39,486,480
U.S. Treasury Bill	4.340	05-11-23	81,000,000	80,906,063
U.S. Treasury Bill	4.430	05-25-23	87,000,000	86,753,718
U.S. Treasury Bill	4.450	06-01-23	65,500,000	65,258,737
U.S. Treasury Bill	4.500	06-15-23	126,000,000	125,256,206
U.S. Treasury Bill	4.625	06-08-23	128,000,000	127,355,688
U.S. Treasury Bill	4.730	06-22-23	126,000,000	125,121,394

Total investments (Cost $736,261,461) 69.5%	$736,211,216
Other assets and liabilities, net 30.5%	323,093,724
Total net assets 100.0%	$1,059,304,940

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	508	Long	Jun 2023	$58,272,362	$58,650,188	$377,826
Australian 10-Year Bond Futures	769	Long	Jun 2023	62,253,126	62,627,989	374,863
Brent Crude Futures	459	Long	Jun 2023	38,773,894	36,857,700	(1,916,194)
CAC40 Index Futures	254	Long	May 2023	20,915,643	20,900,311	(15,332)
Cocoa Futures	198	Long	Jul 2023	5,427,971	5,501,797	73,826
Coffee ’C’ Futures	113	Long	Jul 2023	8,100,547	7,871,156	(229,391)
Corn Futures	92	Long	Jul 2023	2,865,611	2,687,550	(178,061)
DAX Index Futures	296	Long	Jun 2023	127,911,765	131,036,231	3,124,466
Electrolytic Copper Futures	85	Long	Jun 2023	18,875,434	18,147,500	(727,934)
Euro STOXX 50 Index Futures	2,576	Long	Jun 2023	121,351,007	122,935,649	1,584,642
Euro-BOBL Futures	1,101	Long	Jun 2023	141,936,434	143,096,516	1,160,082
Euro-Bund Futures	64	Long	Jun 2023	9,478,916	9,562,764	83,848
FTSE 100 Index Futures	995	Long	Jun 2023	95,951,686	98,380,828	2,429,142
Gasoline RBOB Futures	487	Long	Jun 2023	56,174,550	51,646,350	(4,528,200)
Gold 100 Oz Futures	240	Long	Jun 2023	48,251,888	47,959,200	(292,688)
Hang Seng Index Futures	106	Long	May 2023	13,207,820	13,419,864	212,044
Long Gilt Futures	1,144	Long	Jun 2023	147,108,740	145,828,730	(1,280,010)
Nasdaq 100 E-Mini Index Futures	92	Long	Jun 2023	24,127,590	24,509,260	381,670
S&P 500 E-Mini Index Futures	494	Long	Jun 2023	101,431,919	103,455,950	2,024,031
Silver Futures	409	Long	Jul 2023	51,562,069	51,769,175	207,106
Soybean Futures	162	Long	Jul 2023	11,852,209	11,495,925	(356,284)
Soybean Meal Futures	282	Long	Jul 2023	12,796,146	12,193,680	(602,466)
Sugar No. 11 (World) Futures	586	Long	Jul 2023	14,755,351	17,307,158	2,551,807
U.S. Dollar Index Futures	176	Long	Jun 2023	18,228,058	17,844,640	(383,418)
U.S. Treasury Long Bond Futures	431	Long	Jun 2023	56,528,965	56,838,125	309,160
WTI Crude Oil Futures	7	Long	May 2023	538,292	537,180	(1,112)
2-Year U.S. Treasury Note Futures	2,739	Short	Jul 2023	(566,697,107)	(565,111,336)	1,585,771
3-Month EURIBOR Futures	2,351	Short	Jun 2024	(626,556,977)	(626,887,135)	(330,158)
3-Month SOFR Index Futures	1,398	Short	Sep 2024	(336,235,268)	(337,407,300)	(1,172,032)
3-Month SONIA Index Futures	353	Short	Sep 2024	(106,258,528)	(106,145,108)	113,420
5-Year U.S. Treasury Note Futures	1,249	Short	Jul 2023	(135,685,477)	(137,331,453)	(1,645,976)
Canadian 10-Year Bond Futures	438	Short	Jun 2023	(39,564,485)	(40,850,043)	(1,285,558)
Cotton No. 2 Futures	176	Short	Jul 2023	(7,292,884)	(7,088,400)	204,484
Dow Jones Industrial Average E-Mini Index Futures	219	Short	Jun 2023	(36,191,692)	(37,449,000)	(1,257,308)
Euro-Schatz Futures	1,249	Short	Jun 2023	(145,906,385)	(145,458,844)	447,541
Gas Oil Futures	318	Short	Jun 2023	(23,088,335)	(22,069,200)	1,019,135
Hard Red Winter Wheat Futures	162	Short	Jul 2023	(7,169,739)	(6,273,450)	896,289
Natural Gas Futures	706	Short	May 2023	(16,320,427)	(16,936,940)	(616,513)
NY Harbor ULSD Futures	395	Short	Jun 2023	(42,120,708)	(39,432,771)	2,687,937
Primary Aluminum Futures	184	Short	Jun 2023	(11,565,000)	(10,782,400)	782,600
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	7

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	409	Short	Jun 2023	$(36,361,319)	$(36,294,660)	$66,659
Soybean Oil Futures	247	Short	Jul 2023	(8,050,040)	(7,650,084)	399,956
Wheat Futures	494	Short	Jul 2023	(16,936,353)	(15,647,450)	1,288,903
Zinc Futures	92	Short	Jun 2023	(6,930,160)	(6,082,925)	847,235
						$8,415,808
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	44,289,000	USD	29,692,727	BOA	6/23/2023	—	$(319,380)
CAD	57,905,000	USD	42,286,667	BOA	6/23/2023	$499,083	—
CHF	25,741,000	USD	28,234,462	BOA	6/23/2023	741,207	—
EUR	157,324,000	USD	171,868,476	BOA	6/23/2023	2,016,139	—
GBP	103,843,000	USD	127,866,892	BOA	6/23/2023	2,783,701	—
JPY	24,684,852,000	USD	187,601,766	BOA	6/23/2023	—	(4,940,625)
MXN	1,180,056,000	USD	63,993,416	BOA	6/23/2023	924,021	—
NZD	46,176,000	USD	28,697,215	BOA	6/23/2023	—	(148,303)
USD	171,800,993	AUD	256,048,000	BOA	6/23/2023	1,984,858	—
USD	198,251,578	CAD	269,664,000	BOA	6/23/2023	—	(1,001,968)
USD	140,490,940	CHF	129,524,000	BOA	6/23/2023	—	(5,309,326)
USD	50,608,263	EUR	46,490,000	BOA	6/23/2023	—	(775,479)
USD	81,631,112	GBP	67,464,000	BOA	6/23/2023	—	(3,249,058)
USD	26,598,599	JPY	3,455,686,000	BOA	6/23/2023	1,027,469	—
USD	15,541,938	MXN	297,725,000	BOA	6/23/2023	—	(836,559)
USD	50,604,774	NZD	81,895,000	BOA	6/23/2023	—	(27,874)
						$9,976,478	$(16,608,572)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
8	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

RBOB	Reformulated Blendstock for Oxygenate Blending
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
WTI	West Texas Intermediate
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $741,957,744. Net unrealized depreciation aggregated to $3,962,814, of which $2,744,199 related to gross unrealized appreciation and $6,707,013 related to gross unrealized depreciation.
See Notes to Consolidated financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	9

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $736,261,461)	$736,211,216
Unrealized appreciation on forward foreign currency contracts	9,976,478
Receivable for futures variation margin	2,638,821
Cash	246,363,184
Collateral held at broker for futures contracts	75,107,947
Collateral segregated at custodian for OTC derivative contracts	11,570,000
Interest receivable	650,020
Receivable for fund shares sold	2,563,248
Other assets	166,402
Total assets	1,085,247,316
Liabilities
Unrealized depreciation on forward foreign currency contracts	16,608,572
Payable for fund shares repurchased	9,104,614
Payable to affiliates
Accounting and legal services fees	68,515
Transfer agent fees	56,263
Trustees’ fees	30
Other liabilities and accrued expenses	104,382
Total liabilities	25,942,376
Net assets	$1,059,304,940
Net assets consist of
Paid-in capital	$1,117,862,267
Total distributable earnings (loss)	(58,557,327)
Net assets	$1,059,304,940

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($12,371,722 ÷ 1,363,758 shares)[1]	$9.07
Class C ($738,974 ÷ 81,932 shares)[1]	$9.02
Class I ($591,893,494 ÷ 65,047,391 shares)	$9.10
Class R6 ($250,018,589 ÷ 27,449,824 shares)	$9.11
Class NAV ($204,282,161 ÷ 22,445,931 shares)	$9.10
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.55

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Interest	$11,868,264
Expenses
Investment management fees	5,172,392
Distribution and service fees	23,343
Accounting and legal services fees	94,645
Transfer agent fees	264,331
Trustees’ fees	9,559
Custodian fees	76,915
State registration fees	73,806
Printing and postage	21,351
Professional fees	48,131
Other	20,102
Total expenses	5,804,575
Less expense reductions	(31,000)
Net expenses	5,773,575
Net investment income	6,094,689
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(135,111)
Futures contracts	(24,247,571)
Forward foreign currency contracts	(820,859)
(25,203,541)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	157,197
Futures contracts	(7,361,186)
Forward foreign currency contracts	(21,459,612)
(28,663,601)
Net realized and unrealized loss	(53,867,142)
Decrease in net assets from operations	$(47,772,453)
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	11

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$6,094,689	$(4,204,424)
Net realized gain (loss)	(25,203,541)	69,278,519
Change in net unrealized appreciation (depreciation)	(28,663,601)	29,834,207
Increase (decrease) in net assets resulting from operations	(47,772,453)	94,908,302
Distributions to shareholders
From earnings
Class A	(1,356,789)	(7,402)
Class C	(117,413)	(2,387)
Class I	(31,572,455)	(1,259,681)
Class R6	(22,395,863)	(6,077,007)
Class NAV	(19,675,494)	(10,343,589)
Total distributions	(75,118,014)	(17,690,066)
From fund share transactions	422,448,105	171,230,977
Total increase	299,557,638	248,449,213
Net assets
Beginning of period	759,747,302	511,298,089
End of period	$1,059,304,940	$759,747,302
12	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.68	$9.36	$9.31	$10.22	$10.00
Net investment income (loss)[3]	0.05	(0.06)	(0.16)	(0.12)	0.01
Net realized and unrealized gain (loss) on investments	(0.68)	1.66	0.38	(0.42)	0.21
Total from investment operations	(0.63)	1.60	0.22	(0.54)	0.22
Less distributions
From net investment income	(0.98)	(0.28)	(0.17)	—	—
From net realized gain	—	—	—	(0.37)	—
Total distributions	(0.98)	(0.28)	(0.17)	(0.37)	—
Net asset value, end of period	$9.07	$10.68	$9.36	$9.31	$10.22
Total return (%)[4,5]	(5.82)[6]	17.74	2.41	(5.49)	2.20[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$13	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[8]	1.65	1.67	1.84	1.84[8]
Expenses including reductions	1.64[8]	1.64	1.66	1.71	1.70[8]
Net investment income (loss)	1.06[8]	(0.60)	(1.66)	(1.29)	0.23[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	13

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.58	$9.27	$9.22	$10.20	$10.00
Net investment income (loss)[3]	0.01	(0.13)	(0.22)	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.66)	1.65	0.37	(0.43)	0.21
Total from investment operations	(0.65)	1.52	0.15	(0.61)	0.20
Less distributions
From net investment income	(0.91)	(0.21)	(0.10)	—	—
From net realized gain	—	—	—	(0.37)	—
Total distributions	(0.91)	(0.21)	(0.10)	(0.37)	—
Net asset value, end of period	$9.02	$10.58	$9.27	$9.22	$10.20
Total return (%)[4,5]	(6.14)[6]	16.87	1.67	(6.22)	2.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$3	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.39[8]	2.40	2.42	2.59	2.59[8]
Expenses including reductions	2.39[8]	2.39	2.41	2.46	2.45[8]
Net investment income (loss)	0.21[8]	(1.24)	(2.41)	(1.93)	(0.52)[8]
Portfolio turnover (%)	0[9]	0[9]	0[9]	0[9]	0[9]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
14	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.72	$9.39	$9.35	$10.23	$10.00
Net investment income (loss)[3]	0.07	(0.04)	(0.13)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	(0.68)	1.68	0.37	(0.41)	0.22
Total from investment operations	(0.61)	1.64	0.24	(0.51)	0.23
Less distributions
From net investment income	(1.01)	(0.31)	(0.20)	—	—
From net realized gain	—	—	—	(0.37)	—
Total distributions	(1.01)	(0.31)	(0.20)	(0.37)	—
Net asset value, end of period	$9.10	$10.72	$9.39	$9.35	$10.23
Total return (%)[4]	(5.64)[5]	18.08	2.59	(5.18)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$592	$343	$37	$23	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39[6]	1.40	1.42	1.59	1.59[6]
Expenses including reductions	1.39[6]	1.39	1.41	1.46	1.45[6]
Net investment income (loss)	1.39[6]	(0.42)	(1.41)	(1.09)	0.30[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	15

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.74	$9.41	$9.36	$10.23	$10.00
Net investment income (loss)[3]	0.07	(0.07)	(0.12)	(0.10)	0.02
Net realized and unrealized gain (loss) on investments	(0.68)	1.72	0.37	(0.40)	0.21
Total from investment operations	(0.61)	1.65	0.25	(0.50)	0.23
Less distributions
From net investment income	(1.02)	(0.32)	(0.20)	—	—
From net realized gain	—	—	—	(0.37)	—
Total distributions	(1.02)	(0.32)	(0.20)	(0.37)	—
Net asset value, end of period	$9.11	$10.74	$9.41	$9.36	$10.23
Total return (%)[4]	(5.61)[5]	18.18	2.77	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$250	$207	$169	$29	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[7]	1.29	1.31	1.48	1.48[7]
Expenses including reductions	1.28[7]	1.28	1.30	1.34	1.34[7]
Net investment income (loss)	1.45[7]	(0.72)	(1.30)	(1.09)	0.59[7]
Portfolio turnover (%)	0[8]	0[8]	0[8]	0[8]	0[8]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
16	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.73	$9.40	$9.36	$10.23	$10.00
Net investment income (loss)[3]	0.07	(0.08)	(0.12)	(0.07)	0.02
Net realized and unrealized gain (loss) on investments	(0.68)	1.73	0.37	(0.43)	0.21
Total from investment operations	(0.61)	1.65	0.25	(0.50)	0.23
Less distributions
From net investment income	(1.02)	(0.32)	(0.21)	—	—
From net realized gain	—	—	—	(0.37)	—
Total distributions	(1.02)	(0.32)	(0.21)	(0.37)	—
Net asset value, end of period	$9.10	$10.73	$9.40	$9.36	$10.23
Total return (%)[4]	(5.61)[5]	18.21	2.69	(5.09)	2.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$204	$193	$305	$195	$213
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.28	1.30	1.46	1.47[6]
Expenses including reductions	1.27[6]	1.27	1.29	1.33	1.33[6]
Net investment income (loss)	1.44[6]	(0.81)	(1.29)	(0.76)	0.60[6]
Portfolio turnover (%)	0[7]	0[7]	0[7]	0[7]	0[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-29-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	The calculation of portfolio turnover excludes amounts from securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund. As a result, the portfolio turnover is 0%.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	17

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Macro Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P. (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of April 30, 2023, the net assets of the subsidiary were $71,235,278 representing 6.7% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker
18	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Short-term investments	$736,211,216	—	$736,211,216	—
Total investments in securities	$736,211,216	—	$736,211,216	—
Derivatives:
Assets
Futures	$25,234,443	$25,022,399	$212,044	—
Forward foreign currency contracts	9,976,478	—	9,976,478	—
Liabilities
Futures	(16,818,635)	(16,818,635)	—	—
Forward foreign currency contracts	(16,608,572)	—	(16,608,572)	—
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Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Consolidated statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $3,045.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
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For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $3,979,588 and a long-term capital loss carryforward of $10,006,336 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to controlled foreign corporation, foreign currency transactions and derivative transactions.
The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from investments held by the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. Due to the fund’s use of derivative instruments, a significant portion of the fund’s assets may be invested directly or indirectly in money market instruments and cash and cash equivalents for use as margin or collateral for these derivative instruments. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	21

agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund or the subsidiary is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund or the subsidiary, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Consolidated statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2023, the fund or the subsidiary used futures contracts to implement its investment strategy. The fund and its subsidiary held futures contracts with USD notional values ranging from $1.5 billion to $3.4 billion, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the
22	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2023, the fund used forward foreign currency contracts to implement its investment strategy. The fund held forward foreign currency contracts with USD notional values ranging from $916.6 million to $1.4 billion, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2023 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$4,452,511	$(5,713,734)
Currency	Receivable/payable for futures variation margin[1]	Futures	—	(383,418)
Commodity	Receivable/payable for futures variation margin[1]	Futures	10,959,278	(9,448,843)
Equity	Receivable/payable for futures variation margin[1]	Futures	9,822,654	(1,272,640)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	9,976,478	(16,608,572)
			$35,210,921	$(33,427,207)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Consolidated Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Consolidated statement of assets and liabilities.
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$9,976,478	$(16,608,572)
Totals	$9,976,478	$(16,608,572)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Bank of America, N.A.	$9,976,478	$(16,608,572)	$(6,632,094)	—	$6,632,094	—
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
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Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$13,603,703	—	$13,603,703
Currency	(481,739)	$(820,859)	(1,302,598)
Commodity	(34,539,816)	—	(34,539,816)
Equity	(2,829,719)	—	(2,829,719)
Total	$(24,247,571)	$(820,859)	$(25,068,430)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(6,532,210)	—	$(6,532,210)
Currency	(617,845)	$(21,459,612)	(22,077,457)
Commodity	(5,604,963)	—	(5,604,963)
Equity	5,393,832	—	5,393,832
Total	$(7,361,186)	$(21,459,612)	$(28,820,798)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.200% of the first $1 billion of the fund’s average daily net assets and (b) 1.150% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with the subadvisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor provides investment management and other services to the subsidiary. The Advisor does not receive separate compensation from the subsidiary for providing investment management or administrative services. However, the fund pays the Advisor based on the fund’s net assets, which include the assets of the subsidiary.
24	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund and its subsidiary exceed 1.33% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes; brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; class-specific expenses; borrowing costs; prime brokerage fees; acquired fund fees and expenses paid indirectly; and short dividend expense. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$479
Class C	47
Class I	15,212
Class	Expense reduction
Class R6	$8,200
Class NAV	7,062
Total	$31,000

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 1.19% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,140 for the six months ended April 30, 2023. Of this amount, $2,202 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $9,938 was paid as sales commissions to broker-dealers.
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	25

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $9,085 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$16,716	$7,686
Class C	6,627	765
Class I	—	244,256
Class R6	—	11,624
Total	$23,343	$264,331
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	790,129	$7,654,164	1,755,356	$18,182,825
Distributions reinvested	126,688	1,141,460	671	5,984
Repurchased	(799,590)	(7,500,039)	(533,398)	(5,546,335)
Net increase	117,227	$1,295,585	1,222,629	$12,642,474
26	JOHN HANCOCK Diversified Macro Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	34,922	$349,040	294,960	$3,087,392
Distributions reinvested	11,111	99,775	149	1,322
Repurchased	(250,292)	(2,506,280)	(20,125)	(208,671)
Net increase (decrease)	(204,259)	$(2,057,465)	274,984	$2,880,043
Class I shares
Sold	46,751,860	$433,316,231	32,535,331	$338,928,518
Distributions reinvested	2,019,612	18,237,099	141,220	1,259,681
Repurchased	(15,753,983)	(148,726,403)	(4,589,158)	(46,916,199)
Net increase	33,017,489	$302,826,927	28,087,393	$293,272,000
Class R6 shares
Sold	10,087,475	$97,211,284	8,880,850	$87,908,517
Distributions reinvested	2,478,979	22,385,178	680,455	6,076,463
Repurchased	(4,425,243)	(41,041,248)	(8,170,014)	(80,258,345)
Net increase	8,141,211	$78,555,214	1,391,291	$13,726,635
Class NAV shares
Sold	3,437,566	$32,884,601	1,901,303	$19,186,083
Distributions reinvested	2,178,903	19,675,494	1,158,297	10,343,589
Repurchased	(1,140,691)	(10,732,251)	(17,575,144)	(180,819,847)
Net increase (decrease)	4,475,778	$41,827,844	(14,515,544)	$(151,290,175)
Total net increase	45,547,446	$422,448,105	16,460,753	$171,230,977
Affiliates of the fund owned 6% and 100% of shares of Class C and Class NAV, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
There were no purchases and sales of securities, other than short-term investments, for the six months ended April 30, 2023.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 19.3% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation	5.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.5%
SEMIANNUAL REPORT | JOHN HANCOCK Diversified Macro Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Macro Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Graham Capital Management, L.P. (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
28	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Graham Capital Management, L.P.
Portfolio Managers
Pablo E. Calderini
Kenneth G. Tropin
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK DIVERSIFIED MACRO FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Macro Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879757	473SA 4/23
6/2023

Semiannual report
John Hancock
Emerging Markets Equity Fund
International equity
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
20	Notes to financial statements
29	Statement regarding liquidity risk management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital growth.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2023 (% of net assets)

SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Samsung Electronics Company, Ltd.	5.1
Taiwan Semiconductor Manufacturing Company, Ltd.	5.1
Tencent Holdings, Ltd.	3.9
Reliance Industries, Ltd.	3.7
Alibaba Group Holding, Ltd.	3.6
AIA Group, Ltd.	3.4
Anglo American PLC	3.2
LG Chem, Ltd.	2.4
HDFC Bank, Ltd.	2.1
Meituan, Class B	2.0
TOTAL	34.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
China	28.9
India	14.7
Taiwan	11.5
South Korea	11.1
Hong Kong	7.9
Brazil	5.5
Mexico	4.1
United Kingdom	3.2
Indonesia	2.5
Netherlands	1.5
TOTAL	90.9
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,150.80	$6.99	1.31%
	Hypothetical example	1,000.00	1,018.30	6.56	1.31%
Class C	Actual expenses/actual returns	1,000.00	1,146.10	10.70	2.01%
	Hypothetical example	1,000.00	1,014.80	10.04	2.01%
Class I	Actual expenses/actual returns	1,000.00	1,151.20	5.39	1.01%
	Hypothetical example	1,000.00	1,019.80	5.06	1.01%
Class R2	Actual expenses/actual returns	1,000.00	1,150.30	6.77	1.27%
	Hypothetical example	1,000.00	1,018.50	6.36	1.27%
Class R4	Actual expenses/actual returns	1,000.00	1,150.40	5.76	1.08%
	Hypothetical example	1,000.00	1,019.40	5.41	1.08%
Class R6	Actual expenses/actual returns	1,000.00	1,152.30	4.80	0.90%
	Hypothetical example	1,000.00	1,020.30	4.51	0.90%
Class NAV	Actual expenses/actual returns	1,000.00	1,152.60	4.75	0.89%
	Hypothetical example	1,000.00	1,020.40	4.46	0.89%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 90.5%		$1,637,884,845
(Cost $1,577,447,189)
Brazil 4.0%		72,367,570
Banco BTG Pactual SA	2,035,400	9,557,133
Suzano SA	1,638,300	13,072,766
WEG SA	3,239,000	26,702,691
XP, Inc., Class A (A)	1,611,965	23,034,980
China 28.9%		523,451,561
Alibaba Group Holding, Ltd. (A)	6,235,020	65,926,774
Centre Testing International Group Company, Ltd., Class A	4,247,808	11,824,214
China Tourism Group Duty Free Corp., Ltd., Class A	482,278	11,251,954
China Tourism Group Duty Free Corp., Ltd., H Shares (A)(B)	311,800	6,669,827
Glodon Company, Ltd., Class A	3,248,146	27,232,300
JD Health International, Inc. (A)(B)	1,936,800	13,976,189
JD.com, Inc., Class A	1,041,762	18,593,207
Kingdee International Software Group Company, Ltd. (A)	17,201,000	26,449,359
Kweichow Moutai Company, Ltd., Class A	78,976	20,104,255
Lenovo Group, Ltd.	33,968,000	34,751,852
Li Ning Company, Ltd.	2,365,000	16,913,577
Meituan, Class B (A)(B)	2,109,490	36,052,149
NARI Technology Company, Ltd., Class A	6,853,650	25,906,844
Ping An Insurance Group Company of China, Ltd., Class A	3,542,419	26,561,980
Sungrow Power Supply Company, Ltd., Class A	1,101,046	17,984,129
Tencent Holdings, Ltd.	1,595,400	70,861,471
Trip.com Group, Ltd. (A)	597,700	21,251,185
WuXi Biologics Cayman, Inc. (A)(B)	4,048,000	24,137,574
Xinyi Solar Holdings, Ltd.	18,496,103	19,885,115
Yum China Holdings, Inc.	443,109	27,117,606
Hong Kong 7.9%		142,981,025
AIA Group, Ltd.	5,656,800	61,586,010
China Resources Beer Holdings Company, Ltd.	3,150,000	24,333,064
Hong Kong Exchanges & Clearing, Ltd.	819,000	34,002,341
Techtronic Industries Company, Ltd.	2,131,500	23,059,610
India 14.7%		265,468,096
Apollo Hospitals Enterprise, Ltd.	309,300	17,145,242
Britannia Industries, Ltd.	172,520	9,576,992
Godrej Consumer Products, Ltd. (A)	820,028	9,140,463
HDFC Bank, Ltd.	1,853,834	38,318,191
Hindustan Unilever, Ltd.	600,375	18,076,252
Housing Development Finance Corp., Ltd.	601,365	20,448,283
ICICI Bank, Ltd.	2,758,869	31,179,003
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	7

	Shares	Value
India (continued)
Infosys, Ltd.	1,227,660	$18,944,799
Kotak Mahindra Bank, Ltd.	699,283	16,599,614
Reliance Industries, Ltd.	2,233,366	66,308,187
Tata Consumer Products, Ltd.	2,114,282	19,731,070
Indonesia 2.5%		45,372,809
Bank Mandiri Persero Tbk PT	57,987,800	20,498,692
Bank Negara Indonesia Persero Tbk PT	38,597,500	24,874,117
Mexico 4.1%		74,261,482
Fomento Economico Mexicano SAB de CV	1,924,700	18,720,851
Grupo Financiero Banorte SAB de CV, Series O	4,121,700	35,720,865
Wal-Mart de Mexico SAB de CV	4,917,200	19,819,766
Netherlands 1.5%		27,665,386
Prosus NV (A)	369,691	27,665,386
Peru 1.3%		22,846,670
Credicorp, Ltd.	168,635	22,846,670
Philippines 0.6%		10,725,293
Universal Robina Corp.	4,030,310	10,725,293
Poland 0.8%		14,142,324
Dino Polska SA (A)(B)	138,673	14,142,324
Russia 0.0%		188,739
Sberbank of Russia PJSC, ADR (A)(C)	558,398	188,739
Saudi Arabia 1.0%		18,388,055
Saudi Tadawul Group Holding Company	409,697	18,388,055
Singapore 0.6%		11,585,076
Sea, Ltd., ADR (A)	152,095	11,585,076
South Korea 6.0%		108,053,652
Hana Financial Group, Inc.	934,874	29,377,159
LG Chem, Ltd.	77,745	43,186,066
SK Hynix, Inc.	527,476	35,490,427
Taiwan 11.5%		207,145,090
Airtac International Group	452,681	16,429,825
ASE Technology Holding Company, Ltd.	8,684,000	28,549,093
eMemory Technology, Inc.	488,000	29,178,391
MediaTek, Inc.	1,341,000	29,158,498
Taiwan Semiconductor Manufacturing Company, Ltd.	5,601,000	91,719,702
Yageo Corp.	747,000	12,109,581
8	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Arab Emirates 0.5%		$9,180,125
Americana Restaurants International PLC	8,554,182	9,180,125
United Kingdom 3.2%		58,354,961
Anglo American PLC	1,893,564	58,354,961
Uruguay 1.4%		25,706,931

MercadoLibre, Inc. (A)	20,123	25,706,931
Preferred securities 6.6%		$119,216,925
(Cost $100,279,051)
Brazil 1.5%		26,764,460
Itau Unibanco Holding SA	5,150,300	26,764,460
South Korea 5.1%		92,452,465
Samsung Electronics Company, Ltd.	2,211,523	92,452,465

	Yield (%)	Shares	Value
Short-term investments 3.0%			$53,224,578
(Cost $53,224,578)
Short-term funds 3.0%			53,224,578
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.6871(D)	53,224,578	53,224,578

Total investments (Cost $1,730,950,818) 100.1%	$1,810,326,348
Other assets and liabilities, net (0.1%)	(1,527,851)
Total net assets 100.0%	$1,808,798,497

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $1,736,414,523. Net unrealized appreciation aggregated to $73,911,825, of which $233,810,825 related to gross unrealized appreciation and $159,899,000 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,730,950,818)	$1,810,326,348
Cash	4,917
Foreign currency, at value (Cost $1,782,148)	1,792,846
Dividends and interest receivable	1,479,219
Receivable for fund shares sold	698,032
Receivable for investments sold	105,059
Other assets	296,208
Total assets	1,814,702,629
Liabilities
Foreign capital gains tax payable	3,394,440
Payable for investments purchased	1,480,971
Payable for fund shares repurchased	456,142
Payable to affiliates
Accounting and legal services fees	107,700
Transfer agent fees	30,536
Distribution and service fees	26
Trustees’ fees	1,255
Other liabilities and accrued expenses	433,062
Total liabilities	5,904,132
Net assets	$1,808,798,497
Net assets consist of
Paid-in capital	$2,053,669,864
Total distributable earnings (loss)	(244,871,367)
Net assets	$1,808,798,497

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($24,481,768 ÷ 2,744,936 shares)[1]	$8.92
Class C ($530,428 ÷ 61,452 shares)[1]	$8.63
Class I ($301,938,992 ÷ 33,762,228 shares)	$8.94
Class R2 ($40,901 ÷ 4,585 shares)	$8.92
Class R4 ($54,195 ÷ 6,066 shares)	$8.93
Class R6 ($49,771,258 ÷ 5,563,065 shares)	$8.95
Class NAV ($1,431,980,955 ÷ 160,114,070 shares)	$8.94
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$9.39

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$15,125,964
Interest	1,026,408
Less foreign taxes withheld	(2,153,685)
Total investment income	13,998,687
Expenses
Investment management fees	8,698,682
Distribution and service fees	38,842
Accounting and legal services fees	174,834
Transfer agent fees	191,574
Trustees’ fees	22,775
Custodian fees	489,675
State registration fees	68,138
Printing and postage	55,115
Professional fees	54,791
Other	44,374
Total expenses	9,838,800
Less expense reductions	(1,439,298)
Net expenses	8,399,502
Net investment income	5,599,185
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(112,551,216)
(112,551,216)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	362,390,425
362,390,425
Net realized and unrealized gain	249,839,209
Increase in net assets from operations	$255,438,394
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$5,599,185	$23,135,755
Net realized loss	(112,551,216)	(208,028,670)
Change in net unrealized appreciation (depreciation)	362,390,425	(844,490,412)
Increase (decrease) in net assets resulting from operations	255,438,394	(1,029,383,327)
Distributions to shareholders
From earnings
Class A	(201,547)	(2,213,269)
Class C	(780)	(227,187)
Class I	(3,585,044)	(36,979,763)
Class R2	(337)	(30,547)
Class R4	(609)	(9,380)
Class R6	(590,189)	(4,477,713)
Class NAV	(19,320,959)	(198,324,133)
Total distributions	(23,699,465)	(242,261,992)
From fund share transactions	(90,500,161)	822,733,904
Total increase (decrease)	141,238,768	(448,911,415)
Net assets
Beginning of period	1,667,559,729	2,116,471,144
End of period	$1,808,798,497	$1,667,559,729
12	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.82	$14.45	$12.99	$10.95	$10.19	$11.85
Net investment income[2]	0.01	0.08	0.06	—[3]	0.19	0.10
Net realized and unrealized gain (loss) on investments	1.17	(5.35)	1.96	2.27	1.27	(1.59)
Total from investment operations	1.18	(5.27)	2.02	2.27	1.46	(1.49)
Less distributions
From net investment income	(0.08)	—	(0.07)	(0.23)	(0.04)	(0.04)
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.08)	(1.36)	(0.56)	(0.23)	(0.70)	(0.17)
Net asset value, end of period	$8.92	$7.82	$14.45	$12.99	$10.95	$10.19
Total return (%)[4,5]	15.08[6]	(39.72)	15.37	21.04	15.56	(12.79)
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$20	$22	$4	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46[7]	1.43	1.40	1.44	1.42	1.44
Expenses including reductions	1.31[7]	1.27	1.24	1.43	1.42	1.44
Net investment income	0.23[7]	0.78	0.41	0.02	1.80	0.87
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	13

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.54	$14.07	$12.69	$10.71	$10.00	$11.68
Net investment income (loss)[2]	(0.02)	—[3]	(0.05)	(0.08)	0.11	—[3]
Net realized and unrealized gain (loss) on investments	1.12	(5.17)	1.92	2.22	1.26	(1.55)
Total from investment operations	1.10	(5.17)	1.87	2.14	1.37	(1.55)
Less distributions
From net investment income	(0.01)	—	—	(0.16)	—	—
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.01)	(1.36)	(0.49)	(0.16)	(0.66)	(0.13)
Net asset value, end of period	$8.63	$7.54	$14.07	$12.69	$10.71	$10.00
Total return (%)[4,5]	14.61[6]	(40.12)	14.56	20.26	14.74	(13.44)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16[8]	2.13	2.10	2.14	2.12	2.14
Expenses including reductions	2.01[8]	1.97	1.94	2.13	2.12	2.14
Net investment income (loss)	(0.51)[8]	(0.04)	(0.36)	(0.70)	1.08	(0.03)
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.86	$14.50	$13.03	$10.98	$10.22	$11.89
Net investment income[2]	0.02	0.11	0.08	0.01	0.26	0.12
Net realized and unrealized gain (loss) on investments	1.17	(5.36)	1.98	2.30	1.24	(1.59)
Total from investment operations	1.19	(5.25)	2.06	2.31	1.50	(1.47)
Less distributions
From net investment income	(0.11)	(0.03)	(0.10)	(0.26)	(0.08)	(0.07)
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.11)	(1.39)	(0.59)	(0.26)	(0.74)	(0.20)
Net asset value, end of period	$8.94	$7.86	$14.50	$13.03	$10.98	$10.22
Total return (%)[3]	15.12[4]	(39.50)	15.69	21.51	15.81	(12.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$302	$268	$67	$6	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16[6]	1.13	1.10	1.14	1.13	1.15
Expenses including reductions	1.01[6]	0.97	0.94	1.12	1.12	1.15
Net investment income	0.52[6]	1.08	0.51	0.07	2.53	0.97
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	15

CLASS R2 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.82	$14.45	$12.98	$10.95	$10.19	$11.86
Net investment income[2]	0.01	0.08	0.06	0.01	0.21	0.09
Net realized and unrealized gain (loss) on investments	1.16	(5.35)	1.97	2.26	1.27	(1.58)
Total from investment operations	1.17	(5.27)	2.03	2.27	1.48	(1.49)
Less distributions
From net investment income	(0.07)	—	(0.07)	(0.24)	(0.06)	(0.05)
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.07)	(1.36)	(0.56)	(0.24)	(0.72)	(0.18)
Net asset value, end of period	$8.92	$7.82	$14.45	$12.98	$10.95	$10.19
Total return (%)[3]	15.03[4]	(39.76)	15.57	21.15	15.67	(12.74)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.42[6]	1.47	1.29	1.42	1.34	1.30
Expenses including reductions	1.27[6]	1.31	1.13	1.40	1.33	1.29
Net investment income	0.26[6]	0.73	0.42	0.05	2.02	0.71
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
16	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.85	$14.48	$13.02	$10.97	$10.21	$11.88
Net investment income[2]	0.02	0.09	0.07	0.03	0.20	0.10
Net realized and unrealized gain (loss) on investments	1.16	(5.34)	1.98	2.27	1.29	(1.58)
Total from investment operations	1.18	(5.25)	2.05	2.30	1.49	(1.48)
Less distributions
From net investment income	(0.10)	(0.02)	(0.10)	(0.25)	(0.07)	(0.06)
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.10)	(1.38)	(0.59)	(0.25)	(0.73)	(0.19)
Net asset value, end of period	$8.93	$7.85	$14.48	$13.02	$10.97	$10.21
Total return (%)[3]	15.04[4]	(39.56)	15.66	21.47	15.77	(12.58)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34[6]	1.31	1.27	1.29	1.28	1.31
Expenses including reductions	1.08[6]	1.05	1.02	1.17	1.17	1.20
Net investment income	0.45[6]	0.88	0.45	0.26	1.93	0.82
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	17

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.87	$14.52	$13.04	$10.99	$10.22	$11.89
Net investment income[2]	0.03	0.12	0.15	0.05	0.26	0.17
Net realized and unrealized gain (loss) on investments	1.17	(5.37)	1.94	2.27	1.26	(1.63)
Total from investment operations	1.20	(5.25)	2.09	2.32	1.52	(1.46)
Less distributions
From net investment income	(0.12)	(0.04)	(0.12)	(0.27)	(0.09)	(0.08)
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.12)	(1.40)	(0.61)	(0.27)	(0.75)	(0.21)
Net asset value, end of period	$8.95	$7.87	$14.52	$13.04	$10.99	$10.22
Total return (%)[3]	15.23[4]	(39.44)	15.86	21.61	16.08	(12.52)
Ratios and supplemental data
Net assets, end of period (in millions)	$50	$40	$43	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[5]	1.02	0.99	1.03	1.02	1.05
Expenses including reductions	0.90[5]	0.87	0.84	1.02	1.01	1.04
Net investment income	0.64[5]	1.19	0.97	0.48	2.48	1.45
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
18	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$7.86	$14.51	$13.04	$10.99	$10.22	$11.89
Net investment income[2]	0.03	0.12	0.10	0.05	0.24	0.14
Net realized and unrealized gain (loss) on investments	1.17	(5.36)	1.98	2.27	1.28	(1.60)
Total from investment operations	1.20	(5.24)	2.08	2.32	1.52	(1.46)
Less distributions
From net investment income	(0.12)	(0.05)	(0.12)	(0.27)	(0.09)	(0.08)
From net realized gain	—	(1.36)	(0.49)	—	(0.66)	(0.13)
Total distributions	(0.12)	(1.41)	(0.61)	(0.27)	(0.75)	(0.21)
Net asset value, end of period	$8.94	$7.86	$14.51	$13.04	$10.99	$10.22
Total return (%)[3]	15.26[4]	(39.46)	15.79	21.62	16.10	(12.51)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,432	$1,339	$1,982	$1,830	$2,010	$1,010
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[5]	1.01	0.98	1.02	1.01	1.04
Expenses including reductions	0.89[5]	0.86	0.83	1.00	1.00	1.03
Net investment income	0.64[5]	1.16	0.65	0.46	2.29	1.18
Portfolio turnover (%)	19	27	46	54	38	50

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Emerging Markets Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital growth.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
20	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$72,367,570	$72,367,570	—	—
China	523,451,561	—	$523,451,561	—
Hong Kong	142,981,025	—	142,981,025	—
India	265,468,096	—	265,468,096	—
Indonesia	45,372,809	—	45,372,809	—
Mexico	74,261,482	74,261,482	—	—
Netherlands	27,665,386	—	27,665,386	—
Peru	22,846,670	22,846,670	—	—
Philippines	10,725,293	—	10,725,293	—
Poland	14,142,324	—	14,142,324	—
Russia	188,739	—	—	$188,739
Saudi Arabia	18,388,055	—	18,388,055	—
Singapore	11,585,076	11,585,076	—	—
South Korea	108,053,652	—	108,053,652	—
Taiwan	207,145,090	—	207,145,090	—
United Arab Emirates	9,180,125	—	9,180,125	—
United Kingdom	58,354,961	—	58,354,961	—
Uruguay	25,706,931	25,706,931	—	—
Preferred securities
Brazil	26,764,460	26,764,460	—	—
South Korea	92,452,465	—	92,452,465	—
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	21

	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short-term investments	$53,224,578	$53,224,578	—	—
Total investments in securities	$1,810,326,348	$286,756,767	$1,523,380,842	$188,739
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
22	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $4,758.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $148,414,508 and a long-term capital loss carryforward of $57,356,993 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, foreign currency transactions and foreign capital gain tax.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	23

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $500 million of the fund’s average daily net assets; (b) 1.000% of the next $500 million of the fund’s average daily net assets; (c) 0.950% of the fund’s average daily net assets, if aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the rate applies retroactively to all assets; and (d) 0.900% of the fund’s average daily net assets, if the aggregate net assets exceed $2 billion, the rate applies retroactively to all assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.15% of the fund’s average daily assets. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,710
Class C	474
Class I	239,675
Class R2	32
Class	Expense reduction
Class R4	$43
Class R6	37,366
Class NAV	1,142,971
Total	$1,439,271

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
24	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $27 for Class R4 shares for the six months ended April 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $26,396 for the six months ended April 30, 2023. Of this amount, $4,437 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $21,959 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $517 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	25

Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$35,667	$13,662
Class C	3,023	348
Class I	—	175,152
Class R2	74	2
Class R4	78	3
Class R6	—	2,407
Total	$38,842	$191,574
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$6,800,000	1	3.31%	$(624)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	526,204	$4,785,224	1,494,907	$15,379,542
Distributions reinvested	23,043	201,391	184,593	2,213,269
Repurchased	(348,403)	(3,136,798)	(673,250)	(6,750,046)
Net increase	200,844	$1,849,817	1,006,250	$10,842,765
Class C shares
Sold	2,498	$22,141	16,366	$178,052
Distributions reinvested	92	780	19,535	227,187
Repurchased	(32,590)	(283,222)	(117,195)	(1,166,601)
Net decrease	(30,000)	$(260,301)	(81,294)	$(761,362)
26	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,396,388	$21,743,478	36,098,613	$459,726,290
Distributions reinvested	409,719	3,585,044	3,076,935	36,953,995
Repurchased	(3,134,259)	(28,421,265)	(9,674,840)	(97,285,184)
Net increase (decrease)	(328,152)	$(3,092,743)	29,500,708	$399,395,101
Class R2 shares
Sold	59	$525	12,297	$171,145
Distributions reinvested	3	26	2,073	24,850
Repurchased	(208)	(1,829)	(20,703)	(171,749)
Net increase (decrease)	(146)	$(1,278)	(6,333)	$24,246
Class R4 shares
Sold	94	$839	193	$1,943
Distributions reinvested	22	195	300	3,601
Repurchased	(177)	(1,744)	(2,220)	(26,306)
Net decrease	(61)	$(710)	(1,727)	$(20,762)
Class R6 shares
Sold	1,226,193	$11,167,051	3,282,718	$34,081,880
Distributions reinvested	67,450	590,189	372,829	4,477,675
Repurchased	(781,223)	(7,033,225)	(1,599,129)	(16,131,851)
Net increase	512,420	$4,724,015	2,056,418	$22,427,704
Class NAV shares
Sold	3,100,748	$28,309,931	19,172,412	$211,321,715
Distributions reinvested	2,208,110	19,320,959	16,513,250	198,324,133
Repurchased	(15,514,938)	(141,349,851)	(1,903,733)	(18,819,636)
Net increase (decrease)	(10,206,080)	$(93,718,961)	33,781,929	$390,826,212
Total net increase (decrease)	(9,851,175)	$(90,500,161)	66,255,951	$822,733,904
Affiliates of the fund owned 92%, 69%, 4.5% and 100% of shares of Class R2, Class R4, Class R6 and Class NAV, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $329,737,276 and $422,946,705, respectively, for the six months ended April 30, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK Emerging Markets Equity Fund	27

Note 7—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 79.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	18.3%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	13.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	10.4%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.2%
John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	6.5%
28	JOHN HANCOCK Emerging Markets Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Emerging Markets Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	29

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
30	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Bryony Deuchars, CFA1
David Dugdale, PhD, CFA1
Philip Ehrmann
Kathryn Langridge
Bhupinder Sachdev, CFA1
Talib Saifee
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective March 1, 2023, Bryony Deuchars, CFA, David Dugdale, PhD, CFA, and Bhupinder Sachdev, CFA were added as portfolio managers of the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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with a heritage of financial stewardship dating back to 1862. Helping
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we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Emerging Markets Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879762	456SA 4/23
12/2022

Semiannual report
John Hancock
ESG International Equity Fund
International equity
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG International Equity Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
16	Notes to financial statements
23	Statement regarding liquidity risk management
25	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI All Country World (ACWI) ex USA Index tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Deutsche Telekom AG	3.1
Roche Holding AG	2.9
Oversea-Chinese Banking Corp., Ltd.	2.9
AXA SA	2.9
Unilever PLC (Euronext Amsterdam Exchange)	2.8
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2.7
Koninklijke Ahold Delhaize NV	2.5
Schneider Electric SE	2.5
SAP SE	2.4
Telkom Indonesia Persero Tbk PT	2.2
TOTAL	26.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
Japan	12.5
United Kingdom	11.8
Germany	7.6
France	7.4
China	6.4
Netherlands	4.7
Indonesia	4.4
South Korea	4.3
Taiwan	4.0
Denmark	3.9
TOTAL	67.0
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,202.10	$6.66	1.22%
	Hypothetical example	1,000.00	1,018.70	6.11	1.22%
Class I	Actual expenses/actual returns	1,000.00	1,203.80	5.25	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R6	Actual expenses/actual returns	1,000.00	1,204.90	4.70	0.86%
	Hypothetical example	1,000.00	1,020.50	4.31	0.86%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 95.8%		$158,090,816
(Cost $151,678,462)
Australia 2.4%		3,946,431
Macquarie Group, Ltd.	15,034	1,834,024
Mirvac Group	1,315,792	2,112,407
Brazil 2.5%		4,095,192
Itau Unibanco Holding SA, ADR	388,588	2,001,228
WEG SA	253,995	2,093,964
Canada 1.8%		3,021,543
Canadian Pacific Kansas City, Ltd.	38,325	3,021,543
Chile 1.2%		1,906,310
Sociedad Quimica y Minera de Chile SA, ADR	28,250	1,906,310
China 6.4%		10,483,911
Alibaba Group Holding, Ltd., ADR (A)	26,082	2,208,885
BYD Company, Ltd., H Shares	77,494	2,350,103
Ping An Insurance Group Company of China, Ltd., H Shares	442,927	3,231,383
Trip.com Group, Ltd., ADR (A)	75,853	2,693,540
Denmark 3.9%		6,409,326
Novo Nordisk A/S, B Shares	18,634	3,099,850
Orsted A/S (B)	20,309	1,822,735
Vestas Wind Systems A/S (A)	53,730	1,486,741
Finland 2.2%		3,555,384
Sampo OYJ, A Shares	70,105	3,555,384
France 7.4%		12,159,973
AXA SA	144,922	4,730,296
L’Oreal SA	3,841	1,835,687
Schneider Electric SE	23,531	4,103,631
Valeo	76,324	1,490,359
Germany 7.6%		12,586,688
BioNTech SE, ADR	11,610	1,326,326
Deutsche Telekom AG	212,377	5,120,804
Infineon Technologies AG	60,986	2,220,922
SAP SE	28,959	3,918,636
Hong Kong 0.9%		1,450,827
China Traditional Chinese Medicine Holdings Company, Ltd.	2,653,996	1,450,827
India 1.9%		3,071,340
HDFC Bank, Ltd., ADR	44,002	3,071,340
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	7

	Shares	Value
Indonesia 4.4%		$7,298,177
Bank Rakyat Indonesia Persero Tbk PT	10,280,963	3,582,702
Telkom Indonesia Persero Tbk PT	12,827,516	3,715,475
Ireland 1.0%		1,632,547
Kerry Group PLC, Class A	6,784	714,525
Kerry Group PLC, Class A (London Stock Exchange)	8,685	918,022
Italy 0.9%		1,526,941
Prysmian SpA	37,310	1,526,941
Japan 12.5%		20,671,046
Daikin Industries, Ltd.	13,619	2,473,634
Eisai Company, Ltd.	33,894	1,955,796
Hoya Corp.	20,603	2,160,328
Kurita Water Industries, Ltd.	56,651	2,374,180
ORIX Corp.	136,634	2,324,489
Shimano, Inc.	9,680	1,497,036
Shiseido Company, Ltd.	35,036	1,756,207
Sony Group Corp.	31,761	2,873,537
TDK Corp.	56,542	1,943,853
Yamaha Corp.	33,291	1,311,986
Netherlands 4.7%		7,822,923
ING Groep NV	299,200	3,710,777
Koninklijke Ahold Delhaize NV	119,592	4,112,146
Philippines 1.4%		2,285,712
BDO Unibank, Inc.	876,912	2,285,712
Singapore 2.9%		4,776,057
Oversea-Chinese Banking Corp., Ltd.	504,821	4,776,057
South Africa 1.5%		2,527,572
Naspers, Ltd., N Shares	14,179	2,527,572
South Korea 4.3%		7,135,443
LG Chem, Ltd.	5,374	2,985,168
SK Hynix, Inc.	34,079	2,292,954
SK Telecom Company, Ltd., ADR	93,994	1,857,321
Spain 1.0%		1,686,874
Industria de Diseno Textil SA	49,070	1,686,874
Sweden 3.0%		4,997,216
Atlas Copco AB, B Shares	174,413	2,237,162
Essity AB, B Shares	91,075	2,760,054
Switzerland 2.9%		4,799,502
Roche Holding AG	15,327	4,799,502
8	JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan 4.0%		$6,661,087
Delta Electronics, Inc.	223,706	2,191,417
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	53,021	4,469,670
Thailand 1.3%		2,107,455
Kasikornbank PCL	574,023	2,107,455
United Kingdom 11.8%		19,475,339
AstraZeneca PLC	14,029	2,064,558
Barratt Developments PLC	427,385	2,688,866
ConvaTec Group PLC (B)	326,735	903,286
Croda International PLC	18,202	1,599,224
Dechra Pharmaceuticals PLC	57,408	2,694,803
Spirax-Sarco Engineering PLC	14,119	1,972,997
SSE PLC	123,612	2,852,132
Unilever PLC (Euronext Amsterdam Exchange)	84,375	4,699,473

Total investments (Cost $151,678,462) 95.8%	$158,090,816
Other assets and liabilities, net 4.2%	6,978,782
Total net assets 100.0%	$165,069,598

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $153,435,388. Net unrealized appreciation aggregated to $4,655,428, of which $14,658,297 related to gross unrealized appreciation and $10,002,869 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $151,678,462)	$158,090,816
Cash	6,080,628
Foreign currency, at value (Cost $69,171)	71,620
Dividends and interest receivable	630,819
Receivable for fund shares sold	312,073
Receivable from affiliates	1,275
Other assets	54,773
Total assets	165,242,004
Liabilities
Payable for fund shares repurchased	98,370
Payable to affiliates
Accounting and legal services fees	9,459
Transfer agent fees	10,854
Trustees’ fees	78
Other liabilities and accrued expenses	53,645
Total liabilities	172,406
Net assets	$165,069,598
Net assets consist of
Paid-in capital	$165,074,811
Total distributable earnings (loss)	(5,213)
Net assets	$165,069,598

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,125,234 ÷ 739,065 shares)[1]	$13.70
Class I ($106,116,225 ÷ 7,734,411 shares)	$13.72
Class R6 ($48,828,139 ÷ 3,557,064 shares)	$13.73
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$1,808,952
Interest	37,719
Less foreign taxes withheld	(162,846)
Total investment income	1,683,825
Expenses
Investment management fees	642,192
Distribution and service fees	11,349
Accounting and legal services fees	14,647
Transfer agent fees	63,822
Trustees’ fees	1,811
Custodian fees	40,075
State registration fees	26,268
Printing and postage	10,755
Professional fees	32,599
Other	11,954
Total expenses	855,472
Less expense reductions	(138,040)
Net expenses	717,432
Net investment income	966,393
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,994,110)
(4,994,110)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	31,332,358
31,332,358
Net realized and unrealized gain	26,338,248
Increase in net assets from operations	$27,304,641
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$966,393	$3,103,522
Net realized loss	(4,994,110)	(1,651,770)
Change in net unrealized appreciation (depreciation)	31,332,358	(44,088,304)
Increase (decrease) in net assets resulting from operations	27,304,641	(42,636,552)
Distributions to shareholders
From earnings
Class A	(69,829)	(429,856)
Class I	(1,011,407)	(5,821,981)
Class R6	(489,359)	(139,657)
Total distributions	(1,570,595)	(6,391,494)
From fund share transactions	8,382,357	55,019,223
Total increase	34,116,403	5,991,177
Net assets
Beginning of period	130,953,195	124,962,018
End of period	$165,069,598	$130,953,195
12	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.49	$16.88	$13.87	$12.78	$11.63	$12.96
Net investment income[2]	0.07	0.29	0.08	0.05	0.26	0.14
Net realized and unrealized gain (loss) on investments	2.24	(4.90)	3.00	1.29	1.17	(1.37)
Total from investment operations	2.31	(4.61)	3.08	1.34	1.43	(1.23)
Less distributions
From net investment income	(0.10)	(0.29)	(0.07)	(0.25)	(0.11)	(0.04)
From net realized gain	—	(0.49)	—	—	(0.17)	(0.06)
Total distributions	(0.10)	(0.78)	(0.07)	(0.25)	(0.28)	(0.10)
Net asset value, end of period	$13.70	$11.49	$16.88	$13.87	$12.78	$11.63
Total return (%)[3,4]	20.21[5]	(28.43)	22.22	10.59	12.62	(9.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$8	$9	$6	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40[6]	1.43	1.48	1.59	1.62	1.62
Expenses including reductions	1.22[6]	1.22	1.25	1.29	1.28	1.27
Net investment income	1.02[6]	2.19	0.46	0.36	2.12	1.06
Portfolio turnover (%)	9	27	28	34	32	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	13

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.52	$16.93	$13.90	$12.80	$11.66	$13.00
Net investment income[2]	0.08	0.34	0.18	0.08	0.28	0.17
Net realized and unrealized gain (loss) on investments	2.25	(4.93)	2.95	1.30	1.17	(1.38)
Total from investment operations	2.33	(4.59)	3.13	1.38	1.45	(1.21)
Less distributions
From net investment income	(0.13)	(0.33)	(0.10)	(0.28)	(0.14)	(0.07)
From net realized gain	—	(0.49)	—	—	(0.17)	(0.06)
Total distributions	(0.13)	(0.82)	(0.10)	(0.28)	(0.31)	(0.13)
Net asset value, end of period	$13.72	$11.52	$16.93	$13.90	$12.80	$11.66
Total return (%)[3]	20.38[4]	(28.27)	22.57	10.90	12.84	(9.37)
Ratios and supplemental data
Net assets, end of period (in millions)	$106	$86	$114	$55	$50	$48
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[5]	1.18	1.23	1.34	1.38	1.38
Expenses including reductions	0.96[5]	0.97	1.00	1.04	1.04	1.03
Net investment income	1.27[5]	2.48	1.05	0.62	2.31	1.28
Portfolio turnover (%)	9	27	28	34	32	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.53	$16.95	$13.91	$12.81	$11.67	$13.00
Net investment income[2]	0.09	0.31	0.20	0.06	0.31	0.18
Net realized and unrealized gain (loss) on investments	2.26	(4.89)	2.96	1.33	1.15	(1.37)
Total from investment operations	2.35	(4.58)	3.16	1.39	1.46	(1.19)
Less distributions
From net investment income	(0.15)	(0.35)	(0.12)	(0.29)	(0.15)	(0.08)
From net realized gain	—	(0.49)	—	—	(0.17)	(0.06)
Total distributions	(0.15)	(0.84)	(0.12)	(0.29)	(0.32)	(0.14)
Net asset value, end of period	$13.73	$11.53	$16.95	$13.91	$12.81	$11.67
Total return (%)[3]	20.49[4]	(28.22)	22.73	11.01	12.95	(9.21)
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$37	$2	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.04[5]	1.07	1.12	1.23	1.27	1.28
Expenses including reductions	0.86[5]	0.86	0.90	0.92	0.92	0.92
Net investment income	1.38[5]	2.49	1.21	0.42	2.54	1.38
Portfolio turnover (%)	9	27	28	34	32	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG International Equity Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
16	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$3,946,431	—	$3,946,431	—
Brazil	4,095,192	$4,095,192	—	—
Canada	3,021,543	3,021,543	—	—
Chile	1,906,310	1,906,310	—	—
China	10,483,911	4,902,425	5,581,486	—
Denmark	6,409,326	—	6,409,326	—
Finland	3,555,384	—	3,555,384	—
France	12,159,973	—	12,159,973	—
Germany	12,586,688	1,326,326	11,260,362	—
Hong Kong	1,450,827	—	1,450,827	—
India	3,071,340	3,071,340	—	—
Indonesia	7,298,177	—	7,298,177	—
Ireland	1,632,547	—	1,632,547	—
Italy	1,526,941	—	1,526,941	—
Japan	20,671,046	—	20,671,046	—
Netherlands	7,822,923	—	7,822,923	—
Philippines	2,285,712	—	2,285,712	—
Singapore	4,776,057	—	4,776,057	—
South Africa	2,527,572	—	2,527,572	—
South Korea	7,135,443	1,857,321	5,278,122	—
Spain	1,686,874	—	1,686,874	—
Sweden	4,997,216	—	4,997,216	—
Switzerland	4,799,502	—	4,799,502	—
Taiwan	6,661,087	4,469,670	2,191,417	—
Thailand	2,107,455	—	2,107,455	—
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	17

	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	$19,475,339	—	$19,475,339	—
Total investments in securities	$158,090,816	$24,650,127	$133,440,689	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
18	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $2,232.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $440,748 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies and wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	19

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.850% of the first $250 million of the fund’s average daily net assets; b) 0.800% of the next $500 million of the fund’s average daily net assets; and c) 0.750% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with Boston Common Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.85% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$8,313
Class I	89,598
Class	Expense reduction
Class R6	$40,129
Total	$138,040

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.67% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
20	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,696 for the six months ended April 30, 2023. Of this amount, $1,570 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $8,126 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $22 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$11,349	$5,215
Class I	—	56,382
Class R6	—	2,225
Total	$11,349	$63,822
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK ESG International Equity Fund	21

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	159,425	$2,072,439	302,219	$4,034,209
Distributions reinvested	5,582	69,829	28,187	429,856
Repurchased	(93,128)	(1,221,557)	(208,655)	(2,767,409)
Net increase	71,879	$920,711	121,751	$1,696,656
Class I shares
Sold	1,192,003	$15,307,435	2,794,047	$38,308,867
Distributions reinvested	48,458	606,689	217,779	3,321,135
Repurchased	(959,721)	(12,589,857)	(2,284,822)	(31,929,660)
Net increase	280,740	$3,324,267	727,004	$9,700,342
Class R6 shares
Sold	399,619	$5,232,439	3,233,408	$44,865,849
Distributions reinvested	9,553	119,604	9,152	139,657
Repurchased	(95,383)	(1,214,664)	(109,776)	(1,383,281)
Net increase	313,789	$4,137,379	3,132,784	$43,622,225
Total net increase	666,408	$8,382,357	3,981,539	$55,019,223
Affiliates of the fund owned 39% and 70% of shares of Class I and Class R6, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $19,468,711 and $12,722,835, respectively, for the six months ended April 30, 2023.
Note 7—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
22	JOHN HANCOCK ESG International Equity Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG International Equity Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Boston Common Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
24	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Boston Common Asset Management, LLC
Portfolio Managers
Praveen S. Abichandani, CFA
Corné Biemans
Matthew A. Zalosh, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG INTERNATIONAL EQUITY FUND	25

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG International Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879765	469SA 4/23
6/2023

Semiannual report
John Hancock
ESG Large Cap Core Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ESG Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
11	Financial statements
14	Financial highlights
18	Notes to financial statements
25	Statement regarding liquidity risk management
27	More information
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Apple, Inc.	7.2
Microsoft Corp.	6.9
Alphabet, Inc., Class A	3.8
Merck & Company, Inc.	2.9
Mastercard, Inc., Class A	2.7
Elevance Health, Inc.	2.7
Costco Wholesale Corp.	2.3
Target Corp.	2.3
The TJX Companies, Inc.	2.0
American Tower Corp.	2.0
TOTAL	34.8
Cash and cash equivalents are not included.

COUNTRY COMPOSITION AS OF 4/30/2023 (% of net assets)
United States	85.7
Ireland	5.0
United Kingdom	3.5
Netherlands	2.3
Denmark	1.8
Canada	1.7
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,082.90	$5.78	1.12%
	Hypothetical example	1,000.00	1,019.20	5.61	1.12%
Class C	Actual expenses/actual returns	1,000.00	1,078.70	9.64	1.87%
	Hypothetical example	1,000.00	1,015.50	9.35	1.87%
Class I	Actual expenses/actual returns	1,000.00	1,083.70	4.49	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%
Class R6	Actual expenses/actual returns	1,000.00	1,084.30	3.93	0.76%
	Hypothetical example	1,000.00	1,021.00	3.81	0.76%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 97.8%		$123,850,143
(Cost $81,765,627)
Communication services 5.9%		7,421,435
Diversified telecommunication services 1.1%
Verizon Communications, Inc.	36,852	1,430,963
Entertainment 1.0%
The Walt Disney Company (A)	11,790	1,208,475
Interactive media and services 3.8%
Alphabet, Inc., Class A (A)	44,550	4,781,997
Consumer discretionary 9.2%		11,710,764
Automobile components 0.7%
Aptiv PLC (A)	8,670	891,796
Hotels, restaurants and leisure 1.3%
Starbucks Corp.	14,194	1,622,232
Specialty retail 4.3%
The Home Depot, Inc.	5,038	1,514,121
The TJX Companies, Inc.	33,502	2,640,628
Tractor Supply Company	5,780	1,377,952
Textiles, apparel and luxury goods 2.9%
Lululemon Athletica, Inc. (A)	5,831	2,215,372
NIKE, Inc., Class B	11,432	1,448,663
Consumer staples 9.9%		12,492,862
Consumer staples distribution and retail 5.9%
Costco Wholesale Corp.	5,805	2,921,192
Sysco Corp.	21,227	1,628,960
Target Corp.	18,081	2,852,278
Food products 1.1%
McCormick & Company, Inc.	15,984	1,404,194
Household products 1.2%
The Procter & Gamble Company	9,769	1,527,676
Personal care products 1.7%
Unilever PLC, ADR	38,872	2,158,562
Financials 10.4%		13,191,960
Banks 2.1%
Bank of America Corp.	62,758	1,837,554
The PNC Financial Services Group, Inc.	6,802	885,961
Capital markets 1.1%
LPL Financial Holdings, Inc.	6,649	1,388,577
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	7

	Shares	Value
Financials (continued)
Financial services 4.2%
Mastercard, Inc., Class A	9,027	$3,430,531
Visa, Inc., Class A	7,953	1,850,902
Insurance 3.0%
Aflac, Inc.	22,812	1,593,418
The Travelers Companies, Inc.	12,173	2,205,017
Health care 17.7%		22,394,449
Health care equipment and supplies 2.5%
Becton, Dickinson and Company	3,427	905,790
Medtronic PLC	9,181	835,012
Stryker Corp.	4,449	1,333,143
Health care providers and services 5.4%
CVS Health Corp.	19,359	1,419,208
Elevance Health, Inc.	7,161	3,356,003
UnitedHealth Group, Inc.	4,219	2,076,128
Life sciences tools and services 3.3%
IQVIA Holdings, Inc. (A)	5,396	1,015,689
Thermo Fisher Scientific, Inc.	2,275	1,262,398
West Pharmaceutical Services, Inc.	5,345	1,930,828
Pharmaceuticals 6.5%
AstraZeneca PLC, ADR	31,354	2,295,740
Merck & Company, Inc.	32,300	3,729,681
Novo Nordisk A/S, ADR	13,375	2,234,829
Industrials 10.6%		13,466,657
Air freight and logistics 1.4%
United Parcel Service, Inc., Class B	9,897	1,779,580
Building products 1.8%
Trane Technologies PLC	12,148	2,257,220
Commercial services and supplies 1.5%
Waste Management, Inc.	11,533	1,915,055
Electrical equipment 3.2%
Eaton Corp. PLC	14,552	2,431,930
Rockwell Automation, Inc.	5,652	1,601,833
Ground transportation 1.1%
JB Hunt Transport Services, Inc.	8,056	1,412,136
Machinery 1.6%
Deere & Company	5,473	2,068,903
Information technology 25.6%		32,463,881
IT services 1.8%
Accenture PLC, Class A	8,184	2,293,893
8	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 5.7%
ASML Holding NV, NYRS	2,967	$1,889,564
First Solar, Inc. (A)	9,155	1,671,520
NVIDIA Corp.	5,371	1,490,399
NXP Semiconductors NV	6,138	1,005,036
Texas Instruments, Inc.	7,007	1,171,570
Software 10.9%
Adobe, Inc. (A)	4,501	1,699,398
Autodesk, Inc. (A)	7,390	1,439,498
Microsoft Corp.	28,386	8,721,882
Palo Alto Networks, Inc. (A)	10,741	1,959,803
Technology hardware, storage and peripherals 7.2%
Apple, Inc.	53,756	9,121,318
Materials 2.7%		3,420,980
Chemicals 2.7%
Ecolab, Inc.	5,959	1,000,159
International Flavors & Fragrances, Inc.	9,181	890,190
Linde PLC	4,143	1,530,631
Real estate 3.8%		4,813,775
Industrial REITs 1.0%
Prologis, Inc.	9,948	1,245,987
Residential REITs 0.8%
AvalonBay Communities, Inc.	5,754	1,037,849
Specialized REITs 2.0%
American Tower Corp.	12,378	2,529,939
Utilities 2.0%		2,473,380
Electric utilities 1.1%
Avangrid, Inc.	34,882	1,404,349
Water utilities 0.9%
American Water Works Company, Inc.	7,211	1,069,031

	Yield (%)	Shares	Value
Short-term investments 2.1%			$2,718,126
(Cost $2,718,126)
Short-term funds 2.1%			2,718,126
Federated Government Obligations Fund, Institutional Class	4.6800(B)	2,718,126	2,718,126

Total investments (Cost $84,483,753) 99.9%	$126,568,269
Other assets and liabilities, net 0.1%	119,904
Total net assets 100.0%	$126,688,173

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	9

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $84,763,552. Net unrealized appreciation aggregated to $41,804,717, of which $43,841,972 related to gross unrealized appreciation and $2,037,255 related to gross unrealized depreciation.
10	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $84,483,753)	$126,568,269
Dividends and interest receivable	87,600
Receivable for fund shares sold	60,575
Receivable from affiliates	795
Other assets	74,289
Total assets	126,791,528
Liabilities
Due to custodian	9,857
Payable for fund shares repurchased	23,684
Payable to affiliates
Accounting and legal services fees	7,461
Transfer agent fees	11,046
Trustees’ fees	213
Other liabilities and accrued expenses	51,094
Total liabilities	103,355
Net assets	$126,688,173
Net assets consist of
Paid-in capital	$87,659,284
Total distributable earnings (loss)	39,028,889
Net assets	$126,688,173

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($24,794,140 ÷ 1,299,696 shares)[1]	$19.08
Class C ($4,216,637 ÷ 227,982 shares)[1]	$18.50
Class I ($89,745,514 ÷ 4,693,586 shares)	$19.12
Class R6 ($7,931,882 ÷ 414,570 shares)	$19.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$1,042,900
Interest	48,032
Less foreign taxes withheld	(2,311)
Total investment income	1,088,621
Expenses
Investment management fees	497,375
Distribution and service fees	50,138
Accounting and legal services fees	12,634
Transfer agent fees	72,695
Trustees’ fees	1,883
Custodian fees	22,315
State registration fees	34,501
Printing and postage	10,833
Professional fees	29,648
Other	12,875
Total expenses	744,897
Less expense reductions	(123,893)
Net expenses	621,004
Net investment income	467,617
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,890,657)
(1,890,657)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	12,288,418
12,288,418
Net realized and unrealized gain	10,397,761
Increase in net assets from operations	$10,865,378
12	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$467,617	$766,899
Net realized loss	(1,890,657)	(1,243,080)
Change in net unrealized appreciation (depreciation)	12,288,418	(36,468,276)
Increase (decrease) in net assets resulting from operations	10,865,378	(36,944,457)
Distributions to shareholders
From earnings
Class A	(104,707)	(611,278)
Class C	—	(161,131)
Class I	(688,616)	(5,092,980)
Class R6	(53,213)	(141,671)
Total distributions	(846,536)	(6,007,060)
From fund share transactions	(23,618,883)	(9,279,540)
Total decrease	(13,600,041)	(52,231,057)
Net assets
Beginning of period	140,288,214	192,519,271
End of period	$126,688,173	$140,288,214
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.70	$22.34	$15.63	$14.48	$12.79	$11.81
Net investment income[2]	0.05	0.05	—[3]	0.06	0.07	0.06
Net realized and unrealized gain (loss) on investments	1.41	(4.04)	7.09	1.28	1.88	1.04
Total from investment operations	1.46	(3.99)	7.09	1.34	1.95	1.10
Less distributions
From net investment income	(0.08)	—[3]	(0.05)	(0.07)	(0.05)	(0.03)
From net realized gain	—	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)
Total distributions	(0.08)	(0.65)	(0.38)	(0.19)	(0.26)	(0.12)
Net asset value, end of period	$19.08	$17.70	$22.34	$15.63	$14.48	$12.79
Total return (%)[4,5]	8.29[6]	(18.36)	46.10	9.29	15.59	9.41
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$22	$20	$5	$9	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30[7]	1.26	1.30	1.46	1.47	1.55
Expenses including reductions	1.12[7]	1.12	1.15	1.18	1.18	1.17
Net investment income	0.51[7]	0.25	0.01	0.43	0.54	0.46
Portfolio turnover (%)	4	16	14[8]	30	21	22

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes merger activity.
14	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.15	$21.82	$15.34	$14.26	$12.64	$11.73
Net investment loss[2]	(0.02)	(0.09)	(0.14)	(0.05)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	1.37	(3.93)	6.95	1.25	1.86	1.04
Total from investment operations	1.35	(4.02)	6.81	1.20	1.83	1.00
Less distributions
From net realized gain	—	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)
Net asset value, end of period	$18.50	$17.15	$21.82	$15.34	$14.26	$12.64
Total return (%)[3,4]	7.87[5]	(18.96)	45.03	8.47	14.78	8.61
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$4	$5	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05[6]	2.01	2.05	2.21	2.22	2.30
Expenses including reductions	1.87[6]	1.87	1.90	1.93	1.93	1.92
Net investment loss	(0.23)[6]	(0.50)	(0.73)	(0.34)	(0.21)	(0.30)
Portfolio turnover (%)	4	16	14[7]	30	21	22

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	15

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.77	$22.41	$15.67	$14.51	$12.82	$11.84
Net investment income[2]	0.07	0.10	0.06	0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	1.41	(4.04)	7.10	1.28	1.87	1.04
Total from investment operations	1.48	(3.94)	7.16	1.38	1.98	1.13
Less distributions
From net investment income	(0.13)	(0.05)	(0.09)	(0.10)	(0.08)	(0.06)
From net realized gain	—	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)
Total distributions	(0.13)	(0.70)	(0.42)	(0.22)	(0.29)	(0.15)
Net asset value, end of period	$19.12	$17.77	$22.41	$15.67	$14.51	$12.82
Total return (%)[3]	8.37[4]	(18.13)	46.49	9.58	15.86	9.64
Ratios and supplemental data
Net assets, end of period (in millions)	$90	$108	$164	$58	$51	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[5]	1.01	1.05	1.21	1.23	1.31
Expenses including reductions	0.87[5]	0.87	0.90	0.93	0.93	0.93
Net investment income	0.78[5]	0.49	0.28	0.64	0.79	0.69
Portfolio turnover (%)	4	16	14[6]	30	21	22

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
16	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$17.79	$22.44	$15.69	$14.52	$12.83	$11.85
Net investment income[2]	0.08	0.12	0.07	0.12	0.12	0.10
Net realized and unrealized gain (loss) on investments	1.41	(4.05)	7.11	1.28	1.87	1.04
Total from investment operations	1.49	(3.93)	7.18	1.40	1.99	1.14
Less distributions
From net investment income	(0.15)	(0.07)	(0.10)	(0.11)	(0.09)	(0.07)
From net realized gain	—	(0.65)	(0.33)	(0.12)	(0.21)	(0.09)
Total distributions	(0.15)	(0.72)	(0.43)	(0.23)	(0.30)	(0.16)
Net asset value, end of period	$19.13	$17.79	$22.44	$15.69	$14.52	$12.83
Total return (%)[3]	8.43[4]	(18.07)	46.63	9.75	15.97	9.76
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$6	$4	$1	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[5]	0.91	0.94	1.10	1.12	1.20
Expenses including reductions	0.76[5]	0.76	0.79	0.82	0.82	0.82
Net investment income	0.86[5]	0.61	0.37	0.77	0.90	0.80
Portfolio turnover (%)	4	16	14[6]	30	21	22

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock ESG Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities
18	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $2,269.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	19

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $943,998 and a long-term capital loss carryforward of $158,724 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
20	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.750% of the first $250 million of the fund’s average daily net assets; b) 0.725% of the next $250 million of the fund’s average daily net assets; c) 0.700% of the next $500 million of the fund’s average daily net assets; and d) 0.700% of the fund’s average daily net assets in excess of $1 billion. If net assets exceed $1 billion, then the advisory fee to be paid is 0.700% on all asset levels of average daily net assets. The Advisor has a subadvisory agreement with Trillium Asset Management, LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.75% of average daily net assets of the fund. Expenses of the fund means all expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$22,407
Class C	3,785
Class I	91,367
Class	Expense reduction
Class R6	$6,334
Total	$123,893

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.56% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	21

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $15,818 for the six months ended April 30, 2023. Of this amount, $2,494 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $13,324 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $179 and $293 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$29,917	$13,751
Class C	20,221	2,325
Class I	—	56,277
Class R6	—	342
Total	$50,138	$72,695
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
22	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$2,700,000	2	5.31%	$(796)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	203,546	$3,695,439	616,558	$12,215,419
Distributions reinvested	5,980	104,707	28,551	611,278
Repurchased	(164,670)	(3,033,291)	(273,794)	(5,380,178)
Net increase	44,856	$766,855	371,315	$7,446,519
Class C shares
Sold	27,855	$490,389	50,640	$999,693
Distributions reinvested	—	—	7,721	161,131
Repurchased	(37,158)	(651,916)	(63,506)	(1,118,281)
Net increase (decrease)	(9,303)	$(161,527)	(5,145)	$42,543
Class I shares
Sold	413,281	$7,600,466	1,895,239	$37,480,638
Distributions reinvested	29,468	516,869	150,612	3,229,126
Repurchased	(1,855,079)	(34,238,178)	(3,239,685)	(60,235,411)
Net decrease	(1,412,330)	$(26,120,843)	(1,193,834)	$(19,525,647)
Class R6 shares
Sold	150,265	$2,752,695	188,231	$3,728,843
Distributions reinvested	3,034	53,213	6,605	141,671
Repurchased	(49,419)	(909,276)	(58,082)	(1,113,469)
Net increase	103,880	$1,896,632	136,754	$2,757,045
Total net decrease	(1,272,897)	$(23,618,883)	(690,910)	$(9,279,540)
Affiliates of the fund owned 23% of shares of Class I on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $5,548,270 and $30,292,426, respectively, for the six months ended April 30, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK ESG Large Cap Core Fund	23

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Environmental, social, and governance (ESG) investing risk
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
24	JOHN HANCOCK ESG Large Cap Core Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock ESG Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Trillium Asset Management, LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	25

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
26	JOHN HANCOCK ESG LARGE CAP CORE FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Trillium Asset Management, LLC
Portfolio Managers
Elizabeth R. Levy, CFA
Mitali Prasad, CFA
Cheryl I. Smith, Ph.D., CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	27

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
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John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ESG Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879771	467SA 4/23
6/2023

Semiannual report
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Fundamental Large Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
9	Financial statements
12	Financial highlights
20	Notes to financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Apple, Inc.	7.3
Amazon.com, Inc.	7.3
Alphabet, Inc., Class A	5.8
Anheuser-Busch InBev SA/NV, ADR	4.8
Microsoft Corp.	4.6
Salesforce, Inc.	4.5
Lennar Corp., A Shares	4.4
KKR & Company, Inc.	4.1
Workday, Inc., Class A	3.9
Morgan Stanley	3.7
TOTAL	50.4
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,112.40	$5.34	1.02%
	Hypothetical example	1,000.00	1,019.70	5.11	1.02%
Class C	Actual expenses/actual returns	1,000.00	1,108.20	9.25	1.77%
	Hypothetical example	1,000.00	1,016.00	8.85	1.77%
Class I	Actual expenses/actual returns	1,000.00	1,113.70	4.04	0.77%
	Hypothetical example	1,000.00	1,021.00	3.86	0.77%
Class R2	Actual expenses/actual returns	1,000.00	1,111.80	5.92	1.13%
	Hypothetical example	1,000.00	1,019.20	5.66	1.13%
Class R4	Actual expenses/actual returns	1,000.00	1,112.90	4.77	0.91%
	Hypothetical example	1,000.00	1,020.30	4.56	0.91%
Class R5	Actual expenses/actual returns	1,000.00	1,113.90	3.72	0.71%
	Hypothetical example	1,000.00	1,021.30	3.56	0.71%
Class R6	Actual expenses/actual returns	1,000.00	1,114.20	3.51	0.67%
	Hypothetical example	1,000.00	1,021.50	3.36	0.67%
Class NAV	Actual expenses/actual returns	1,000.00	1,114.40	3.46	0.66%
	Hypothetical example	1,000.00	1,021.50	3.31	0.66%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	5

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 99.3%		$4,893,719,001
(Cost $2,941,574,276)
Communication services 11.7%		575,529,050
Entertainment 5.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,072,408	149,607,134
The Walt Disney Company (A)	925,709	94,885,173
Interactive media and services 5.9%
Alphabet, Inc., Class A (A)	2,654,864	284,973,102
CarGurus, Inc. (A)	270,672	4,449,848
Media 0.8%
Comcast Corp., Class A	1,005,893	41,613,793
Consumer discretionary 16.1%		795,496,481
Broadline retail 8.8%
Amazon.com, Inc. (A)	3,404,637	359,018,972
eBay, Inc.	1,616,615	75,059,434
Hotels, restaurants and leisure 1.7%
Airbnb, Inc., Class A (A)	691,188	82,714,468
Household durables 4.4%
Lennar Corp., A Shares	1,925,052	217,165,116
Leisure products 1.2%
Polaris, Inc.	566,392	61,538,491
Consumer staples 5.7%		279,327,095
Beverages 4.8%
Anheuser-Busch InBev SA/NV, ADR	3,596,002	233,632,250
Consumer staples distribution and retail 0.9%
Walmart, Inc.	302,675	45,694,845
Energy 3.5%		170,554,455
Oil, gas and consumable fuels 3.5%
Cheniere Energy, Inc.	1,114,735	170,554,455
Financials 15.3%		753,670,371
Banks 2.1%
JPMorgan Chase & Co.	516,450	71,394,048
Wells Fargo & Company	747,780	29,724,255
Capital markets 10.8%
KKR & Company, Inc.	3,777,791	200,487,368
Morgan Stanley	2,035,268	183,113,062
State Street Corp.	393,510	28,435,033
The Goldman Sachs Group, Inc.	348,318	119,626,334
6	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Consumer finance 0.5%
Synchrony Financial	919,393	$27,131,287
Financial services 1.9%
PayPal Holdings, Inc. (A)	480,627	36,527,652
Visa, Inc., Class A	245,913	57,231,332
Health care 6.7%		329,781,584
Biotechnology 1.3%
Moderna, Inc. (A)	499,553	66,385,598
Health care providers and services 2.0%
Elevance Health, Inc.	155,309	72,785,563
UnitedHealth Group, Inc.	49,303	24,261,513
Life sciences tools and services 3.4%
Danaher Corp.	394,175	93,383,999
Thermo Fisher Scientific, Inc.	131,492	72,964,911
Industrials 7.0%		346,097,988
Aerospace and defense 5.0%
Airbus SE	514,214	72,008,032
General Dynamics Corp.	254,404	55,546,569
Lockheed Martin Corp.	203,669	94,594,067
Raytheon Technologies Corp.	238,867	23,862,813
Building products 0.2%
Carrier Global Corp.	235,759	9,859,441
Ground transportation 1.6%
Union Pacific Corp.	409,663	80,171,049
Machinery 0.2%
Otis Worldwide Corp.	117,890	10,056,017
Information technology 30.2%		1,488,576,664
Semiconductors and semiconductor equipment 7.0%
Analog Devices, Inc.	617,032	110,991,716
Broadcom, Inc.	67,932	42,559,398
KLA Corp.	232,462	89,855,861
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	642,796	54,187,703
Texas Instruments, Inc.	298,716	49,945,315
Software 15.9%
Intuit, Inc.	195,016	86,577,353
Microsoft Corp.	745,681	229,117,944
Oracle Corp.	586,472	55,550,628
Salesforce, Inc. (A)	1,108,053	219,804,474
Workday, Inc., Class A (A)	1,024,272	190,657,990
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	7

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 7.3%
Apple, Inc.	2,117,682	$359,328,282
Materials 0.8%		40,523,450
Chemicals 0.8%
LyondellBasell Industries NV, Class A	428,321	40,523,450
Real estate 2.3%		114,161,863
Specialized REITs 2.3%
American Tower Corp.	409,718	83,742,262
Crown Castle, Inc.	247,133	30,419,601

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4%				$20,909,000
(Cost $20,909,000)
U.S. Government Agency 0.4%				20,909,000
Federal Home Loan Bank Discount Note	4.550	05-01-23	20,909,000	20,909,000

Total investments (Cost $2,962,483,276) 99.7%	$4,914,628,001
Other assets and liabilities, net 0.3%	12,394,247
Total net assets 100.0%	$4,927,022,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $2,976,569,157. Net unrealized appreciation aggregated to $1,938,058,844, of which $2,005,853,072 related to gross unrealized appreciation and $67,794,228 related to gross unrealized depreciation.
8	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,962,483,276)	$4,914,628,001
Cash	15,723,761
Dividends and interest receivable	2,644,629
Receivable for fund shares sold	1,590,299
Receivable for investments sold	896,511
Other assets	612,527
Total assets	4,936,095,728
Liabilities
Payable for fund shares repurchased	5,256,680
Payable to affiliates
Investment management fees	2,481,994
Accounting and legal services fees	289,766
Transfer agent fees	233,702
Distribution and service fees	397,963
Trustees’ fees	3,888
Other liabilities and accrued expenses	409,487
Total liabilities	9,073,480
Net assets	$4,927,022,248
Net assets consist of
Paid-in capital	$2,806,569,710
Total distributable earnings (loss)	2,120,452,538
Net assets	$4,927,022,248

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,794,527,186 ÷ 31,646,676 shares)[1]	$56.71
Class C ($50,526,079 ÷ 1,067,570 shares)[1]	$47.33
Class I ($683,664,572 ÷ 11,377,722 shares)	$60.09
Class R2 ($5,862,724 ÷ 98,221 shares)	$59.69
Class R4 ($1,258,705 ÷ 21,087 shares)	$59.69
Class R5 ($483,603 ÷ 8,025 shares)	$60.26
Class R6 ($509,819,038 ÷ 8,455,043 shares)	$60.30
Class NAV ($1,880,880,341 ÷ 31,206,998 shares)	$60.27
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$59.69

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$28,130,556
Interest	1,067,911
Less foreign taxes withheld	(152,311)
Total investment income	29,046,156
Expenses
Investment management fees	14,568,906
Distribution and service fees	2,378,387
Accounting and legal services fees	465,482
Transfer agent fees	1,419,896
Trustees’ fees	59,741
Custodian fees	266,701
State registration fees	70,511
Printing and postage	89,441
Professional fees	103,932
Other	77,567
Total expenses	19,500,564
Less expense reductions	(170,713)
Net expenses	19,329,851
Net investment income	9,716,305
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	176,449,899
176,449,899
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	328,498,274
328,498,274
Net realized and unrealized gain	504,948,173
Increase in net assets from operations	$514,664,478
10	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$9,716,305	$17,697,134
Net realized gain	176,449,899	292,129,689
Change in net unrealized appreciation (depreciation)	328,498,274	(1,687,135,261)
Increase (decrease) in net assets resulting from operations	514,664,478	(1,377,308,438)
Distributions to shareholders
From earnings
Class A	(103,662,388)	(164,879,085)
Class C	(3,629,035)	(7,277,662)
Class I	(40,016,149)	(67,395,930)
Class R2	(356,639)	(630,655)
Class R4	(67,684)	(148,532)
Class R5	(34,129)	(58,656)
Class R6	(29,701,365)	(43,425,188)
Class NAV	(110,641,840)	(170,798,823)
Total distributions	(288,109,229)	(454,614,531)
From fund share transactions	59,996,782	170,535,939
Total increase (decrease)	286,552,031	(1,661,387,030)
Net assets
Beginning of period	4,640,470,217	6,301,857,247
End of period	$4,927,022,248	$4,640,470,217
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$54.43	$76.05	$50.84	$46.52	$46.66	$51.87
Net investment income (loss)[2]	0.06	0.08	(0.03)	0.20	0.24	0.16
Net realized and unrealized gain (loss) on investments	5.63	(16.10)	25.42	4.38	4.82	(1.10)
Total from investment operations	5.69	(16.02)	25.39	4.58	5.06	(0.94)
Less distributions
From net investment income	(0.12)	—	(0.18)	(0.26)	(0.13)	(0.26)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.41)	(5.60)	(0.18)	(0.26)	(5.20)	(4.27)
Net asset value, end of period	$56.71	$54.43	$76.05	$50.84	$46.52	$46.66
Total return (%)[3,4]	11.24[5]	(22.73)	50.04	9.88	13.23	(2.20)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,795	$1,670	$2,242	$1,550	$1,550	$1,511
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[6]	1.02	1.02	1.04	1.03	1.03
Expenses including reductions	1.02[6]	1.01	1.01	1.03	1.02	1.02
Net investment income (loss)	0.21[6]	0.12	(0.04)	0.40	0.56	0.32
Portfolio turnover (%)	9	26	16	19	29[7]	47[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
12	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$46.04	$65.65	$44.08	$40.42	$41.41	$46.57
Net investment loss[2]	(0.12)	(0.34)	(0.46)	(0.14)	(0.07)	(0.19)
Net realized and unrealized gain (loss) on investments	4.70	(13.67)	22.03	3.80	4.15	(0.96)
Total from investment operations	4.58	(14.01)	21.57	3.66	4.08	(1.15)
Less distributions
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Net asset value, end of period	$47.33	$46.04	$65.65	$44.08	$40.42	$41.41
Total return (%)[3,4]	10.82[5]	(23.32)	48.93	9.05	12.38	(2.93)
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$53	$89	$84	$127	$184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[6]	1.77	1.77	1.79	1.78	1.78
Expenses including reductions	1.77[6]	1.76	1.76	1.78	1.77	1.77
Net investment loss	(0.54)[6]	(0.64)	(0.79)	(0.33)	(0.17)	(0.42)
Portfolio turnover (%)	9	26	16	19	29[7]	47[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	13

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$57.56	$80.04	$53.47	$48.89	$48.78	$54.05
Net investment income[2]	0.13	0.25	0.14	0.34	0.37	0.29
Net realized and unrealized gain (loss) on investments	5.96	(17.01)	26.73	4.61	5.07	(1.15)
Total from investment operations	6.09	(16.76)	26.87	4.95	5.44	(0.86)
Less distributions
From net investment income	(0.27)	(0.12)	(0.30)	(0.37)	(0.26)	(0.40)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.56)	(5.72)	(0.30)	(0.37)	(5.33)	(4.41)
Net asset value, end of period	$60.09	$57.56	$80.04	$53.47	$48.89	$48.78
Total return (%)[3]	11.37[4]	(22.55)	50.42	10.16	13.51	(1.97)
Ratios and supplemental data
Net assets, end of period (in millions)	$684	$672	$941	$625	$819	$846
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78[5]	0.77	0.77	0.79	0.79	0.79
Expenses including reductions	0.77[5]	0.76	0.76	0.78	0.78	0.78
Net investment income	0.46[5]	0.37	0.20	0.66	0.81	0.56
Portfolio turnover (%)	9	26	16	19	29[6]	47[6]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
14	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$57.06	$79.54	$53.16	$48.63	$48.51	$53.77
Net investment income (loss)[2]	0.03	—[3]	(0.12)	0.13	0.19	0.12
Net realized and unrealized gain (loss) on investments	5.92	(16.88)	26.60	4.59	5.06	(1.18)
Total from investment operations	5.95	(16.88)	26.48	4.72	5.25	(1.06)
Less distributions
From net investment income	(0.03)	—	(0.10)	(0.19)	(0.06)	(0.19)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.32)	(5.60)	(0.10)	(0.19)	(5.13)	(4.20)
Net asset value, end of period	$59.69	$57.06	$79.54	$53.16	$48.63	$48.51
Total return (%)[4]	11.18[5]	(22.84)	49.87	9.73	13.09	(2.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$9	$7	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.13[6]	1.14	1.14	1.17	1.18	1.18
Expenses including reductions	1.13[6]	1.13	1.13	1.17	1.17	1.18
Net investment income (loss)	0.10[6]	—[7]	(0.17)	0.28	0.41	0.23
Portfolio turnover (%)	9	26	16	19	29[8]	47[8]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	15

CLASS R4 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$57.16	$79.54	$53.15	$48.61	$48.51	$53.76
Net investment income[2]	0.09	0.15	0.04	0.26	0.36	0.20
Net realized and unrealized gain (loss) on investments	5.92	(16.90)	26.58	4.59	4.99	(1.13)
Total from investment operations	6.01	(16.75)	26.62	4.85	5.35	(0.93)
Less distributions
From net investment income	(0.19)	(0.03)	(0.23)	(0.31)	(0.18)	(0.31)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.48)	(5.63)	(0.23)	(0.31)	(5.25)	(4.32)
Net asset value, end of period	$59.69	$57.16	$79.54	$53.15	$48.61	$48.51
Total return (%)[3]	11.29[4]	(22.67)	50.20	10.00	13.35	(2.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2	$2	$2	$1	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	1.01	1.01	1.02	1.03	1.03
Expenses including reductions	0.91[5]	0.90	0.90	0.92	0.92	0.92
Net investment income	0.32[5]	0.23	0.06	0.51	0.77	0.39
Portfolio turnover (%)	9	26	16	19	29[6]	47[6]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
16	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R5 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$57.74	$80.26	$53.61	$49.02	$48.89	$54.14
Net investment income[2]	0.14	0.29	0.19	0.36	0.40	0.34
Net realized and unrealized gain (loss) on investments	5.98	(17.06)	26.79	4.63	5.08	(1.17)
Total from investment operations	6.12	(16.77)	26.98	4.99	5.48	(0.83)
Less distributions
From net investment income	(0.31)	(0.15)	(0.33)	(0.40)	(0.28)	(0.41)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.60)	(5.75)	(0.33)	(0.40)	(5.35)	(4.42)
Net asset value, end of period	$60.26	$57.74	$80.26	$53.61	$49.02	$48.89
Total return (%)[3]	11.39[4]	(22.50)	50.50	10.22	13.60	(1.92)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]	$1	$1	$1	$—[5]	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[6]	0.71	0.71	0.73	0.73	0.73
Expenses including reductions	0.71[6]	0.70	0.70	0.72	0.72	0.72
Net investment income	0.50[6]	0.43	0.26	0.71	0.86	0.64
Portfolio turnover (%)	9	26	16	19	29[7]	47[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	17

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$57.79	$80.32	$53.64	$49.04	$48.91	$54.16
Net investment income[2]	0.16	0.32	0.22	0.39	0.45	0.34
Net realized and unrealized gain (loss) on investments	5.98	(17.07)	26.81	4.63	5.05	(1.15)
Total from investment operations	6.14	(16.75)	27.03	5.02	5.50	(0.81)
Less distributions
From net investment income	(0.34)	(0.18)	(0.35)	(0.42)	(0.30)	(0.43)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.63)	(5.78)	(0.35)	(0.42)	(5.37)	(4.44)
Net asset value, end of period	$60.30	$57.79	$80.32	$53.64	$49.04	$48.91
Total return (%)[3]	11.42[4]	(22.46)	50.59	10.28	13.63	(1.85)
Ratios and supplemental data
Net assets, end of period (in millions)	$510	$478	$593	$386	$397	$963
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67[5]	0.66	0.66	0.68	0.68	0.68
Expenses including reductions	0.67[5]	0.65	0.65	0.67	0.67	0.67
Net investment income	0.56[5]	0.48	0.31	0.76	0.96	0.66
Portfolio turnover (%)	9	26	16	19	29[6]	47[6]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
18	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$57.77	$80.29	$53.62	$49.02	$48.90	$54.15
Net investment income[2]	0.16	0.33	0.23	0.40	0.42	0.33
Net realized and unrealized gain (loss) on investments	5.98	(17.06)	26.80	4.63	5.07	(1.13)
Total from investment operations	6.14	(16.73)	27.03	5.03	5.49	(0.80)
Less distributions
From net investment income	(0.35)	(0.19)	(0.36)	(0.43)	(0.30)	(0.44)
From net realized gain	(3.29)	(5.60)	—	—	(5.07)	(4.01)
Total distributions	(3.64)	(5.79)	(0.36)	(0.43)	(5.37)	(4.45)
Net asset value, end of period	$60.27	$57.77	$80.29	$53.62	$49.02	$48.90
Total return (%)[3]	11.44[4]	(22.47)	50.60	10.30	13.65	(1.85)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,881	$1,759	$2,425	$2,063	$2,218	$1,671
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66[5]	0.65	0.65	0.67	0.67	0.67
Expenses including reductions	0.66[5]	0.65	0.64	0.66	0.66	0.66
Net investment income	0.57[5]	0.49	0.33	0.78	0.91	0.64
Portfolio turnover (%)	9	26	16	19	29[6]	47[6]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental Large Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
20	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$575,529,050	$575,529,050	—	—
Consumer discretionary	795,496,481	795,496,481	—	—
Consumer staples	279,327,095	279,327,095	—	—
Energy	170,554,455	170,554,455	—	—
Financials	753,670,371	753,670,371	—	—
Health care	329,781,584	329,781,584	—	—
Industrials	346,097,988	274,089,956	$72,008,032	—
Information technology	1,488,576,664	1,488,576,664	—	—
Materials	40,523,450	40,523,450	—	—
Real estate	114,161,863	114,161,863	—	—
Short-term investments	20,909,000	—	20,909,000	—
Total investments in securities	$4,914,628,001	$4,821,710,969	$92,917,032	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	21

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $9,375.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
22	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.625% of the first $3 billion of the fund’s average daily net assets and (b) 0.600% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	23

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive and/or reimburse a portion of the operating expenses for Class C and Class I shares of the fund to the extent they exceed 1.82% and 0.78%, respectively, of the average daily net assets attributable to each class. These waivers and/or reimbursements exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, short dividend expense, litigation and indemnification expenses not incurred in the ordinary course of the fund’s business, borrowing costs, and prime brokerage fees. The waivers and/or reimbursements will expire on February 28, 2024, unless renewed by mutual agreement of the fund and Advisor based upon determination that this is appropriate under the circumstances at the time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$61,521
Class C	1,828
Class I	23,836
Class R2	221
Class R4	44
Class	Expense reduction
Class R5	$19
Class R6	17,494
Class NAV	65,145
Total	$170,108

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.61% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
24	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $605 for Class R4 shares for the six months ended April 30, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $233,291 for the six months ended April 30, 2023. Of this amount, $39,350 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $193,941 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $2,070 and $3,196 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,107,371	$984,065
Class C	254,602	29,272
Class I	—	381,485
Class R2	14,183	312
Class R4	2,110	61
Class R5	121	27
Class R6	—	24,674
Total	$2,378,387	$1,419,896
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	25

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,388,092	$75,428,644	2,664,726	$170,231,936
Distributions reinvested	1,957,816	98,556,452	2,223,295	156,385,999
Repurchased	(2,380,633)	(129,546,695)	(3,685,597)	(233,884,630)
Net increase	965,275	$44,438,401	1,202,424	$92,733,305
Class C shares
Sold	57,120	$2,592,563	119,754	$6,625,848
Distributions reinvested	79,101	3,332,533	112,988	6,766,844
Repurchased	(219,946)	(10,040,464)	(433,361)	(23,749,308)
Net decrease	(83,725)	$(4,115,368)	(200,619)	$(10,356,616)
Class I shares
Sold	669,750	$38,238,631	2,002,208	$137,223,888
Distributions reinvested	628,519	33,500,087	759,500	56,377,658
Repurchased	(1,595,642)	(91,606,116)	(2,848,077)	(189,978,865)
Net increase (decrease)	(297,373)	$(19,867,398)	(86,369)	$3,622,681
Class R2 shares
Sold	2,780	$157,929	10,702	$735,510
Distributions reinvested	6,485	343,793	8,043	593,632
Repurchased	(20,285)	(1,172,752)	(24,999)	(1,646,110)
Net decrease	(11,020)	$(671,030)	(6,254)	$(316,968)
Class R4 shares
Sold	466	$26,738	1,885	$125,743
Distributions reinvested	1,278	67,684	2,013	148,532
Repurchased	(8,267)	(492,879)	(2,596)	(174,129)
Net increase (decrease)	(6,523)	$(398,457)	1,302	$100,146
Class R5 shares
Sold	929	$54,086	2,246	$148,113
Distributions reinvested	639	34,129	788	58,656
Repurchased	(3,232)	(189,617)	(3,445)	(212,152)
Net decrease	(1,664)	$(101,402)	(411)	$(5,383)
26	JOHN HANCOCK Fundamental Large Cap Core Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	776,800	$45,117,708	2,156,329	$148,755,312
Distributions reinvested	553,406	29,585,062	581,114	43,263,963
Repurchased	(1,147,166)	(66,376,140)	(1,842,794)	(122,684,013)
Net increase	183,040	$8,326,630	894,649	$69,335,262
Class NAV shares
Sold	365,446	$21,594,460	1,160,598	$70,535,654
Distributions reinvested	2,070,394	110,641,840	2,295,066	170,798,823
Repurchased	(1,674,484)	(99,850,894)	(3,216,126)	(225,910,965)
Net increase	761,356	$32,385,406	239,538	$15,423,512
Total net increase	1,509,366	$59,996,782	2,044,260	$170,535,939
Affiliates of the fund owned 2% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $412,285,753 and $590,192,211, respectively, for the six months ended April 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 36.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	8.7%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	7.6%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	5.1%
SEMIANNUAL REPORT | JOHN HANCOCK Fundamental Large Cap Core Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Fundamental Large Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
28	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Emory W. (Sandy) Sanders, Jr., CFA
Jonathan T. White, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879784	50SA 4/23
6/2023

Semiannual report
John Hancock
Global Environmental Opportunities Fund
International equity
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Environmental Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
16	Notes to financial statements
24	Statement regarding liquidity risk management
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing primarily in Environmental Companies.1
TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
1The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries, and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
American Water Works Company, Inc.	3.9
Thermo Fisher Scientific, Inc.	3.8
Eaton Corp. PLC	3.7
ANSYS, Inc.	3.6
Cadence Design Systems, Inc.	3.5
Applied Materials, Inc.	3.4
Synopsys, Inc.	3.4
Equinix, Inc.	3.3
Schneider Electric SE	3.2
Republic Services, Inc.	3.2
TOTAL	35.0
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
United States	56.2
France	7.5
Canada	6.0
Japan	5.9
Ireland	4.5
Germany	4.1
Switzerland	3.2
Netherlands	2.5
Sweden	2.3
Israel	2.1
TOTAL	94.3
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,132.40	$6.40	1.21%
	Hypothetical example	1,000.00	1,018.80	6.06	1.21%
Class C	Actual expenses/actual returns	1,000.00	1,127.20	10.34	1.96%
	Hypothetical example	1,000.00	1,015.10	9.79	1.96%
Class I	Actual expenses/actual returns	1,000.00	1,133.30	5.08	0.96%
	Hypothetical example	1,000.00	1,020.00	4.81	0.96%
Class R6	Actual expenses/actual returns	1,000.00	1,134.30	4.50	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 96.9%		$27,246,531
(Cost $25,955,043)
Canada 6.0%		1,680,641
Waste Connections, Inc.	5,830	811,245
West Fraser Timber Company, Ltd.	6,188	447,595
WSP Global, Inc.	3,196	421,801
Denmark 1.1%		309,458
Orsted A/S (A)	3,448	309,458
Finland 1.5%		407,605
Stora Enso OYJ, R Shares	32,128	407,605
France 7.5%		2,114,283
Dassault Systemes SE	11,607	471,195
Legrand SA	7,758	734,328
Schneider Electric SE	5,211	908,760
Germany 4.1%		1,156,720
Infineon Technologies AG	19,879	723,932
Symrise AG	3,582	432,788
Ireland 4.5%		1,261,847
Aptiv PLC (B)	4,213	433,349
Smurfit Kappa Group PLC	10,802	400,206
Trane Technologies PLC	2,305	428,292
Israel 2.1%		600,680
SolarEdge Technologies, Inc. (B)	2,103	600,680
Japan 5.9%		1,659,907
Keyence Corp.	1,300	586,243
Shimano, Inc.	2,500	386,631
Tokyo Electron, Ltd.	6,000	687,033
Netherlands 2.5%		706,327
ASML Holding NV	1,113	706,327
Sweden 2.3%		648,546
Hexagon AB, B Shares	56,643	648,546
Switzerland 3.2%		906,104
Givaudan SA	131	458,234
SIG Group AG (B)	16,733	447,870
United States 56.2%		15,794,413
AECOM	9,797	813,641
Agilent Technologies, Inc.	6,519	882,868
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	7

	Shares	Value
United States (continued)
American Water Works Company, Inc.	7,325	$1,085,930
ANSYS, Inc. (B)	3,206	1,006,428
Applied Materials, Inc.	8,448	954,877
Autodesk, Inc. (B)	2,346	456,977
Cadence Design Systems, Inc. (B)	4,646	973,105
Danaher Corp.	2,080	492,773
Eaton Corp. PLC	6,221	1,039,654
Equinix, Inc.	1,293	936,235
Johnson Controls International PLC	9,899	592,356
ON Semiconductor Corp. (B)	5,914	425,571
PTC, Inc. (B)	5,348	672,725
Republic Services, Inc.	6,265	906,044
Synopsys, Inc. (B)	2,554	948,351
Tetra Tech, Inc.	5,725	792,168
Thermo Fisher Scientific, Inc.	1,910	1,059,859
Waste Management, Inc.	2,813	467,099
Westrock Company	4,605	137,828
Weyerhaeuser Company	15,175	453,884
Xylem, Inc.	6,703	696,040

Total investments (Cost $25,955,043) 96.9%	$27,246,531
Other assets and liabilities, net 3.1%	884,591
Total net assets 100.0%	$28,131,122

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $26,417,042. Net unrealized appreciation aggregated to $829,489, of which $1,519,937 related to gross unrealized appreciation and $690,448 related to gross unrealized depreciation.
8	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $25,955,043)	$27,246,531
Cash	842,559
Foreign currency, at value (Cost $17,470)	17,534
Dividends and interest receivable	36,402
Receivable for investments sold	22,000
Receivable from affiliates	2,182
Other assets	28,779
Total assets	28,195,987
Liabilities
Payable to affiliates
Accounting and legal services fees	1,793
Transfer agent fees	275
Trustees’ fees	53
Other liabilities and accrued expenses	62,744
Total liabilities	64,865
Net assets	$28,131,122
Net assets consist of
Paid-in capital	$28,233,856
Total distributable earnings (loss)	(102,734)
Net assets	$28,131,122

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($228,698 ÷ 25,477 shares)	$8.98
Class C ($44,382 ÷ 5,010 shares)	$8.86
Class I ($45,049 ÷ 5,000 shares)	$9.01
Class R6 ($27,812,993 ÷ 3,084,578 shares)	$9.02
Maximum offering price per share
Class A (net asset value per share ÷ 95%)	$9.45
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$191,682
Interest	5,264
Less foreign taxes withheld	(10,349)
Total investment income	186,597
Expenses
Investment management fees	112,452
Distribution and service fees	510
Accounting and legal services fees	2,578
Transfer agent fees	1,588
Trustees’ fees	319
Custodian fees	13,861
State registration fees	37,401
Printing and postage	9,461
Professional fees	41,972
Other	8,230
Total expenses	228,372
Less expense reductions	(110,452)
Net expenses	117,920
Net investment income	68,677
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(386,951)
(386,951)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,632,327
3,632,327
Net realized and unrealized gain	3,245,376
Increase in net assets from operations	$3,314,053
10	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$68,677	$10,893
Net realized loss	(386,951)	(1,019,269)
Change in net unrealized appreciation (depreciation)	3,632,327	(3,070,243)
Increase (decrease) in net assets resulting from operations	3,314,053	(4,078,619)
Distributions to shareholders
From earnings
Class I	(1)	—
Class R6	(25,725)	—
Total distributions	(25,726)	—
From fund share transactions	(44,492)	18,203,453
Total increase	3,243,835	14,124,834
Net assets
Beginning of period	24,887,287	10,762,453
End of period	$28,131,122	$24,887,287
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$7.94	$10.67	$10.00
Net investment income (loss)[3]	0.01	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	1.03	(2.69)	0.69
Total from investment operations	1.04	(2.73)	0.67
Net asset value, end of period	$8.98	$7.94	$10.67
Total return (%)[4,5]	13.24[6]	(25.68)	6.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.01[8]	4.08	3.99[9]
Expenses including reductions	1.21[8]	1.21	1.22[9]
Net investment income (loss)	0.19[8]	(0.43)	(0.73)[8]
Portfolio turnover (%)	16	38	7

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
12	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$7.86	$10.65	$10.00
Net investment loss[3]	(0.03)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	1.03	(2.71)	0.69
Total from investment operations	1.00	(2.79)	0.65
Net asset value, end of period	$8.86	$7.86	$10.65
Total return (%)[4,5]	12.72[6]	(26.20)	6.50[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.76[8]	4.83	4.74[9]
Expenses including reductions	1.96[8]	1.96	1.97[9]
Net investment loss	(0.60)[8]	(0.90)	(1.52)[8]
Portfolio turnover (%)	16	38	7

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	13

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$7.95	$10.68	$10.00
Net investment income (loss)[3]	0.02	—[4]	(0.01)
Net realized and unrealized gain (loss) on investments	1.04	(2.73)	0.69
Total from investment operations	1.06	(2.73)	0.68
Less distributions
From net investment income	—[4]	—	—
Net asset value, end of period	$9.01	$7.95	$10.68
Total return (%)[5]	13.33[6]	(25.56)	6.80[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.76[8]	3.83	3.74[9]
Expenses including reductions	0.96[8]	0.96	0.97[9]
Net investment income (loss)	0.40[8]	0.04	(0.48)[8]
Portfolio turnover (%)	16	38	7

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
14	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21[2]
Per share operating performance
Net asset value, beginning of period	$7.96	$10.68	$10.00
Net investment income (loss)[3]	0.02	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.05	(2.73)	0.69
Total from investment operations	1.07	(2.72)	0.68
Less distributions
From net investment income	(0.01)	—	—
Net asset value, end of period	$9.02	$7.96	$10.68
Total return (%)[4]	13.43[5]	(25.47)	6.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$25	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66[6]	3.72	3.64[7]
Expenses including reductions	0.85[6]	0.85	0.86[7]
Net investment income (loss)	0.50[6]	0.09	(0.37)[6]
Portfolio turnover (%)	16	38	7

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 7-21-21 (commencement of operations) to 10-31-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	15

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Environmental Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing primarily in Environmental Companies. The manager defines Environmental Companies as: (1) Companies that operate within the Safe Operating Space of the Planetary Boundaries (PB), and (2) Companies, all or a portion of whose business activities reduce stress in at least one of the boundaries in the PB framework. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
16	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$1,680,641	$1,680,641	—	—
Denmark	309,458	—	$309,458	—
Finland	407,605	—	407,605	—
France	2,114,283	—	2,114,283	—
Germany	1,156,720	—	1,156,720	—
Ireland	1,261,847	861,641	400,206	—
Israel	600,680	600,680	—	—
Japan	1,659,907	—	1,659,907	—
Netherlands	706,327	—	706,327	—
Sweden	648,546	—	648,546	—
Switzerland	906,104	—	906,104	—
United States	15,794,413	15,794,413	—	—
Total investments in securities	$27,246,531	$18,937,375	$8,309,156	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	17

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $2,065.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
18	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $511,327 and a long-term capital loss carryforward of $87,642 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate net assets; (b) 0.815% of the next $250 million of the fund’s aggregate net assets; (c) 0.790% of the next $500 million of the fund’s aggregate net assets; (d) 0.750% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.730% of the fund’s aggregate net assets in excess of $2 billion. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	19

0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, John Hancock Global Thematic Opportunities Fund (a series of John Hancock Investment Trust), Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.)(Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$945
Class C	175
Class I	394
Class	Expense reduction
Class R6	$108,938
Total	$110,452

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.01% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
20	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $548 for the six months ended April 30, 2023. Of this amount, $101 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $447 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$294	$136
Class C	216	24
Class I	—	56
Class R6	—	1,372
Total	$510	$1,588
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	21

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,715	$93,812	57,826	$590,298
Repurchased	(8,717)	(75,998)	(39,834)	(387,381)
Net increase	1,998	$17,814	17,992	$202,917
Class C shares
Sold	—	—	184	$2,001
Repurchased	—	—	(7,216)	(59,558)
Net decrease	—	—	(7,032)	$(57,557)
Class I shares
Sold	—	—	6,970	$57,989
Repurchased	(6,970)	$(62,306)	—	—
Net increase (decrease)	(6,970)	$(62,306)	6,970	$57,989
Class R6 shares
Sold	—	—	2,099,578	$18,000,104
Net increase	—	—	2,099,578	$18,000,104
Total net increase (decrease)	(4,972)	$(44,492)	2,117,508	$18,203,453
Affiliates of the fund owned 20%, 100%, 100%, and 60% of shares of Class A, Class C, Class I, and Class R6, respectively, on April 30, 2023. As of April 30, 2023, one shareholder held approximately 39% of the fund. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,552,168 and $4,288,079, respectively, for the six months ended April 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
22	JOHN HANCOCK Global Environmental Opportunities Fund | SEMIANNUAL REPORT

Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
SEMIANNUAL REPORT | JOHN HANCOCK Global Environmental Opportunities Fund	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Environmental Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers
Luciano Diana
Yi Du
Gabriel Micheli, CFA
Katie Self1
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective March 1, 2023, Katie Self was added as a portfolio manager of the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Environmental Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879788	482SA 4/23
6/2023

Semiannual report
John Hancock
Global Thematic Opportunities Fund
International equity
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Thematic Opportunities Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
13	Financial highlights
18	Notes to financial statements
27	Statement regarding liquidity risk management
29	More information
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Visa, Inc., Class A	4.0
UnitedHealth Group, Inc.	3.9
Thermo Fisher Scientific, Inc.	3.7
Schneider Electric SE	2.7
Allegion PLC	2.6
Novo Nordisk A/S, B Shares	2.6
Microsoft Corp.	2.5
NextEra Energy, Inc.	2.5
Boston Scientific Corp.	2.5
ASML Holding NV	2.3
TOTAL	29.3
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
United States	60.0
France	6.3
Netherlands	4.8
Switzerland	4.7
United Kingdom	3.5
China	2.8
Ireland	2.6
Denmark	2.6
Germany	2.3
Taiwan	2.2
TOTAL	91.8
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,128.80	$6.28	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,123.50	10.21	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,130.20	4.96	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,130.10	4.49	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,130.10	4.44	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 97.1%		$256,815,016
(Cost $216,457,133)
Canada 0.5%		1,448,710
Xenon Pharmaceuticals, Inc. (A)	35,966	1,448,710
China 2.8%		7,485,320
Baidu, Inc., Class A (A)	242,936	3,656,651
Tencent Holdings, Ltd.	86,200	3,828,669
Denmark 2.6%		6,779,944
Novo Nordisk A/S, B Shares	40,756	6,779,944
France 6.3%		16,741,824
EssilorLuxottica SA	20,383	4,035,442
Hermes International	2,603	5,651,332
Schneider Electric SE	40,455	7,055,050
Germany 2.3%		6,044,421
Siemens AG	36,670	6,044,421
Indonesia 1.1%		2,891,820
Bank Rakyat Indonesia Persero Tbk PT	8,298,400	2,891,820
Ireland 2.6%		6,821,256
Allegion PLC	61,742	6,821,256
Japan 2.0%		5,276,588
Persol Holdings Company, Ltd.	168,900	3,482,619
Shimano, Inc.	11,600	1,793,969
Netherlands 4.8%		12,582,951
Argenx SE, ADR (A)	3,959	1,535,617
ASML Holding NV	9,531	6,048,516
NXP Semiconductors NV	30,529	4,998,818
Singapore 1.0%		2,648,908
DBS Group Holdings, Ltd.	107,200	2,648,908
Sweden 0.7%		1,819,565
Hexagon AB, B Shares	158,918	1,819,565
Switzerland 4.7%		12,520,110
Garmin, Ltd.	31,989	3,140,360
Givaudan SA	1,183	4,138,096
Roche Holding AG	16,739	5,241,654
Taiwan 2.2%		5,771,262
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	68,461	5,771,262
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	7

	Shares	Value
United Kingdom 3.5%		$9,180,152
Capri Holdings, Ltd. (A)	98,332	4,080,778
Ferguson PLC	36,212	5,099,374
United States 60.0%		158,802,185
Applied Materials, Inc.	33,815	3,822,109
ASGN, Inc. (A)	38,097	2,727,364
Boston Scientific Corp. (A)	126,929	6,615,539
Comcast Corp., Class A	116,006	4,799,168
Cytokinetics, Inc. (A)	36,360	1,359,864
Deere & Company	10,798	4,081,860
Enphase Energy, Inc. (A)	13,394	2,199,295
Fidelity National Financial, Inc.	134,904	4,787,743
Fidelity National Information Services, Inc.	68,434	4,018,444
Fortinet, Inc. (A)	58,845	3,710,177
IDEX Corp.	18,662	3,850,344
IDEXX Laboratories, Inc. (A)	7,905	3,890,525
KLA Corp.	13,885	5,367,108
Korn Ferry	55,209	2,651,136
Marriott International, Inc., Class A	32,388	5,484,584
Microsoft Corp.	21,789	6,694,888
Moderna, Inc. (A)	8,267	1,098,602
NextEra Energy, Inc.	87,132	6,676,925
ON Semiconductor Corp. (A)	50,964	3,667,369
Pool Corp.	8,485	2,980,950
Quest Diagnostics, Inc.	36,221	5,027,837
Republic Services, Inc.	39,989	5,783,209
Roper Technologies, Inc.	11,961	5,439,624
Salesforce, Inc. (A)	29,956	5,942,372
Synopsys, Inc. (A)	14,771	5,484,768
The Estee Lauder Companies, Inc., Class A	13,082	3,227,591
The Toro Company	55,676	5,804,780
Thermo Fisher Scientific, Inc.	17,749	9,848,920
TopBuild Corp. (A)	23,422	5,281,193
UnitedHealth Group, Inc.	20,878	10,273,855
Visa, Inc., Class A	45,261	10,533,595
Zebra Technologies Corp., Class A (A)	19,687	5,670,447

Total investments (Cost $216,457,133) 97.1%	$256,815,016
Other assets and liabilities, net 2.9%	7,724,711
Total net assets 100.0%	$264,539,727

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
8	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $218,232,182. Net unrealized appreciation aggregated to $38,582,834, of which $45,844,378 related to gross unrealized appreciation and $7,261,544 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $216,457,133)	$256,815,016
Cash	8,490,301
Foreign currency, at value (Cost $132,431)	132,957
Dividends and interest receivable	389,322
Receivable for investments sold	2,054,442
Receivable from affiliates	1,262
Other assets	78,061
Total assets	267,961,361
Liabilities
Payable for investments purchased	3,344,571
Payable to affiliates
Accounting and legal services fees	14,740
Transfer agent fees	229
Trustees’ fees	307
Other liabilities and accrued expenses	61,787
Total liabilities	3,421,634
Net assets	$264,539,727
Net assets consist of
Paid-in capital	$230,173,272
Total distributable earnings (loss)	34,366,455
Net assets	$264,539,727

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,715,680 ÷ 153,120 shares)[1]	$11.20
Class C ($110,777 ÷ 10,145 shares)[1]	$10.92
Class I ($688,174 ÷ 61,198 shares)	$11.25
Class R6 ($111,704 ÷ 9,928 shares)	$11.25
Class NAV ($261,913,392 ÷ 23,268,254 shares)	$11.26
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.79

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$1,784,253
Interest	50,976
Non-cash dividends	271,134
Securities lending	573
Less foreign taxes withheld	(88,570)
Total investment income	2,018,366
Expenses
Investment management fees	1,119,320
Distribution and service fees	2,589
Accounting and legal services fees	25,819
Transfer agent fees	1,410
Trustees’ fees	3,582
Custodian fees	64,968
State registration fees	29,270
Printing and postage	10,334
Professional fees	31,435
Other	17,857
Total expenses	1,306,584
Less expense reductions	(150,546)
Net expenses	1,156,038
Net investment income	862,328
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,856,606
Affiliated investments	(1,299)
1,855,307
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	31,188,272
31,188,272
Net realized and unrealized gain	33,043,579
Increase in net assets from operations	$33,905,907
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$862,328	$925,777
Net realized gain (loss)	1,855,307	(7,552,078)
Change in net unrealized appreciation (depreciation)	31,188,272	(99,477,606)
Increase (decrease) in net assets resulting from operations	33,905,907	(106,103,907)
Distributions to shareholders
From earnings
Class A	(1,327)	(131,664)
Class C	—	(103,698)
Class I	(2,650)	(43,187)
Class R6	(455)	(11,783)
Class NAV	(1,352,326)	(36,666,879)
Total distributions	(1,356,758)	(36,957,211)
From fund share transactions	(51,963,314)	26,177,739
Total decrease	(19,414,165)	(116,883,379)
Net assets
Beginning of period	283,953,892	400,837,271
End of period	$264,539,727	$283,953,892
12	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.94	$15.23	$12.56	$12.04	$10.00
Net investment income (loss)[3]	0.01	(0.01)	(0.03)	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.26	(3.85)	3.49	0.92	2.00
Total from investment operations	1.27	(3.86)	3.46	0.98	2.04
Less distributions
From net investment income	(0.01)	—	(0.05)	(0.06)	—
From net realized gain	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.01)	(1.43)	(0.79)	(0.46)	—
Net asset value, end of period	$11.20	$9.94	$15.23	$12.56	$12.04
Total return (%)[4,5]	12.88[6]	(27.96)	28.39	8.30	20.40[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[7]	1.26	1.28	1.33	1.37[7]
Expenses including reductions	1.19[7]	1.19	1.19	1.19	1.19[7]
Net investment income (loss)	0.28[7]	(0.05)	(0.20)	0.48	0.39[7]
Portfolio turnover (%)	36	48	43	58	59

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	13

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.72	$15.03	$12.44	$11.96	$10.00
Net investment loss[3]	(0.03)	(0.10)	(0.15)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	1.23	(3.78)	3.48	0.91	1.99
Total from investment operations	1.20	(3.88)	3.33	0.88	1.96
Less distributions
From net realized gain	—	(1.43)	(0.74)	(0.40)	—
Net asset value, end of period	$10.92	$9.72	$15.03	$12.44	$11.96
Total return (%)[4,5]	12.35[6]	(28.51)	27.48	7.50	19.60[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[8]	2.01	2.03	2.08	2.12[8]
Expenses including reductions	1.94[8]	1.94	1.94	1.94	1.94[8]
Net investment loss	(0.56)[8]	(0.77)	(1.01)	(0.22)	(0.30)[8]
Portfolio turnover (%)	36	48	43	58	59

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
14	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$9.99	$15.27	$12.59	$12.07	$10.00
Net investment income (loss)[3]	0.03	0.03	(0.01)	0.08	0.07
Net realized and unrealized gain (loss) on investments	1.27	(3.88)	3.51	0.93	2.00
Total from investment operations	1.30	(3.85)	3.50	1.01	2.07
Less distributions
From net investment income	(0.04)	—[4]	(0.08)	(0.09)	—
From net realized gain	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.04)	(1.43)	(0.82)	(0.49)	—
Net asset value, end of period	$11.25	$9.99	$15.27	$12.59	$12.07
Total return (%)[5]	13.02[6]	(27.83)	28.77	8.53	20.70[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07[8]	1.01	1.03	1.08	1.12[8]
Expenses including reductions	0.94[8]	0.94	0.93	0.94	0.94[8]
Net investment income (loss)	0.52[8]	0.28	(0.07)	0.69	0.73[8]
Portfolio turnover (%)	36	48	43	58	59

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the period.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	15

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.00	$15.29	$12.60	$12.07	$10.00
Net investment income[3]	0.03	0.03	0.02	0.09	0.08
Net realized and unrealized gain (loss) on investments	1.27	(3.87)	3.51	0.94	1.99
Total from investment operations	1.30	(3.84)	3.53	1.03	2.07
Less distributions
From net investment income	(0.05)	(0.02)	(0.10)	(0.10)	—
From net realized gain	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.05)	(1.45)	(0.84)	(0.50)	—
Net asset value, end of period	$11.25	$10.00	$15.29	$12.60	$12.07
Total return (%)[4]	13.01[5]	(27.75)	28.85	8.70	20.70[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.90	0.93	0.97	1.01[7]
Expenses including reductions	0.85[7]	0.85	0.85	0.85	0.85[7]
Net investment income	0.61[7]	0.28	0.16	0.79	0.82[7]
Portfolio turnover (%)	36	48	43	58	59

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
16	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$10.01	$15.29	$12.60	$12.08	$10.00
Net investment income[3]	0.03	0.03	0.03	0.09	0.09
Net realized and unrealized gain (loss) on investments	1.27	(3.86)	3.49	0.93	1.99
Total from investment operations	1.30	(3.83)	3.52	1.02	2.08
Less distributions
From net investment income	(0.05)	(0.02)	(0.09)	(0.10)	—
From net realized gain	—	(1.43)	(0.74)	(0.40)	—
Total distributions	(0.05)	(1.45)	(0.83)	(0.50)	—
Net asset value, end of period	$11.26	$10.01	$15.29	$12.60	$12.08
Total return (%)[4]	13.01[5]	(27.67)	28.86	8.62	20.80[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$262	$282	$398	$332	$362
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95[6]	0.89	0.92	0.96	1.00[6]
Expenses including reductions	0.84[6]	0.84	0.84	0.84	0.84[6]
Net investment income	0.63[6]	0.28	0.18	0.78	0.88[6]
Portfolio turnover (%)	36	48	43	58	59

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 12-14-18 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	17

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Thematic Opportunities Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek growth through capital appreciation by investing mainly in equities of companies that may benefit from global long-term market themes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
18	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$1,448,710	$1,448,710	—	—
China	7,485,320	—	$7,485,320	—
Denmark	6,779,944	—	6,779,944	—
France	16,741,824	—	16,741,824	—
Germany	6,044,421	—	6,044,421	—
Indonesia	2,891,820	—	2,891,820	—
Ireland	6,821,256	6,821,256	—	—
Japan	5,276,588	—	5,276,588	—
Netherlands	12,582,951	6,534,435	6,048,516	—
Singapore	2,648,908	—	2,648,908	—
Sweden	1,819,565	—	1,819,565	—
Switzerland	12,520,110	3,140,360	9,379,750	—
Taiwan	5,771,262	5,771,262	—	—
United Kingdom	9,180,152	9,180,152	—	—
United States	158,802,185	158,802,185	—	—
Total investments in securities	$256,815,016	$191,698,360	$65,116,656	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	19

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2023, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
20	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $2,471.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $6,286,913 and a long-term capital loss carryforward of $63,976 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	21

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.840% of the first $250 million of the fund’s aggregate average daily net assets; (b) 0.815% of the next $250 million of the fund’s aggregate average daily net assets and (c) 0.790% of the next $500 million of the fund’s aggregate average daily net assets. When aggregate net assets exceed $1 billion, but are less than or equal to $2 billion, the advisory fee rate is 0.750% on all net assets of the fund. When aggregate net assets exceed $2 billion, the advisory fee rate is 0.730% on all net assets of the fund. Aggregate net assets include the net assets of the fund, Manulife Global Thematic Opportunities Fund (a Canadian mutual fund trust), and Manulife Global Thematic Opportunities Class (a class of mutual fund shares of Manulife Investment Exchange Funds Corp.) (Canadian Class), excluding the Canadian Class invested in the Manulife Global Thematic Opportunities Fund. The Advisor has a subadvisory agreement with Pictet Asset Management SA. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets, and expenses of Class A, Class C, and Class I shares exceed 1.19%, 1.94%, and 0.94%, respectively, of average daily net assets attributable to the class. Expenses of the fund means all expenses of the fund excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. Expenses of Class A, Class C, and Class I shares means all expenses of the fund attributable to the applicable class plus class-specific expenses. Each agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
22	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,000
Class C	75
Class I	461
Class	Expense reduction
Class R6	$56
Class NAV	148,954
Total	$150,546

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.71% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $666 for the six months ended April 30, 2023. Of this amount, $104 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $562 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $72 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	23

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,002	$921
Class C	587	68
Class I	—	416
Class R6	—	5
Total	$2,589	$1,410
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$7,625,000	8	3.305%	$(5,600)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,832	$191,407	75,058	$938,289
Distributions reinvested	127	1,327	9,555	131,664
Repurchased	(10,930)	(116,169)	(28,381)	(321,370)
Net increase	7,029	$76,565	56,232	$748,583
Class C shares
Sold	5,891	$60,099	756	$9,000
Distributions reinvested	—	—	7,647	103,698
Repurchased	(7,060)	(75,991)	(69,896)	(730,451)
Net decrease	(1,169)	$(15,892)	(61,493)	$(617,753)
24	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class I shares
Sold	4,381	$46,954	94,883	$1,241,022
Distributions reinvested	254	2,650	2,606	36,015
Repurchased	(11,590)	(127,609)	(58,803)	(694,777)
Net increase (decrease)	(6,955)	$(78,005)	38,686	$582,260
Class R6 shares
Sold	547	$6,000	1,018	$12,000
Distributions reinvested	21	217	329	4,546
Net increase	568	$6,217	1,347	$16,546
Class NAV shares
Sold	4,562	$48,615	787,385	$8,271,517
Distributions reinvested	129,285	1,352,326	2,651,257	36,666,879
Repurchased	(5,011,054)	(53,353,140)	(1,302,750)	(19,490,293)
Net increase (decrease)	(4,877,207)	$(51,952,199)	2,135,892	$25,448,103
Total net increase (decrease)	(4,877,734)	$(51,963,314)	2,170,664	$26,177,739
Affiliates of the fund owned 50% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $98,162,616 and $146,430,149, respectively, for the six months ended April 30, 2023.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 99.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	51.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	24.1%
SEMIANNUAL REPORT | JOHN HANCOCK Global Thematic Opportunities Fund	25

Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	23.7%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$4,649,999	$(4,648,700)	$(1,299)	—	$573	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
26	JOHN HANCOCK Global Thematic Opportunities Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Global Thematic Opportunities Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Pictet Asset Management SA (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	27

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
28	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Pictet Asset Management SA
Portfolio Managers
Hans Peter Portner, CFA
Gertjan van der Geer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	29

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Thematic Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879797	471SA 4/23
6/2023

Semiannual report
John Hancock
Infrastructure Fund
Alternative
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Infrastructure Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
9	Financial statements
12	Financial highlights
17	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Vinci SA	4.6
Engie SA	4.0
Nippon Telegraph & Telephone Corp.	3.7
National Grid PLC	3.7
The AES Corp.	3.6
Sempra Energy	3.6
Edison International	3.5
KDDI Corp.	3.4
Iberdrola SA	3.4
Targa Resources Corp.	3.4
TOTAL	36.9
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
United States	42.5
Canada	10.1
France	8.6
China	7.6
Japan	7.1
Spain	6.6
United Kingdom	3.7
Italy	3.1
Germany	3.1
South Korea	3.1
TOTAL	95.5
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,099.90	$6.51	1.25%
	Hypothetical example	1,000.00	1,018.60	6.26	1.25%
Class C	Actual expenses/actual returns	1,000.00	1,095.60	10.13	1.95%
	Hypothetical example	1,000.00	1,015.10	9.74	1.95%
Class I	Actual expenses/actual returns	1,000.00	1,100.60	4.95	0.95%
	Hypothetical example	1,000.00	1,020.10	4.76	0.95%
Class R6	Actual expenses/actual returns	1,000.00	1,101.80	4.43	0.85%
	Hypothetical example	1,000.00	1,020.60	4.26	0.85%
Class NAV	Actual expenses/actual returns	1,000.00	1,101.00	4.38	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 97.6%		$729,786,214
(Cost $656,226,032)
Brazil 2.1%		15,456,204
Cia de Saneamento Basico do Estado de Sao Paulo	1,671,200	15,456,204
Canada 10.1%		75,854,534
Canadian National Railway Company	210,475	25,088,912
Enbridge, Inc.	561,191	22,313,436
Pembina Pipeline Corp.	516,083	16,988,819
TC Energy Corp.	275,815	11,463,367
China 7.6%		56,547,709
China Longyuan Power Group Corp., Ltd., H Shares	19,026,068	19,967,193
ENN Energy Holdings, Ltd.	1,085,200	14,879,834
Shanghai International Airport Company, Ltd., Class A (A)	2,794,300	21,700,682
France 8.6%		64,005,962
Engie SA (B)	1,851,051	29,624,752
Vinci SA	277,960	34,381,210
Germany 3.1%		23,253,043
RWE AG	495,946	23,253,043
Italy 3.1%		23,515,345
Enel SpA	3,441,884	23,515,345
Japan 7.1%		53,458,267
KDDI Corp.	819,200	25,573,893
Nippon Telegraph & Telephone Corp.	913,823	27,884,374
South Korea 3.1%		22,961,985
SK Telecom Company, Ltd.	644,393	22,961,985
Spain 6.6%		49,626,913
Cellnex Telecom SA (A)(C)	573,467	24,145,252
Iberdrola SA (B)	1,966,466	25,481,661
United Kingdom 3.7%		27,767,471
National Grid PLC	1,936,645	27,767,471
United States 42.5%		317,338,781
American Electric Power Company, Inc.	265,373	24,525,773
American Tower Corp.	103,898	21,235,712
Atmos Energy Corp.	203,734	23,254,199
Berkshire Hathaway, Inc., Class B (A)	73,518	24,154,339
Constellation Energy Corp.	183,725	14,220,315
Duke Energy Corp.	224,043	22,153,372
Edison International	352,674	25,956,806
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	7

	Shares	Value
United States (continued)
Exelon Corp.	593,005	$25,167,132
FirstEnergy Corp.	531,962	21,172,088
Ormat Technologies, Inc.	39,987	3,431,284
Public Service Enterprise Group, Inc.	177,763	11,234,622
Sempra Energy	172,792	26,867,428
Sun Communities, Inc.	155,016	21,536,373
Targa Resources Corp.	337,071	25,458,973
The AES Corp.	1,139,914	26,970,365

	Yield (%)	Shares	Value
Short-term investments 5.3%			$39,656,994
(Cost $39,658,071)
Short-term funds 3.6%			26,656,994
John Hancock Collateral Trust (D)	4.9058(E)	2,666,473	26,656,994

	Par value^	Value
Repurchase agreement 1.7%		13,000,000

Royal Bank of Scotland Tri-Party Repurchase Agreement dated 4-28-23 at 4.760% to be repurchased at $13,005,157 on 5-1-23, collateralized by $18,112,900 U.S. Treasury Bonds, 1.250% - 5.000% due 5-15-37 to 5-15-50 (valued at $13,260,044)	13,000,000	13,000,000

Total investments (Cost $695,884,103) 102.9%	$769,443,208
Other assets and liabilities, net (2.9%)	(22,045,479)
Total net assets 100.0%	$747,397,729

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 4-30-23.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $702,030,812. Net unrealized appreciation aggregated to $67,412,396, of which $88,250,293 related to gross unrealized appreciation and $20,837,897 related to gross unrealized depreciation.
8	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $669,226,032) including $25,379,859 of securities loaned	$742,786,214
Affiliated investments, at value (Cost $26,658,071)	26,656,994
Total investments, at value (Cost $695,884,103)	769,443,208
Cash	68,337
Foreign currency, at value (Cost $1,266,926)	1,265,816
Dividends and interest receivable	4,223,699
Receivable for fund shares sold	436,949
Receivable for securities lending income	4,603
Other assets	148,824
Total assets	775,591,436
Liabilities
Payable for investments purchased	1,648
Payable for fund shares repurchased	1,361,928
Payable upon return of securities loaned	26,658,081
Payable to affiliates
Accounting and legal services fees	43,537
Transfer agent fees	50,667
Trustees’ fees	484
Other liabilities and accrued expenses	77,362
Total liabilities	28,193,707
Net assets	$747,397,729
Net assets consist of
Paid-in capital	$727,075,795
Total distributable earnings (loss)	20,321,934
Net assets	$747,397,729

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($70,355,187 ÷ 5,331,177 shares)[1]	$13.20
Class C ($10,898,989 ÷ 837,698 shares)[1]	$13.01
Class I ($466,911,370 ÷ 35,347,412 shares)	$13.21
Class R6 ($120,078,128 ÷ 9,070,870 shares)	$13.24
Class NAV ($79,154,055 ÷ 5,980,842 shares)	$13.23
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.89

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	9

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$13,862,715
Interest	278,604
Securities lending	35,071
Less foreign taxes withheld	(1,235,751)
Total investment income	12,940,639
Expenses
Investment management fees	2,813,927
Distribution and service fees	157,588
Accounting and legal services fees	70,293
Transfer agent fees	317,504
Trustees’ fees	9,615
Custodian fees	90,554
State registration fees	46,672
Printing and postage	26,578
Professional fees	34,275
Other	20,737
Total expenses	3,587,743
Less expense reductions	(26,434)
Net expenses	3,561,309
Net investment income	9,379,330
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,113,043)
Affiliated investments	(644)
(4,113,687)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	65,219,445
Affiliated investments	(1,077)
65,218,368
Net realized and unrealized gain	61,104,681
Increase in net assets from operations	$70,484,011
10	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$9,379,330	$13,980,013
Net realized loss	(4,113,687)	(39,505,523)
Change in net unrealized appreciation (depreciation)	65,218,368	(86,530,271)
Increase (decrease) in net assets resulting from operations	70,484,011	(112,055,781)
Distributions to shareholders
From earnings
Class A	(387,442)	(4,213,098)
Class C	(32,570)	(702,758)
Class I	(3,320,670)	(30,962,148)
Class R6	(866,081)	(7,153,988)
Class NAV	(599,243)	(5,360,320)
Total distributions	(5,206,006)	(48,392,312)
From fund share transactions	(26,218,320)	172,112,111
Total increase	39,059,685	11,664,018
Net assets
Beginning of period	708,338,044	696,674,026
End of period	$747,397,729	$708,338,044
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	11

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.07	$15.03	$11.99	$13.39	$11.60	$12.20
Net investment income[2]	0.14	0.22	0.19	0.19	0.21	0.20
Net realized and unrealized gain (loss) on investments	1.06	(2.27)	3.11	(1.00)	2.02	(0.58)
Total from investment operations	1.20	(2.05)	3.30	(0.81)	2.23	(0.38)
Less distributions
From net investment income	(0.07)	(0.42)	(0.20)	(0.19)	(0.20)	(0.18)
From net realized gain	—	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)
Total distributions	(0.07)	(0.91)	(0.26)	(0.59)	(0.44)	(0.22)
Net asset value, end of period	$13.20	$12.07	$15.03	$11.99	$13.39	$11.60
Total return (%)[3,4]	9.99[5]	(14.26)	27.67	(6.23)	19.69	(3.20)
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$64	$63	$33	$24	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[6]	1.25	1.29	1.32	1.35	1.46
Expenses including reductions	1.25[6]	1.25	1.28	1.31	1.31	1.36
Net investment income	2.27[6]	1.63	1.35	1.55	1.66	1.65
Portfolio turnover (%)	5	33	27	34	26	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
12	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.91	$14.85	$11.86	$13.26	$11.50	$12.11
Net investment income[2]	0.10	0.13	0.09	0.11	0.12	0.11
Net realized and unrealized gain (loss) on investments	1.04	(2.24)	3.07	(1.00)	2.01	(0.58)
Total from investment operations	1.14	(2.11)	3.16	(0.89)	2.13	(0.47)
Less distributions
From net investment income	(0.04)	(0.34)	(0.11)	(0.11)	(0.13)	(0.10)
From net realized gain	—	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)
Total distributions	(0.04)	(0.83)	(0.17)	(0.51)	(0.37)	(0.14)
Net asset value, end of period	$13.01	$11.91	$14.85	$11.86	$13.26	$11.50
Total return (%)[3,4]	9.56[5]	(14.85)	26.81	(6.92)	18.93	(3.90)
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$11	$12	$6	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96[6]	1.95	1.99	2.02	2.05	2.16
Expenses including reductions	1.95[6]	1.95	1.98	2.01	2.01	2.06
Net investment income	1.55[6]	0.99	0.66	0.89	0.94	0.91
Portfolio turnover (%)	5	33	27	34	26	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	13

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.09	$15.05	$12.00	$13.41	$11.61	$12.21
Net investment income[2]	0.16	0.26	0.24	0.23	0.26	0.28
Net realized and unrealized gain (loss) on investments	1.05	(2.27)	3.11	(1.01)	2.02	(0.63)
Total from investment operations	1.21	(2.01)	3.35	(0.78)	2.28	(0.35)
Less distributions
From net investment income	(0.09)	(0.46)	(0.24)	(0.23)	(0.24)	(0.21)
From net realized gain	—	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)
Total distributions	(0.09)	(0.95)	(0.30)	(0.63)	(0.48)	(0.25)
Net asset value, end of period	$13.21	$12.09	$15.05	$12.00	$13.41	$11.61
Total return (%)[3]	10.06[4]	(13.96)	28.12	(5.99)	20.13	(2.89)
Ratios and supplemental data
Net assets, end of period (in millions)	$467	$445	$463	$246	$213	$61
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[5]	0.95	0.99	1.02	1.05	1.18
Expenses including reductions	0.95[5]	0.95	0.98	1.00	1.00	1.02
Net investment income	2.56[5]	1.93	1.67	1.85	2.08	2.38
Portfolio turnover (%)	5	33	27	34	26	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
14	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.11	$15.08	$12.02	$13.43	$11.63	$12.23
Net investment income[2]	0.17	0.23	0.25	0.25	0.27	0.24
Net realized and unrealized gain (loss) on investments	1.06	(2.23)	3.12	(1.02)	2.02	(0.58)
Total from investment operations	1.23	(2.00)	3.37	(0.77)	2.29	(0.34)
Less distributions
From net investment income	(0.10)	(0.48)	(0.25)	(0.24)	(0.25)	(0.22)
From net realized gain	—	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)
Total distributions	(0.10)	(0.97)	(0.31)	(0.64)	(0.49)	(0.26)
Net asset value, end of period	$13.24	$12.11	$15.08	$12.02	$13.43	$11.63
Total return (%)[3]	10.18[4]	(13.91)	28.28	(5.88)	20.18	(2.81)
Ratios and supplemental data
Net assets, end of period (in millions)	$120	$112	$77	$53	$50	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.85	0.88	0.91	0.94	1.07
Expenses including reductions	0.85[5]	0.84	0.87	0.90	0.92	0.97
Net investment income	2.69[5]	1.68	1.75	1.97	2.11	2.01
Portfolio turnover (%)	5	33	27	34	26	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	15

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$12.11	$15.08	$12.02	$13.43	$11.63	$12.23
Net investment income[2]	0.17	0.29	0.25	0.24	0.26	0.24
Net realized and unrealized gain (loss) on investments	1.05	(2.29)	3.12	(1.01)	2.03	(0.58)
Total from investment operations	1.22	(2.00)	3.37	(0.77)	2.29	(0.34)
Less distributions
From net investment income	(0.10)	(0.48)	(0.25)	(0.24)	(0.25)	(0.22)
From net realized gain	—	(0.49)	(0.06)	(0.40)	(0.24)	(0.04)
Total distributions	(0.10)	(0.97)	(0.31)	(0.64)	(0.49)	(0.26)
Net asset value, end of period	$13.23	$12.11	$15.08	$12.02	$13.43	$11.63
Total return (%)[3]	10.10[4]	(13.90)	28.29	(5.87)	20.19	(2.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$79	$76	$82	$76	$84	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[5]	0.84	0.87	0.90	0.93	1.05
Expenses including reductions	0.84[5]	0.83	0.86	0.89	0.92	0.96
Net investment income	2.68[5]	2.15	1.76	1.95	2.06	2.00
Portfolio turnover (%)	5	33	27	34	26	19

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
16	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Infrastructure Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	17

close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Brazil	$15,456,204	$15,456,204	—	—
Canada	75,854,534	75,854,534	—	—
China	56,547,709	—	$56,547,709	—
France	64,005,962	—	64,005,962	—
Germany	23,253,043	—	23,253,043	—
Italy	23,515,345	—	23,515,345	—
Japan	53,458,267	—	53,458,267	—
South Korea	22,961,985	—	22,961,985	—
Spain	49,626,913	—	49,626,913	—
United Kingdom	27,767,471	—	27,767,471	—
United States	317,338,781	317,338,781	—	—
Short-term investments	39,656,994	26,656,994	13,000,000	—
Total investments in securities	$769,443,208	$435,306,513	$334,136,695	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
18	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $25,379,859 and received $26,658,081 of cash collateral.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	19

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $3,171.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
20	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $27,708,898 and a long-term capital loss carryforward of $11,870,267 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and different treatment for corporate action.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $250 million of the fund’s aggregate average daily net assets and (b) 0.750% of fund’s aggregate average daily net assets in excess of $250 million. Aggregate net assets include the net assets of the fund and the portion of the
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	21

net assets of John Hancock Diversified Real Assets Fund, a series of John Hancock Investment Trust, subadvised by Wellington Management Company LLP in the Infrastructure approach. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary make payment to Class A, Class C, Class I, Class R6 and Class NAV shares, in an amount equal to the amount by which the expenses of Class A, Class C, Class I, Class R6 and Class NAV shares, as applicable, exceed 1.31%, 2.01%, 1.00%, 0.92% and 0.92%, respectively, of the average daily net assets attributable to the class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R6 and Class NAV shares” means all expenses of the applicable class excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees paid indirectly, borrowing costs, prime brokerage fees, and short dividend expenses. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,466
Class C	392
Class I	16,625
Class	Expense reduction
Class R6	$4,159
Class NAV	2,792
Total	$26,434

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
22	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $55,964 for the six months ended April 30, 2023. Of this amount, $9,365 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $46,599 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $199 and $161 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$102,929	$39,421
Class C	54,659	6,282
Class I	—	265,943
Class R6	—	5,858
Total	$157,588	$317,504
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$11,520,000	5	3.073%	$4,917
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	673,703	$8,709,653	2,025,592	$27,709,972
Distributions reinvested	30,718	386,105	307,611	4,185,603
Repurchased	(688,265)	(8,875,586)	(1,224,810)	(16,304,441)
Net increase	16,156	$220,172	1,108,393	$15,591,134
Class C shares
Sold	58,039	$745,408	210,028	$2,892,655
Distributions reinvested	2,613	32,538	52,135	702,758
Repurchased	(129,430)	(1,642,181)	(160,827)	(2,156,310)
Net increase (decrease)	(68,778)	$(864,235)	101,336	$1,439,103
Class I shares
Sold	4,704,382	$60,755,657	16,696,562	$228,918,364
Distributions reinvested	218,741	2,746,952	1,853,883	25,181,513
Repurchased	(6,437,015)	(82,998,005)	(12,442,522)	(166,094,417)
Net increase (decrease)	(1,513,892)	$(19,495,396)	6,107,923	$88,005,460
Class R6 shares
Sold	1,709,403	$22,094,099	5,287,259	$72,480,165
Distributions reinvested	68,626	863,217	524,756	7,141,103
Repurchased	(1,938,376)	(25,032,378)	(1,668,381)	(22,490,341)
Net increase (decrease)	(160,347)	$(2,075,062)	4,143,634	$57,130,927
Class NAV shares
Sold	389,802	$5,020,752	1,550,600	$19,788,219
Distributions reinvested	47,631	599,243	393,299	5,360,320
Repurchased	(739,313)	(9,623,794)	(1,102,653)	(15,203,052)
Net increase (decrease)	(301,880)	$(4,003,799)	841,246	$9,945,487
Total net increase (decrease)	(2,028,741)	$(26,218,320)	12,302,532	$172,112,111
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $37,615,249 and $64,944,411, respectively, for the six months ended April 30, 2023.
24	JOHN HANCOCK Infrastructure Fund | SEMIANNUAL REPORT

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Utilities companies’ performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 10.6% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,666,473	—	$131,243,165	$(104,584,450)	$(644)	$(1,077)	$35,071	—	$26,656,994

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK Infrastructure Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Infrastructure Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
26	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Manager
Timothy J. Casaletto, CFA1
G. Thomas Levering
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
1 Effective March 1, 2023, Timothy J. Casaletto, CFA was added as a portfolio manager of the fund.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK INFRASTRUCTURE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Infrastructure Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879817	428SA 4/23
6/2023

Semiannual report
John Hancock
International Dynamic Growth Fund
International equity
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Dynamic Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
10	Financial statements
14	Financial highlights
19	Notes to financial statements
28	Statement regarding liquidity risk management
30	More information
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI All Country World (ACWI) ex USA Growth Index tracks the performance of growth stocks in the developed and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 5-3-19. Returns prior to this date are those of Class NAV shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
LVMH Moet Hennessy Louis Vuitton SE	5.0
Novo Nordisk A/S, B Shares	4.7
Hermes International	3.4
NVIDIA Corp.	3.3
Canadian National Railway Company	3.2
L’Oreal SA	3.2
Microsoft Corp.	3.0
Rentokil Initial PLC	2.9
BAE Systems PLC	2.7
RELX PLC	2.7
TOTAL	34.1
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

TOP 10 COUNTRIES AS OF 4/30/2023 (% of net assets)
United Kingdom	17.5
United States	12.3
France	12.2
Switzerland	7.6
Netherlands	5.9
Germany	4.9
Canada	4.9
Denmark	4.7
China	4.2
Sweden	3.9
TOTAL	78.1
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,173.60	$6.41	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	1,169.30	10.43	1.94%
	Hypothetical example	1,000.00	1,015.20	9.69	1.94%
Class I	Actual expenses/actual returns	1,000.00	1,175.10	5.07	0.94%
	Hypothetical example	1,000.00	1,020.10	4.71	0.94%
Class R6	Actual expenses/actual returns	1,000.00	1,176.10	4.53	0.84%
	Hypothetical example	1,000.00	1,020.60	4.21	0.84%
Class NAV	Actual expenses/actual returns	1,000.00	1,176.00	4.48	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 92.2%		$368,810,098
(Cost $331,058,163)
Australia 1.8%		7,362,222
Macquarie Group, Ltd.	41,616	5,076,808
Woodside Energy Group, Ltd.	100,722	2,285,414
Canada 4.9%		19,639,047
Bank of Montreal (A)	4,360	393,023
Canadian National Railway Company	107,600	12,826,069
Dollarama, Inc.	80,900	5,010,981
The Toronto-Dominion Bank	23,260	1,408,974
China 4.2%		16,848,129
Baidu, Inc., ADR (B)	6,340	764,667
Baidu, Inc., Class A (B)	188,800	2,841,801
Tencent Holdings, Ltd.	160,500	7,128,787
Trip.com Group, Ltd. (B)	114,700	4,078,151
Trip.com Group, Ltd., ADR (B)	57,300	2,034,723
Denmark 4.7%		18,628,377
Novo Nordisk A/S, B Shares	111,980	18,628,377
France 12.2%		48,745,145
Gaztransport Et Technigaz SA	18,384	1,966,014
Hermes International	6,359	13,805,924
L’Oreal SA	26,526	12,677,278
LVMH Moet Hennessy Louis Vuitton SE	20,808	20,014,902
Sartorius Stedim Biotech	1,049	281,027
Germany 4.9%		19,710,519
Bayer AG	39,144	2,583,368
Deutsche Boerse AG	25,490	4,861,181
Hensoldt AG	102,696	3,851,635
MTU Aero Engines AG	32,046	8,414,335
Hong Kong 1.4%		5,730,957
AIA Group, Ltd.	526,400	5,730,957
Ireland 1.3%		5,087,016
ICON PLC (B)	26,400	5,087,016
Israel 1.4%		5,736,549
Check Point Software Technologies, Ltd. (B)	45,042	5,736,549
Italy 0.3%		1,097,514
Davide Campari-Milano NV	85,161	1,097,514
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	7

	Shares	Value
Japan 2.9%		$11,448,671
BayCurrent Consulting, Inc.	130,500	4,536,181
Sony Group Corp.	39,000	3,528,476
Tokio Marine Holdings, Inc.	168,300	3,384,014
Mexico 1.1%		4,622,872
Grupo Aeroportuario del Centro Norte SAB de CV	421,400	4,622,872
Netherlands 5.9%		23,617,284
Adyen NV (B)(C)	2,172	3,490,095
ASML Holding NV	15,387	9,764,822
Wolters Kluwer NV	78,210	10,362,367
Singapore 1.2%		4,704,777
DBS Group Holdings, Ltd.	190,400	4,704,777
Sweden 3.9%		15,427,859
Atlas Copco AB, A Shares	273,264	3,952,525
EQT AB	156,056	3,361,160
Evolution AB (C)	60,731	8,114,174
Switzerland 7.6%		30,237,265
Alcon, Inc.	109,000	7,900,320
Novartis AG	72,061	7,371,400
STMicroelectronics NV	142,395	6,091,265
Straumann Holding AG	28,637	4,308,455
Zurich Insurance Group AG	9,415	4,565,825
Taiwan 3.1%		12,599,553
Taiwan Semiconductor Manufacturing Company, Ltd.	156,295	2,559,423
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	119,100	10,040,130
United Kingdom 17.5%		69,916,902
Ashtead Group PLC	77,535	4,470,387
AstraZeneca PLC, ADR	55,400	4,056,388
BAE Systems PLC	838,979	10,688,622
Compass Group PLC	247,191	6,521,162
Croda International PLC	26,493	2,327,670
Diageo PLC	63,074	2,877,202
London Stock Exchange Group PLC	97,519	10,238,879
RELX PLC	320,837	10,673,896
Rentokil Initial PLC	1,480,728	11,788,500
Shell PLC	204,183	6,274,196
United States 9.3%		37,259,614
Linde PLC	21,640	7,994,898
Mettler-Toledo International, Inc. (B)	2,810	4,191,115
Microsoft Corp.	38,977	11,976,073
NVIDIA Corp.	47,200	13,097,528
8	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Uruguay 2.6%		$10,389,826

MercadoLibre, Inc. (B)	8,133	10,389,826
Exchange-traded funds 3.0%		$11,808,834
(Cost $12,158,916)
iShares Core MSCI EAFE ETF	110,200	7,578,454
iShares Core MSCI Total International Stock ETF	67,000	4,230,380

	Yield (%)	Shares	Value
Short-term investments 0.1%			$554,987
(Cost $555,020)
Short-term funds 0.1%			554,987
John Hancock Collateral Trust (D)	4.9058(E)	55,515	554,987

Total investments (Cost $343,772,099) 95.3%	$381,173,919
Other assets and liabilities, net 4.7%	18,715,957
Total net assets 100.0%	$399,889,876

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 4-30-23.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $349,947,269. Net unrealized appreciation aggregated to $31,226,650, of which $39,039,981 related to gross unrealized appreciation and $7,813,331 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $343,217,079) including $528,111 of securities loaned	$380,618,932
Affiliated investments, at value (Cost $555,020)	554,987
Total investments, at value (Cost $343,772,099)	381,173,919
Cash	40,393,117
Foreign currency, at value (Cost $389,703)	389,686
Dividends and interest receivable	855,723
Receivable for fund shares sold	4,465,330
Receivable for investments sold	5,925,278
Receivable for securities lending income	939
Other assets	111,850
Total assets	433,315,842
Liabilities
Payable for investments purchased	32,738,632
Payable for fund shares repurchased	29,159
Payable upon return of securities loaned	554,976
Payable to affiliates
Investment management fees	1,005
Accounting and legal services fees	21,359
Transfer agent fees	7,909
Trustees’ fees	178
Other liabilities and accrued expenses	72,748
Total liabilities	33,425,966
Net assets	$399,889,876
Net assets consist of
Paid-in capital	$413,324,344
Total distributable earnings (loss)	(13,434,468)
Net assets	$399,889,876

10	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($14,047,241 ÷ 1,429,469 shares)[1]	$9.83
Class C ($210,001 ÷ 22,041 shares)[1]	$9.53
Class I ($80,735,443 ÷ 8,147,197 shares)	$9.91
Class R6 ($18,651,293 ÷ 1,877,898 shares)	$9.93
Class NAV ($286,245,898 ÷ 28,799,110 shares)	$9.94
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.35

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	11

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$3,166,432
Interest	63,948
Securities lending	5,601
Less foreign taxes withheld	(275,936)
Total investment income	2,960,045
Expenses
Investment management fees	1,397,043
Distribution and service fees	17,460
Accounting and legal services fees	33,787
Transfer agent fees	44,744
Trustees’ fees	4,206
Custodian fees	56,082
State registration fees	33,744
Printing and postage	10,780
Professional fees	31,257
Other	15,958
Total expenses	1,645,061
Less expense reductions	(151,118)
Net expenses	1,493,943
Net investment income	1,466,102
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(20,824,252)
Affiliated investments	6,405
(20,817,847)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	74,990,724
Affiliated investments	(33)
74,990,691
Net realized and unrealized gain	54,172,844
Increase in net assets from operations	$55,638,946
12	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income	$1,466,102	$2,184,836
Net realized loss	(20,817,847)	(29,920,486)
Change in net unrealized appreciation (depreciation)	74,990,691	(116,933,842)
Increase (decrease) in net assets resulting from operations	55,638,946	(144,669,492)
Distributions to shareholders
From earnings
Class A	(65,806)	(3,661,761)
Class C	—	(87,201)
Class I	(458,802)	(4,601,374)
Class R6	(150,535)	(22,841)
Class NAV	(2,223,274)	(64,585,936)
Total distributions	(2,898,417)	(72,959,113)
From fund share transactions	27,705,197	216,428,934
Total increase (decrease)	80,445,726	(1,199,671)
Net assets
Beginning of period	319,444,150	320,643,821
End of period	$399,889,876	$319,444,150
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	13

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$8.42	$17.37	$13.24	$10.48	$10.09
Net investment income (loss)[3]	0.02	0.03	(0.06)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	1.44	(5.03)	5.01	2.82	0.41
Total from investment operations	1.46	(5.00)	4.95	2.76	0.39
Less distributions
From net investment income	(0.05)	—	—	—[4]	—
From net realized gain	—	(3.95)	(0.82)	—	—
Total distributions	(0.05)	(3.95)	(0.82)	—	—
Net asset value, end of period	$9.83	$8.42	$17.37	$13.24	$10.48
Total return (%)[5,6]	17.36[7]	(36.14)	38.72	26.39	3.87[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$12	$15	$6	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[8]	1.29	1.29	1.32	1.33[8]
Expenses including reductions	1.19[8]	1.20	1.20	1.20	1.20[8]
Net investment income (loss)	0.53[8]	0.31	(0.35)	(0.50)	(0.31)[8]
Portfolio turnover (%)	55	94	133	135	48

[1]	Six months ended 4-30-23. Unaudited.
[2]	The inception date for Class A shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
14	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$8.15	$17.05	$13.10	$10.44	$10.09
Net investment loss[3]	(0.01)	(0.06)	(0.19)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	1.39	(4.89)	4.96	2.80	0.39
Total from investment operations	1.38	(4.95)	4.77	2.66	0.35
Less distributions
From net realized gain	—	(3.95)	(0.82)	—	—
Net asset value, end of period	$9.53	$8.15	$17.05	$13.10	$10.44
Total return (%)[4,5]	16.93[6]	(36.64)	37.71	25.48	3.47[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$1	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03[8]	2.03	2.04	2.07	2.08[8]
Expenses including reductions	1.94[8]	1.94	1.95	1.95	1.95[8]
Net investment loss	(0.23)[8]	(0.52)	(1.18)	(1.21)	(0.75)[8]
Portfolio turnover (%)	55	94	133	135	48

[1]	Six months ended 4-30-23. Unaudited.
[2]	The inception date for Class C shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	15

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$8.50	$17.46	$13.27	$10.49	$10.09
Net investment income (loss)[3]	0.04	0.07	(0.02)	—[4]	0.02
Net realized and unrealized gain (loss) on investments	1.44	(5.08)	5.03	2.80	0.38
Total from investment operations	1.48	(5.01)	5.01	2.80	0.40
Less distributions
From net investment income	(0.07)	—	—	(0.02)	—
From net realized gain	—	(3.95)	(0.82)	—	—
Total distributions	(0.07)	(3.95)	(0.82)	(0.02)	—
Net asset value, end of period	$9.91	$8.50	$17.46	$13.27	$10.49
Total return (%)[5]	17.51[6]	(35.99)	39.11	26.64	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$81	$54	$17	$9	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03[8]	1.04	1.04	1.08	1.08[8]
Expenses including reductions	0.94[8]	0.95	0.95	0.95	0.95[8]
Net investment income (loss)	0.83[8]	0.74	(0.12)	0.01	0.31[8]
Portfolio turnover (%)	55	94	133	135	48

[1]	Six months ended 4-30-23. Unaudited.
[2]	The inception date for Class I shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
16	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$8.52	$17.49	$13.28	$10.50	$10.09
Net investment income (loss)[3]	0.04	0.10	—[4]	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	1.45	(5.12)	5.03	2.82	0.39
Total from investment operations	1.49	(5.02)	5.03	2.81	0.41
Less distributions
From net investment income	(0.08)	—	—	(0.03)	—
From net realized gain	—	(3.95)	(0.82)	—	—
Total distributions	(0.08)	(3.95)	(0.82)	(0.03)	—
Net asset value, end of period	$9.93	$8.52	$17.49	$13.28	$10.50
Total return (%)[5]	17.61[6]	(35.98)	39.23	26.82	4.06[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$16	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[8]	0.93	0.93	0.96	0.98[8]
Expenses including reductions	0.84[8]	0.84	0.84	0.84	0.84[8]
Net investment income (loss)	0.88[8]	1.11	—[9]	(0.07)	0.45[8]
Portfolio turnover (%)	55	94	133	135	48

[1]	Six months ended 4-30-23. Unaudited.
[2]	The inception date for Class R6 shares is 5-3-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	17

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19[2]
Per share operating performance
Net asset value, beginning of period	$8.53	$17.50	$13.28	$10.50	$10.00
Net investment income[3]	0.04	0.07	—[4]	—[4]	0.03
Net realized and unrealized gain (loss) on investments	1.45	(5.09)	5.04	2.81	0.47
Total from investment operations	1.49	(5.02)	5.04	2.81	0.50
Less distributions
From net investment income	(0.08)	—	—	(0.03)	—
From net realized gain	—	(3.95)	(0.82)	—	—
Total distributions	(0.08)	(3.95)	(0.82)	(0.03)	—
Net asset value, end of period	$9.94	$8.53	$17.50	$13.28	$10.50
Total return (%)[5]	17.60[6]	(35.91)	39.13	26.92	5.00[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$286	$237	$288	$232	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92[7]	0.92	0.92	0.95	0.96[7]
Expenses including reductions	0.83[7]	0.83	0.83	0.83	0.83[7]
Net investment income (loss)	0.87[7]	0.67	0.01	(0.03)	0.62[7]
Portfolio turnover (%)	55	94	133	135	48

[1]	Six months ended 4-30-23. Unaudited.
[2]	Period from 4-17-19 (commencement of operations) to 10-31-19.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Dynamic Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	19

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$7,362,222	—	$7,362,222	—
Canada	19,639,047	$19,639,047	—	—
China	16,848,129	2,799,390	14,048,739	—
Denmark	18,628,377	—	18,628,377	—
France	48,745,145	—	48,745,145	—
Germany	19,710,519	—	19,710,519	—
Hong Kong	5,730,957	—	5,730,957	—
Ireland	5,087,016	5,087,016	—	—
Israel	5,736,549	5,736,549	—	—
Italy	1,097,514	—	1,097,514	—
Japan	11,448,671	—	11,448,671	—
Mexico	4,622,872	4,622,872	—	—
Netherlands	23,617,284	—	23,617,284	—
Singapore	4,704,777	—	4,704,777	—
Sweden	15,427,859	—	15,427,859	—
Switzerland	30,237,265	7,900,320	22,336,945	—
Taiwan	12,599,553	10,040,130	2,559,423	—
United Kingdom	69,916,902	4,056,388	65,860,514	—
United States	37,259,614	37,259,614	—	—
Uruguay	10,389,826	10,389,826	—	—
20	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Exchange-traded funds	$11,808,834	$11,808,834	—	—
Short-term investments	554,987	554,987	—	—
Total investments in securities	$381,173,919	$119,894,973	$261,278,946	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $528,111 and received $554,976 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	21

political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $2,501.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
22	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $24,460,184 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.810% of the first $1 billion of the fund’s average daily net assets; and (b) 0.750% of the fund’s average daily net assets in excess of $1 billion. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on all assets. The Advisor has a subadvisory agreement with Axiom Investors LLC. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	23

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.83% of average daily net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on February 28, 2024, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,778
Class C	87
Class I	27,539
Class	Expense reduction
Class R6	$7,666
Class NAV	110,048
Total	$151,118

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.72% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,872 for the six months ended April 30, 2023. Of this amount, $1,227 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,645 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $59 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
24	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$16,458	$7,565
Class C	1,002	115
Class I	—	36,178
Class R6	—	886
Total	$17,460	$44,744
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,600,000	1	5.310%	$384
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	207,234	$1,938,253	707,453	$7,772,438
Distributions reinvested	7,459	65,792	294,255	3,660,538
Repurchased	(184,533)	(1,732,408)	(460,367)	(4,729,116)
Net increase	30,160	$271,637	541,341	$6,703,860
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	25

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class C shares
Sold	7,370	$66,367	18,040	$166,364
Distributions reinvested	—	—	7,189	87,201
Repurchased	(17,335)	(151,241)	(28,715)	(397,260)
Net decrease	(9,965)	$(84,874)	(3,486)	$(143,695)
Class I shares
Sold	2,307,158	$22,228,814	7,110,912	$73,349,889
Distributions reinvested	51,480	457,654	366,936	4,601,374
Repurchased	(611,921)	(5,789,326)	(2,026,817)	(19,459,149)
Net increase	1,746,717	$16,897,142	5,451,031	$58,492,114
Class R6 shares
Sold	950	$9,139	1,859,832	$20,532,448
Distributions reinvested	16,895	150,535	260	3,273
Repurchased	(560)	(5,433)	(5,165)	(50,019)
Net increase	17,285	$154,241	1,854,927	$20,485,702
Class NAV shares
Sold	3,169,803	$31,266,687	6,458,117	$70,669,833
Distributions reinvested	249,526	2,223,274	5,138,102	64,585,936
Repurchased	(2,414,799)	(23,022,910)	(290,004)	(4,364,816)
Net increase	1,004,530	$10,467,051	11,306,215	$130,890,953
Total net increase	2,788,727	$27,705,197	19,150,028	$216,428,934
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $201,471,363 and $191,480,791, respectively, for the six months ended April 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 71.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	24.20%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	17.80%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.90%
26	JOHN HANCOCK International Dynamic Growth Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	55,515	—	$30,390,787	$(29,842,172)	$6,405	$(33)	$5,601	—	$554,987

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK International Dynamic Growth Fund	27

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock International Dynamic Growth Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Axiom Investors LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
28	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	29

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Axiom Investors LLC
Portfolio Managers
Bradley Amoils
Dean Bumbaca, CFA
Andrew Jacobson, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
30	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
Johh Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Dynamic Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879822	474SA 4/23
6/2023

Semiannual report
John Hancock
Seaport Long/Short Fund
Alternative
April 30, 2023

A message to shareholders
Dear shareholders,
The world equity markets performed well during the six months ended April 30, 2023, as stocks climbed to recapture a healthy portion of the ground they had lost over the first nine months of 2022. Investors were primarily encouraged by the shifting tone of central banks’ communications surrounding interest-rate policy. Whereas the extent and duration of rate increases appeared largely open-ended for much of last year, by late 2022 the markets had grown more confident that the U.S. Federal Reserve and other developed market central banks would soon shift to a neutral policy.
Stocks were also well supported by the fact that global economic growth—while slowing—remained in positive territory. Growth stocks performed particularly well in this environment, as the prospect of a peak in rates prompted investors to rotate back into the types of faster-growing companies that had lagged considerably for most of last year. Europe was a top performer at the regional level, as the economy held up much better than investors had anticipated in the wake of the ongoing conflict between Russia and Ukraine.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Seaport Long/Short Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
42	Financial statements
46	Financial highlights
51	Notes to financial statements
65	Statement regarding liquidity risk management
67	More information
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2023 (% of net assets)

Common stocks	76.0
Health care	20.9
Financials	18.4
Information technology	12.3
Energy	4.7
Industrials	4.4
Consumer discretionary	4.0
Communication services	3.3
Materials	2.9
Utilities	2.8
Consumer staples	2.2
Real estate	0.1
Preferred securities	0.3
Exchange-traded funds	0.2
Purchased options	0.2
Corporate bonds	0.1
Short-term investments and other	23.2
TOTAL	100.0

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
American Express Company	1.3
Vertex Pharmaceuticals, Inc.	1.1
Ares Management Corp., Class A	1.0
Amazon.com, Inc.	0.9
The Goldman Sachs Group, Inc.	0.9
NVIDIA Corp.	0.9
AIB Group PLC	0.9
Meta Platforms, Inc., Class A	0.9
The Bank of New York Mellon Corp.	0.8
Eli Lilly & Company	0.8
TOTAL	9.5
Cash and cash equivalents are not included.

SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

COUNTRY COMPOSITION AS OF 4/30/2023 (% of net assets)
United States	72.6
United Kingdom	4.1
Japan	3.3
China	2.6
Canada	2.1
Ireland	1.8
Netherlands	1.8
Switzerland	1.7
France	1.3
Germany	1.1
Other countries	7.6
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,029.90	$9.71	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class C	Actual expenses/actual returns	1,000.00	1,026.60	13.22	2.63%
	Hypothetical example	1,000.00	1,011.80	13.12	2.63%
Class I	Actual expenses/actual returns	1,000.00	1,032.30	8.21	1.63%
	Hypothetical example	1,000.00	1,016.70	8.15	1.63%
Class R6	Actual expenses/actual returns	1,000.00	1,032.10	7.71	1.53%
	Hypothetical example	1,000.00	1,017.20	7.65	1.53%
Class NAV	Actual expenses/actual returns	1,000.00	1,032.20	7.66	1.52%
	Hypothetical example	1,000.00	1,017.30	7.60	1.52%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 76.0%		$598,695,859
(Cost $553,042,683)
Communication services 3.3%		26,251,842
Entertainment 0.8%
Activision Blizzard, Inc. (A)	71,802	5,579,733
Netflix, Inc. (A)	2,308	761,478
Spotify Technology SA (A)	3,068	409,885
Interactive media and services 1.9%
Alphabet, Inc., Class A (A)	33,122	3,555,315
Alphabet, Inc., Class C (A)	9,596	1,038,479
Bumble, Inc., Class A (A)	47,534	865,594
Meta Platforms, Inc., Class A (A)	29,202	7,017,825
Pinterest, Inc., Class A (A)	25,475	585,925
Tencent Holdings, Ltd.	37,600	1,670,046
Media 0.3%
Charter Communications, Inc., Class A (A)	3,230	1,190,901
Nippon Television Holdings, Inc.	1,203	10,825
Publicis Groupe SA	10,574	864,499
Wireless telecommunication services 0.3%
Bharti Airtel, Ltd.	189,284	1,852,039
T-Mobile US, Inc. (A)	5,902	849,298
Consumer discretionary 4.0%		31,242,065
Automobiles 0.0%
XPeng, Inc., A Shares (A)	2,145	10,242
Broadline retail 2.0%
Alibaba Group Holding, Ltd. (A)	583,814	6,173,029
Amazon.com, Inc. (A)	70,597	7,444,454
Coupang, Inc. (A)	60,053	1,006,488
Etsy, Inc. (A)	4,394	443,926
MercadoLibre, Inc. (A)	737	941,510
Diversified consumer services 0.0%
Hope Education Group Company, Ltd. (A)(B)	108,374	8,321
Hotels, restaurants and leisure 0.2%
Airbnb, Inc., Class A (A)	5,345	639,636
Booking Holdings, Inc. (A)	350	940,209
Household durables 0.8%
Nikon Corp.	268,326	2,773,705
Panasonic Holdings Corp.	78,807	742,266
Skyline Champion Corp. (A)	20,199	1,498,160
Sony Group Corp.	9,800	886,642
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Consumer discretionary (continued)
Specialty retail 0.3%
Bath & Body Works, Inc.	42,529	$1,492,768
Ulta Beauty, Inc. (A)	1,806	995,883
Textiles, apparel and luxury goods 0.7%
Cie Financiere Richemont SA, A Shares	16,226	2,682,171
Crocs, Inc. (A)	7,161	885,601
Li Ning Company, Ltd.	234,500	1,677,054
Consumer staples 2.2%		17,040,628
Consumer staples distribution and retail 0.3%
BJ’s Wholesale Club Holdings, Inc. (A)	35,708	2,727,020
Food products 1.0%
Cranswick PLC	66,966	2,708,059
Nomad Foods, Ltd. (A)	253,769	4,770,857
Personal care products 0.6%
Haleon PLC	703,957	3,095,087
Shiseido Company, Ltd.	28,500	1,428,585
Tobacco 0.3%
British American Tobacco PLC	28,294	1,045,344
Imperial Brands PLC	51,130	1,265,676
Energy 4.7%		36,890,357
Energy equipment and services 0.9%
Cactus, Inc., Class A	39,900	1,615,152
Diamond Offshore Drilling, Inc. (A)	69,589	799,578
John Wood Group PLC (A)	271,020	769,013
Noble Corp. PLC (A)	22,995	884,158
ProFrac Holding Corp., Class A (A)	36,108	404,410
Schlumberger, Ltd.	20,897	1,031,267
Technip Energies NV	39,381	873,699
Vallourec SA (A)	37,414	427,389
Oil, gas and consumable fuels 3.8%
ARC Resources, Ltd.	147,223	1,828,810
Canadian Natural Resources, Ltd.	26,124	1,592,780
Cenovus Energy, Inc.	227,280	3,818,304
Cheniere Energy, Inc.	17,860	2,732,580
Chesapeake Energy Corp.	41,429	3,425,350
ConocoPhillips	8,405	864,790
Coterra Energy, Inc.	129,914	3,325,798
Diamondback Energy, Inc.	25,334	3,602,495
EOG Resources, Inc.	27,221	3,252,093
EQT Corp.	53,785	1,873,869
Phillips 66	8,590	850,410
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Shell PLC	71,005	$2,181,853
Viper Energy Partners LP	25,019	736,559
Financials 18.4%		144,850,934
Banks 6.2%
AIB Group PLC	1,659,734	7,137,813
Axis Bank, Ltd.	124,481	1,314,009
Banco Bradesco SA, ADR	829,703	2,323,168
BAWAG Group AG (A)(B)	99,956	4,875,257
Citizens Financial Group, Inc.	53,855	1,666,274
Commerzbank AG (A)	236,975	2,633,529
Concordia Financial Group, Ltd.	203,900	773,670
Erste Group Bank AG	45,470	1,653,253
FinecoBank Banca Fineco SpA	92,381	1,400,282
First Citizens BancShares, Inc., Class A	3,262	3,285,421
FNB Corp.	70,108	804,840
JPMorgan Chase & Co.	6,842	945,838
Kasikornbank PCL	41,141	151,044
KBC Group NV	75,049	5,365,133
Nordea Bank ABP	44,708	495,634
Royal Bank of Canada	20,048	1,990,373
Security Bank Corp.	7,171	11,962
The Chiba Bank, Ltd.	224,100	1,463,379
The Shiga Bank, Ltd.	68,000	1,417,500
UniCredit SpA	186,538	3,696,340
Wells Fargo & Company	143,946	5,721,854
Capital markets 5.7%
Ares Management Corp., Class A	87,895	7,698,723
Artisan Partners Asset Management, Inc., Class A	22,145	767,767
BlackRock, Inc.	1,717	1,152,450
Cboe Global Markets, Inc.	2,200	307,340
Federated Hermes, Inc.	55,964	2,316,350
Japan Exchange Group, Inc.	50,300	816,760
Julius Baer Group, Ltd.	33,188	2,378,125
KKR & Company, Inc.	46,234	2,453,638
Morgan Stanley	51,666	4,648,390
S&P Global, Inc.	5,424	1,966,634
The Bank of New York Mellon Corp.	146,313	6,231,471
The Goldman Sachs Group, Inc.	21,659	7,438,567
Tradeweb Markets, Inc., Class A	85,834	6,043,572
WisdomTree, Inc.	78,102	487,356
Consumer finance 1.3%
American Express Company	63,061	10,174,252
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Shares	Value
Financials (continued)
Financial services 3.4%
Adyen NV (A)(B)	657	$1,055,702
Apollo Global Management, Inc.	36,919	2,340,295
BFF Bank SpA (B)	126,079	1,213,277
Block, Inc. (A)	86,236	5,242,286
EXOR NV (A)	65,299	5,374,048
FleetCor Technologies, Inc. (A)	14,501	3,102,054
Global Payments, Inc.	2,146	241,876
Mastercard, Inc., Class A	8,526	3,240,136
Pagseguro Digital, Ltd., Class A (A)	77,495	762,551
PayPal Holdings, Inc. (A)	361	27,436
Visa, Inc., Class A	3,869	900,432
WEX, Inc. (A)	16,440	2,915,634
Insurance 1.8%
Admiral Group PLC	53,873	1,565,771
AIA Group, Ltd.	189,600	2,064,189
ASR Nederland NV	46,990	2,066,744
Enstar Group, Ltd. (A)(C)	3,471	835,123
Intact Financial Corp.	4,648	703,075
Muenchener Rueckversicherungs-Gesellschaft AG	1,162	436,711
Ping An Insurance Group Company of China, Ltd., H Shares	2,264	16,517
T&D Holdings, Inc.	107,900	1,321,381
Talanx AG	29,506	1,484,027
The Progressive Corp.	6,376	869,686
Trupanion, Inc. (A)	87,269	3,064,015
Health care 20.9%		164,514,694
Biotechnology 8.1%
Abcam PLC, ADR (A)	40,587	661,162
Akero Therapeutics, Inc. (A)	19,637	878,559
Alkermes PLC (A)	47,787	1,364,319
Alnylam Pharmaceuticals, Inc. (A)	13,724	2,733,821
Amoy Diagnostics Company, Ltd., Class A	138,510	563,201
Apellis Pharmaceuticals, Inc. (A)	19,119	1,595,098
Argenx SE, ADR (A)	7,422	2,878,845
Ascendis Pharma A/S, ADR (A)	22,774	1,593,269
Biogen, Inc. (A)	15,959	4,855,207
Bioxcel Therapeutics, Inc. (A)	30,150	621,693
Blueprint Medicines Corp. (A)	9,000	459,450
Celldex Therapeutics, Inc. (A)	7,106	223,413
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	44,579	871,074
CTI BioPharma Corp. (A)	15,745	76,521
Cytokinetics, Inc. (A)	71,664	2,680,234
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Denali Therapeutics, Inc. (A)	25,981	$645,368
Exact Sciences Corp. (A)	30,985	1,985,209
Genmab A/S (A)	4,711	1,936,054
Genus PLC	18,825	636,479
Geron Corp. (A)	294,938	725,547
Gilead Sciences, Inc.	26,300	2,162,123
Grifols SA (A)	14,999	154,394
Immatics NV (A)	12,578	89,933
Immunocore Holdings PLC, ADR (A)	4,512	261,922
ImmunoGen, Inc. (A)	124,640	671,810
Innovent Biologics, Inc. (A)(B)	189,000	908,725
Intellia Therapeutics, Inc. (A)	4,998	188,675
Karuna Therapeutics, Inc. (A)	13,863	2,750,974
Kymera Therapeutics, Inc. (A)	16,457	519,054
Legend Biotech Corp., ADR (A)	12,947	889,588
Merus NV (A)	53,644	1,028,892
Mirati Therapeutics, Inc. (A)	10,516	465,964
Moderna, Inc. (A)	11,710	1,556,142
Morphic Holding, Inc. (A)	2,390	112,951
Nuvalent, Inc., Class A (A)	30,127	1,066,195
Prothena Corp. PLC (A)	18,685	983,205
Regeneron Pharmaceuticals, Inc. (A)	1,995	1,599,571
Remegen Company, Ltd., H Shares (A)(B)	105,705	621,192
REVOLUTION Medicines, Inc. (A)	10,685	250,991
Rocket Pharmaceuticals, Inc. (A)	56,709	1,016,225
Roivant Sciences, Ltd. (A)	129,300	1,105,515
Sage Therapeutics, Inc. (A)	10,225	499,491
Seagen, Inc. (A)	14,395	2,879,000
Ultragenyx Pharmaceutical, Inc. (A)	2,000	87,340
United Therapeutics Corp. (A)	10,778	2,480,341
Vaxcyte, Inc. (A)	3,300	141,339
Veracyte, Inc. (A)	16,288	368,760
Vertex Pharmaceuticals, Inc. (A)	24,907	8,486,562
Xenon Pharmaceuticals, Inc. (A)	24,600	990,888
Zai Lab, Ltd. (A)	320,000	1,120,352
Zealand Pharma A/S (A)	23,530	795,784
Health care equipment and supplies 3.8%
Abbott Laboratories	27,266	3,012,075
Alcon, Inc.	24,140	1,757,786
Align Technology, Inc. (A)	2,814	901,460
AtriCure, Inc. (A)	27,564	1,212,540
Becton, Dickinson and Company	7,170	1,895,103
Boston Scientific Corp. (A)	23,060	1,201,887
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
DexCom, Inc. (A)	38,302	$4,647,565
DiaSorin SpA	14,936	1,622,239
Edwards Lifesciences Corp. (A)	16,185	1,423,956
Glaukos Corp. (A)	6,406	304,349
Hologic, Inc. (A)	23,854	2,051,683
IDEXX Laboratories, Inc. (A)	77	37,896
Inari Medical, Inc. (A)	3,806	252,795
Insulet Corp. (A)	11,513	3,661,595
Intuitive Surgical, Inc. (A)	5,816	1,751,896
Lifetech Scientific Corp. (A)	643,024	225,238
QuidelOrtho Corp. (A)	4,541	408,463
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	168,192	287,001
Shockwave Medical, Inc. (A)	4,995	1,449,349
Smith & Nephew PLC	23,828	392,441
Stryker Corp.	1,264	378,758
Teleflex, Inc.	256	69,765
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(E)	468,500	655,892
Health care providers and services 2.6%
Acadia Healthcare Company, Inc. (A)	23,102	1,670,044
Addus HomeCare Corp. (A)	11,084	906,006
agilon health, Inc. (A)	29,226	709,315
Alignment Healthcare, Inc. (A)	17,995	113,189
Amedisys, Inc. (A)	372	29,872
AmerisourceBergen Corp.	12,143	2,026,060
Centene Corp. (A)	28,514	1,965,470
Elevance Health, Inc.	1,153	540,353
Encompass Health Corp.	11,077	710,590
Hapvida Participacoes e Investimentos SA (A)(B)	1,026,930	568,252
HCA Healthcare, Inc.	5,796	1,665,365
Humana, Inc.	8,367	4,438,610
Laboratory Corp. of America Holdings	2,419	548,411
Molina Healthcare, Inc. (A)	1,308	389,640
Owens & Minor, Inc. (A)	26,756	415,788
Surgery Partners, Inc. (A)	37,911	1,503,550
UnitedHealth Group, Inc.	4,691	2,308,394
Health care technology 0.5%
Health Catalyst, Inc. (A)	30,359	382,523
Veeva Systems, Inc., Class A (A)	21,387	3,829,984
Life sciences tools and services 1.6%
Agilent Technologies, Inc.	3,583	485,246
Avantor, Inc. (A)	13,294	258,967
Danaher Corp.	12,652	2,997,385
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services (continued)
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	$22,372
ICON PLC (A)	4,166	802,747
Illumina, Inc. (A)	16,391	3,369,334
NanoString Technologies, Inc. (A)	77,052	755,110
Repligen Corp. (A)	5,227	792,570
Syneos Health, Inc. (A)	12,486	490,200
Tecan Group AG	2,305	1,004,456
Thermo Fisher Scientific, Inc.	644	357,356
Waters Corp. (A)	277	83,200
WuXi AppTec Company, Ltd., H Shares (B)	103,800	912,914
Pharmaceuticals 4.3%
Aclaris Therapeutics, Inc. (A)	86,991	773,350
Astellas Pharma, Inc.	29,541	445,022
AstraZeneca PLC	37,899	5,577,328
Bayer AG	3,831	252,832
Chugai Pharmaceutical Company, Ltd.	84,400	2,177,996
Daiichi Sankyo Company, Ltd.	59,012	2,024,973
Eisai Company, Ltd.	23,759	1,370,973
Elanco Animal Health, Inc. (A)	87,772	831,201
Eli Lilly & Company	15,699	6,214,606
GSK PLC	3,027	54,586
Hikma Pharmaceuticals PLC	25,467	589,835
Intra-Cellular Therapies, Inc. (A)	15,359	954,562
Merck & Company, Inc.	37,664	4,349,062
Nippon Shinyaku Company, Ltd.	321	14,679
Novartis AG	22,200	2,270,924
Ono Pharmaceutical Company, Ltd.	15,176	305,570
Pfizer, Inc.	2,091	81,319
UCB SA	31,666	2,943,595
Verona Pharma PLC, ADR (A)	51,031	1,069,099
Zoetis, Inc.	7,508	1,319,756
Industrials 4.4%		34,860,385
Aerospace and defense 1.0%
BWX Technologies, Inc. (C)	63,730	4,115,683
Dassault Aviation SA	8,882	1,735,700
Hensoldt AG	20,877	782,993
Rheinmetall AG	3,084	903,281
Building products 0.6%
Builders FirstSource, Inc. (A)	26,698	2,530,169
Johnson Controls International PLC	21,398	1,280,456
The AZEK Company, Inc. (A)	44,813	1,216,225
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

	Shares	Value
Industrials (continued)
Construction and engineering 0.2%
China Railway Group, Ltd., Class A	14,800	$19,884
MasTec, Inc. (A)	13,765	1,222,470
Electrical equipment 0.6%
Contemporary Amperex Technology Company, Ltd., Class A	75,931	2,540,848
Schneider Electric SE	6,267	1,092,913
Shoals Technologies Group, Inc., Class A (A)	35,614	743,976
Zhejiang HangKe Technology, Inc., Company, Class A	2,341	16,858
Ground transportation 0.9%
ALD SA (B)	270,351	3,256,883
Uber Technologies, Inc. (A)	132,601	4,117,261
Machinery 0.5%
CNH Industrial NV	85,349	1,201,017
Ebara Corp.	36,600	1,601,298
IMI PLC	24,271	486,970
The Japan Steel Works, Ltd.	31,000	563,204
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	16,760	15,693
Marine transportation 0.5%
Irish Continental Group PLC	830,872	4,286,339
Professional services 0.0%
Genpact, Ltd.	3,525	157,039
Trading companies and distributors 0.1%
Applied Industrial Technologies, Inc.	7,174	973,225
Information technology 12.3%		97,247,297
Communications equipment 0.1%
Arista Networks, Inc. (A)	5,829	933,573
Ciena Corp. (A)	5,023	231,259
Electronic equipment, instruments and components 0.4%
Flex, Ltd. (A)	60,560	1,245,719
Kyocera Corp.	31,275	1,632,328
Taiyo Yuden Company, Ltd.	507	15,524
IT services 1.4%
GoDaddy, Inc., Class A (A)	10,523	796,381
MongoDB, Inc. (A)	9,224	2,213,391
Okta, Inc. (A)	33,758	2,313,436
Shopify, Inc., Class A (A)	26,452	1,281,599
Squarespace, Inc., Class A (A)	5,285	164,364
VeriSign, Inc. (A)	20,265	4,494,777
Semiconductors and semiconductor equipment 5.0%
Advanced Micro Devices, Inc. (A)	42,200	3,771,414
ASML Holding NV, NYRS	2,530	1,611,256
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Infineon Technologies AG	17,702	$644,650
Intel Corp. (C)	69,366	2,154,508
KLA Corp.	8,330	3,219,878
Marvell Technology, Inc.	151,692	5,988,800
Nova, Ltd. (A)	18,818	1,720,906
NVIDIA Corp.	26,706	7,410,648
ON Semiconductor Corp. (A)	29,951	2,155,274
Rambus, Inc. (A)	7,242	321,110
Rohm Company, Ltd.	10,114	761,464
Sanken Electric Company, Ltd.	34,120	2,562,737
SiTime Corp. (A)	3,804	412,620
SolarEdge Technologies, Inc. (A)	9,773	2,791,462
Taiwan Semiconductor Manufacturing Company, Ltd.	149,000	2,439,963
Tokyo Electron, Ltd.	1,800	206,110
Ulvac, Inc.	26,500	1,052,008
Software 4.8%
Atlassian Corp., Class A (A)	13,102	1,934,641
Ceridian HCM Holding, Inc. (A)	49,223	3,124,676
Datadog, Inc., Class A (A)	20,422	1,376,034
DocuSign, Inc. (A)	35,746	1,767,282
Dynatrace, Inc. (A)	82,457	3,486,282
Five9, Inc. (A)	7,993	518,266
HubSpot, Inc. (A)	12,421	5,228,620
Intuit, Inc.	6,267	2,782,235
Microsoft Corp.	12,941	3,976,252
Palo Alto Networks, Inc. (A)	6,152	1,122,494
Paycom Software, Inc. (A)	3,171	920,763
Salesforce, Inc. (A)	13,249	2,628,204
ServiceNow, Inc. (A)	10,691	4,911,659
Splunk, Inc. (A)	16,164	1,393,983
Workday, Inc., Class A (A)	15,221	2,833,237
Technology hardware, storage and peripherals 0.6%
Inventec Corp.	368,000	396,941
Quanta Computer, Inc.	139,000	389,207
Samsung Electronics Company, Ltd.	65,564	3,226,017
Wiwynn Corp.	17,956	683,345
Materials 2.9%		22,638,180
Chemicals 0.6%
Cabot Corp.	12,860	922,834
Guangzhou Tinci Materials Technology Company, Ltd., Class A	2,224	13,740
Hansol Chemical Company, Ltd.	2,187	364,533
Sinoma Science & Technology Company, Ltd., Class A	576,180	1,758,778
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

	Shares	Value
Materials (continued)
Chemicals (continued)
SKC Company, Ltd.	202	$15,087
Wacker Chemie AG	7,463	1,154,165
Yunnan Energy New Material Company, Ltd., Class A	2,020	30,417
Construction materials 0.1%
Ambuja Cements, Ltd. (A)	3,615	17,601
Anhui Conch Cement Company, Ltd., H Shares	244,683	772,591
China National Building Material Company, Ltd., H Shares	22,870	17,160
Metals and mining 2.2%
Anglo American PLC	83,793	2,582,011
Barrick Gold Corp.	244,980	4,664,419
Endeavour Mining PLC	73,491	1,891,993
Fresnillo PLC	164,301	1,470,360
Glencore PLC	628,388	3,709,145
Newmont Corp.	68,636	3,253,346
Real estate 0.1%		678,820
Real estate management and development 0.1%
China Vanke Company, Ltd., H Shares	420,400	657,209
Country Garden Holdings Company, Ltd.	83,894	21,611
Utilities 2.8%		22,480,657
Electric utilities 2.3%
American Electric Power Company, Inc. (C)	39,712	3,670,183
Exelon Corp.	71,379	3,029,325
NextEra Energy, Inc.	44,298	3,394,556
PG&E Corp. (A)	342,668	5,863,049
Public Power Corp. SA (A)	232,412	2,005,620
Gas utilities 0.3%
Atmos Energy Corp.	25,399	2,899,042
Multi-utilities 0.2%

Engie SA	101,153	1,618,882
Preferred securities 0.3%		$2,686,262
(Cost $2,339,638)
Energy 0.2%		1,828,056
Oil, gas and consumable fuels 0.2%
Raizen SA	2,858,300	1,828,056
Industrials 0.1%		858,206
Construction and engineering 0.1%

Fluor Corp., 6.500%	627	858,206
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Exchange-traded funds 0.2%		$1,681,653
(Cost $1,178,518)
VanEck Gold Miners ETF	50,079	1,681,653

	Contracts/Notional amount	Value
Purchased options 0.2%		$1,736,238
(Cost $2,809,494)
Calls 0.2%		1,645,264
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 6-16-23; Strike Price: $110.00; Notional Amount: 14,400) (A)	144	47,520
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 5-5-23; Strike Price: $107.00; Notional Amount: 3,100) (A)	31	4,092
Exchange Traded Option on BILL Holdings, Inc. (Expiration Date: 5-19-23; Strike Price: $105.00; Notional Amount: 13,700) (A)	137	11,988
Exchange Traded Option on Block, Inc. (Expiration Date: 6-16-23; Strike Price: $80.00; Notional Amount: 19,300) (A)	193	9,361
Exchange Traded Option on Datadog, Inc., Class A (Expiration Date: 6-16-23; Strike Price: $85.00; Notional Amount: 14,800) (A)	148	16,502
Exchange Traded Option on Etsy, Inc. (Expiration Date: 6-16-23; Strike Price: $150.00; Notional Amount: 9,600) (A)	96	2,160
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 5-5-23; Strike Price: $324.00; Notional Amount: 8,100) (A)	81	24,462
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 6-16-23; Strike Price: $330.00; Notional Amount: 54,400) (A)	544	345,168
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 5-19-23; Strike Price: $300.00; Notional Amount: 4,300) (A)	43	19,135
Exchange Traded Option on iShares MSCI Brazil ETF (Expiration Date: 5-19-23; Strike Price: $30.00; Notional Amount: 293,300) (A)	2,933	61,593
Exchange Traded Option on Marvell Technology, Inc. (Expiration Date: 5-19-23; Strike Price: $42.50; Notional Amount: 16,600) (A)	166	8,964
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

	Contracts/Notional amount	Value
Calls (continued)
Exchange Traded Option on Sarepta Therapeutics, Inc. (Expiration Date: 6-16-23; Strike Price: $170.00; Notional Amount: 7,000) (A)	70	$33,600
Exchange Traded Option on Shopify, Inc., Class A (Expiration Date: 6-16-23; Strike Price: $50.00; Notional Amount: 29,000) (A)	290	100,050
Over the Counter Option on Alibaba Group Holding, Ltd. (Expiration Date: 6-29-23; Strike Price: HKD 105.00; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	596,225	54,132
Over the Counter Option on Contemporary Amperex Technology Company, Ltd., Class A (Expiration Date: 5-30-23; Strike Price: CNY 495.60; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	68,600	0
Over the Counter Option on Meituan, Class B (Expiration Date: 9-28-23; Strike Price: HKD 145.51; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	272,400	403,201
Over the Counter Option on Murata Manufacturing Company, Ltd. (Expiration Date: 6-8-23; Strike Price: JPY 8,833.00; Counterparty: BNP Paribas SA) (A)(F)	1,220	164
Over the Counter Option on Panasonic Holdings Corp. (Expiration Date: 7-14-23; Strike Price: JPY 1,423.86; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)	9,290	1,219
Over the Counter Option on Ping An Insurance Group Company of China, Ltd., H Shares (Expiration Date: 9-28-23; Strike Price: HKD 56.18; Counterparty: BNP Paribas SA) (A)(F)	890,980	497,311
Over the Counter Option on Samsung Electronics Company, Ltd. (Expiration Date: 5-11-23; Strike Price: KRW 64,612.83; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	2,140	2,500
Over the Counter Option on Sinoma Science & Technology Company, Ltd., Class A (Expiration Date: 5-30-23; Strike Price: CNY 26.91; Counterparty: Morgan Stanley & Company International PLC) (A)(F)	13,600	34
Over the Counter Option on TDK Corp. (Expiration Date: 6-8-23; Strike Price: JPY 5,192.00; Counterparty: BNP Paribas SA) (A)(F)	1,650	323
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Contracts/Notional amount	Value
Calls (continued)
Over the Counter Option on XPeng, Inc., A Shares (Expiration Date: 6-29-23; Strike Price: HKD 45.43; Counterparty: BNP Paribas SA) (A)(F)	7,932	$1,785
Puts 0.0%		90,974
Exchange Traded Option on Advanced Micro Devices, Inc. (Expiration Date: 5-5-23; Strike Price: $85.00; Notional Amount: 30,000) (A)	300	44,850
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 5-5-23; Strike Price: $390.00; Notional Amount: 3,200) (A)	32	21,865
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 5-19-23; Strike Price: $405.00; Notional Amount: 3,100) (A)	31	21,390
Over the Counter Option on S&P 500 E-Mini Index (Expiration Date: 6-16-23; Strike Price: $409.68; Counterparty: JPMorgan Securities LLC) (A)(F)	434	2,869

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$988,892
(Cost $955,367)
Health care 0.1%				988,892
Health care providers and services 0.1%
AthenaHealth Group, Inc. (B)	6.500	02-15-30	1,204,000	988,892

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 27.1%				$213,364,392
(Cost $213,363,110)
U.S. Government 20.4%				160,578,165
U.S. Treasury Bill (C)	4.227	05-30-23	15,669,900	15,617,988
U.S. Treasury Bill	4.264	05-04-23	3,670,000	3,668,744
U.S. Treasury Bill	4.293	05-25-23	1,915,000	1,909,579
U.S. Treasury Bill (C)	4.377	05-16-23	1,075,000	1,073,111
U.S. Treasury Bill	4.400	06-01-23	2,355,000	2,346,326
U.S. Treasury Bill (C)	4.449	05-23-23	11,190,000	11,161,537
U.S. Treasury Bill	4.472	06-06-23	12,625,000	12,565,410
U.S. Treasury Bill (C)	4.500	06-15-23	11,265,000	11,198,501
U.S. Treasury Bill	4.648	06-08-23	5,115,000	5,089,253
U.S. Treasury Bill (C)	4.660	05-11-23	16,025,000	16,006,415
U.S. Treasury Bill (C)	4.720	06-13-23	42,085,000	41,839,691
U.S. Treasury Bill	4.742	05-02-23	7,510,000	7,509,133
U.S. Treasury Bill	4.752	09-14-23	570,000	559,645
U.S. Treasury Bill (C)	4.820	05-09-23	10,952,000	10,941,973
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury Bill	4.831	07-06-23	2,330,000	$2,308,962
U.S. Treasury Bill (C)	4.850	06-20-23	16,895,000	16,781,897

	Yield (%)	Shares	Value
Short-term funds 6.7%			52,786,227
John Hancock Collateral Trust (G)	4.9058(H)	48,111	480,967
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.7429(H)	52,305,260	52,305,260

Total investments (Cost $773,688,810) 103.9%	$819,153,296
Other assets and liabilities, net (3.9%)	(31,067,098)
Total net assets 100.0%	$788,086,198

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	All or a portion of this security is on loan as of 4-30-23.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 4-30-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
SPI 200 Index Futures	7	Long	Jun 2023	$855,359	$853,543	$(1,816)
SGX FTSE Taiwan Index Futures	20	Short	May 2023	(1,089,440)	(1,085,400)	4,040
						$2,224
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	7,480,000	USD	5,012,677	GSI	5/31/2023	—	$(57,059)
CAD	7,960,000	USD	5,881,145	MSI	5/31/2023	—	(2,571)
CAD	3,100,000	USD	2,245,329	MSI	6/21/2023	$45,022	—
CHF	3,720,000	USD	4,196,295	JPM	5/31/2023	—	(21,224)
DKK	10,480,000	USD	1,549,368	MSI	5/31/2023	2,896	—
EUR	1,587,000	USD	1,703,898	DB	6/21/2023	49,709	—
EUR	1,515,000	USD	1,640,540	GSI	6/21/2023	33,509	—
EUR	3,434,000	USD	3,676,957	MSI	6/21/2023	117,555	—
EUR	5,394,000	USD	5,906,880	SSB	6/21/2023	53,397	—
GBP	6,243,000	USD	7,775,407	JPM	5/31/2023	75,306	—
GBP	3,170,000	USD	3,910,317	BNP	6/21/2023	77,683	—
HKD	15,665,000	USD	1,999,617	GSI	5/31/2023	—	(1,518)
JPY	1,395,400,000	USD	10,410,286	JPM	5/31/2023	—	(123,815)
JPY	135,000,000	USD	1,032,643	MSI	6/21/2023	—	(34,258)
KRW	5,255,910,000	USD	3,945,434	MSI	5/31/2023	—	(10,908)
SEK	20,280,000	USD	1,970,936	JPM	5/31/2023	9,442	—
USD	7,073,765	CNY	48,725,000	BNP	6/21/2023	13,501	—
USD	20,862,559	EUR	18,929,000	GSI	5/31/2023	—	(29,026)
USD	1,740,403	EUR	1,621,000	DB	6/21/2023	—	(50,774)
USD	4,078,584	EUR	3,833,000	GSI	6/21/2023	—	(156,813)
USD	7,659	EUR	7,000	MSI	6/21/2023	—	(76)
USD	2,447,905	EUR	2,236,000	SCB	6/21/2023	—	(22,837)
USD	3,631,508	EUR	3,384,000	SSB	6/21/2023	—	(107,754)
USD	3,886,485	GBP	3,170,000	MSI	6/21/2023	—	(101,515)
USD	3,062,500	INR	251,370,000	MSI	5/31/2023	—	(8,521)
						$478,020	$(728,669)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
JPM	Alibaba Group Holding, Ltd.	HKD	115.00	Jun 2023	596,225	596,225	$279,508	$(24,609)
MSI	Contemporary Amperex Technology Company, Ltd., Class A	CNY	585.71	May 2023	68,600	68,600	48,515	—
JPM	Meituan, Class B	HKD	165.36	Sep 2023	272,400	272,400	257,068	(223,868)
BNP	Murata Manufacturing Company, Ltd.	JPY	9,636.00	Jun 2023	1,220	1,220	221	(6)
JPM	Panasonic Holdings Corp.	JPY	1,553.30	Jul 2023	9,290	9,290	450	(300)
BNP	Ping An Insurance Group Company of China, Ltd., H Shares	HKD	63.84	Sep 2023	890,980	890,980	119,415	(234,807)
MSI	Sinoma Science & Technology Company, Ltd., Class A	CNY	31.80	May 2023	13,600	13,600	293	—
BNP	TDK Corp.	JPY	5,664.00	Jun 2023	1,650	1,650	399	(33)
BNP	XPeng, Inc., A Shares	HKD	51.63	Jun 2023	7,932	7,932	2,662	(885)
							$708,531	$(484,508)
Exchange-traded	Alphabet, Inc., Class A	USD	125.00	Jun 2023	144	14,400	19,941	(4,464)
Exchange-traded	Amazon.com, Inc.	USD	120.00	May 2023	31	3,100	1,036	(109)
Exchange-traded	BILL Holdings, Inc.	USD	140.00	May 2023	137	13,700	44,754	(2,398)
Exchange-traded	Block, Inc.	USD	100.00	Jun 2023	104	10,400	6,103	(624)
Exchange-traded	Block, Inc.	USD	110.00	Jun 2023	89	8,900	12,954	(267)
Exchange-traded	Etsy, Inc.	USD	190.00	Jun 2023	96	9,600	44,596	(528)
Exchange-traded	Marvell Technology, Inc.	USD	50.00	May 2023	166	16,600	7,794	(664)
Exchange-traded	Sarepta Therapeutics, Inc.	USD	200.00	Jun 2023	70	7,000	7,538	(6,825)
							$144,716	$(15,879)
Puts
JPM	Meituan, Class B	HKD	99.21	Sep 2023	272,400	272,400	$140,928	$(115,263)
BNP	Ping An Insurance Group Company of China, Ltd., H Shares	HKD	35.75	Sep 2023	890,980	890,980	79,996	(29,908)
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts (continued)
BNP	XPeng, Inc., A Shares	HKD	28.91	Jun 2023	7,932	7,932	$1,611	$(1,143)
							$222,535	$(146,314)
Exchange-traded	Advanced Micro Devices, Inc.	USD	80.00	May 2023	142	14,200	10,768	(7,171)
Exchange-traded	Datadog, Inc., Class A	USD	70.00	Jun 2023	74	7,400	37,373	(53,835)
Exchange-traded	Etsy, Inc.	USD	110.00	Jun 2023	96	9,600	62,176	(124,560)
Exchange-traded	HubSpot, Inc.	USD	350.00	May 2023	32	3,200	4,086	(4,086)
Exchange-traded	Sarepta Therapeutics, Inc.	USD	90.00	Jun 2023	70	7,000	30,217	(32,550)
							$144,620	$(222,202)
							$1,220,402	$(868,903)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
JPM	S&P 500 E-Mini Index	USD	393.13	Jun 2023	434	434	$2,191	$(1,545)
							$2,191	$(1,545)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	GS Custom Basket	1-Day USD OBFR - 0.50%	Monthly	USD	6,751,562	May 2033	GSI	—	$(105,846)	$(105,846)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	9,088,275	May 2033	GSI	—	10,724	10,724
Pay	Invesco QQQ ETF	1-Day USD OBFR - 0.40%	Monthly	USD	720,170	May 2033	GSI	—	(13,625)	(13,625)
Pay	iShares MSCI EAFE ETF	1-Day USD OBFR - 0.20%	Monthly	USD	1,421,903	May 2033	GSI	—	(443)	(443)
Pay	iShares Russell 2000 ETF	1-Day USD OBFR - 0.45%	Monthly	USD	4,431,122	May 2033	GSI	—	75,534	75,534
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.55%	Monthly	USD	10,544,690	May 2033	GSI	—	89,184	89,184
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 1.09%	Monthly	USD	2,696,953	May 2033	GSI	—	$52,306	$52,306
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	13,603,985	May 2033	GSI	—	(157,726)	(157,726)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Day USD OBFR - 0.78%	Monthly	USD	1,496,938	May 2033	GSI	—	6,383	6,383
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.70%	Monthly	USD	2,693,095	May 2033	GSI	—	4,820	4,820
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 1.45%	Monthly	USD	2,835,287	May 2033	GSI	—	38,574	38,574
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.25%	Monthly	JPY	105,777,350	May 2033	GSI	—	22,375	22,375
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 1.00%	Monthly	USD	5,219,726	May 2033	GSI	—	185,798	185,798
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.40%	Monthly	USD	3,574,339	May 2033	GSI	—	(3,507)	(3,507)
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	2,441,577	May 2028	JPM	—	(47,077)	(47,077)
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 1.82%	Monthly	USD	1,917,414	May 2028	JPM	—	(23,608)	(23,608)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 1.07%	Monthly	USD	103,777	May 2028	JPM	—	(2,839)	(2,839)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.91%	Monthly	USD	2,763,057	May 2028	JPM	—	(18,799)	(18,799)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.97%	Monthly	USD	7,197,537	May 2028	JPM	—	242,723	242,723
Pay	S&P Oil & Gas Equipment Select Industry Total Return Index	1-Day USD OBFR - 0.05%	Monthly	USD	1,098,214	May 2028	JPM	—	43,675	43,675
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 3.32%	Monthly	USD	17,673,143	May 2028	JPM	—	(1,073,281)	(1,073,281)
Pay	SPDR S&P Metals & Mining ETF	1-Day USD OBFR - 0.70%	Monthly	USD	2,481,942	May 2028	JPM	—	110,567	110,567
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.57%	Monthly	USD	20,759	May 2028	JPM	—	551	551
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	MSCI USA Momentum Index	Fixed (0.48%)	Monthly	USD	711,650	Feb 2024	MSI	—	—	—
Pay	ARK Innovation ETF	1-Day USD OBFR - 3.63%	Monthly	USD	7,029,605	May 2033	MSI	—	$461,721	$461,721
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	8,194,397	May 2033	MSI	—	27,970	27,970
Pay	Energy Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	4,894,867	May 2033	MSI	—	56,830	56,830
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	18,105,181	May 2033	MSI	—	62,890	62,890
Pay	Harvest CSI 300 China A-Shares ETF	1-Day USD OBFR - 0.68%	Monthly	USD	2,013,790	May 2033	MSI	—	(46,678)	(46,678)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	27,382,645	May 2033	MSI	—	226,282	226,282
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	16,386,727	May 2033	MSI	—	129,774	129,774
Pay	Invesco QQQ ETF	1-Day USD OBFR - 0.20%	Monthly	USD	8,869,074	May 2033	MSI	—	(55,394)	(55,394)
Pay	Invesco Solar ETF	1-Day USD OBFR - 6.78%	Monthly	USD	1,628,399	May 2033	MSI	—	140,980	140,980
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 2.38%	Monthly	USD	10,071,579	May 2033	MSI	—	269,479	269,479
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 1.98%	Monthly	USD	39,672,094	May 2033	MSI	—	927,217	927,217
Pay	iShares MSCI EAFE ETF	1-Day USD OBFR - 0.20%	Monthly	USD	4,983,495	May 2033	MSI	—	(10,805)	(10,805)
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	12,273,605	May 2033	MSI	—	(32,334)	(32,334)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 1.13%	Monthly	USD	8,989,962	May 2033	MSI	—	(46,393)	(46,393)
Pay	iShares Russell 1000 ETF	1-Day USD OBFR - 0.73%	Monthly	USD	2,387,034	May 2033	MSI	—	4,325	4,325
Pay	iShares Russell 2000 ETF	1-Day USD OBFR - 1.08%	Monthly	USD	24,708,681	May 2033	MSI	—	505,216	505,216
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.93%	Monthly	USD	8,789,567	May 2033	MSI	—	224,980	224,980
Pay	iShares Russell 3000 ETF	1-Day USD OBFR - 0.83%	Monthly	USD	2,446,321	May 2033	MSI	—	8,103	8,103
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.89%	Monthly	USD	16,019,817	May 2033	MSI	—	$281,899	$281,899
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 2.18%	Monthly	USD	13,497,530	May 2033	MSI	—	379,277	379,277
Pay	Materials Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	2,413,966	May 2033	MSI	—	(18,533)	(18,533)
Pay	S&P Oil & Gas Equipment Select Industry Total Return Index	1-Day USD OBFR - 0.50%	Monthly	USD	2,575,340	May 2033	MSI	—	129,043	129,043
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	32,332,026	May 2033	MSI	—	(73,963)	(73,963)
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 5.18%	Monthly	USD	3,822,443	May 2033	MSI	—	84,642	84,642
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Day USD OBFR - 1.33%	Monthly	USD	11,137,687	May 2033	MSI	—	236,128	236,128
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.88%	Monthly	USD	5,704,752	May 2033	MSI	—	36,560	36,560
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 2.18%	Monthly	USD	25,921,362	May 2033	MSI	—	417,851	417,851
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 3.53%	Monthly	USD	5,110,688	May 2033	MSI	—	80,980	80,980
Pay	STOXX Europe 600 Automobiles & Parts Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	715,182	May 2033	MSI	—	493	493
Pay	STOXX Europe 600 Basic Resources Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,176,210	May 2033	MSI	—	82,946	82,946
Pay	STOXX Europe 600 Financial Services Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	334,415	May 2033	MSI	—	(4,229)	(4,229)
Pay	STOXX Europe 600 Industrial Goods & Services Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	2,304,535	May 2033	MSI	—	(4,786)	(4,786)
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.25%	Monthly	JPY	46,948,067	May 2033	MSI	—	248	248
Pay	Utilities Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	5,066,893	May 2033	MSI	—	11,401	11,401
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	94,688,563	May 2033	MSI	—	$(73,915)	$(73,915)
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 1.58%	Monthly	USD	14,243,549	May 2033	MSI	—	(153,534)	(153,534)
Pay	iShares iBoxx $ High Yield Corporate Bond ETF	1-Day USD OBFR - 1.08%	Monthly	USD	3,076,103	May 2033	MSI	—	(14,043)	(14,043)
Receive	Astellas Pharma, Inc.	1-Day JPY TONAR Compounded OIS + 0.40%	Monthly	JPY	6,081,645	May 2026	CITI	—	3,815	3,815
Receive	Adyen NV	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	97,294	May 2033	GSI	—	1,997	1,997
Receive	Agilent Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,300,410	May 2033	GSI	—	(19)	(19)
Receive	Alcon, Inc.	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	384,246	May 2033	GSI	—	8,259	8,259
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	260,978	May 2033	GSI	—	3,878	3,878
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,705,460	May 2033	GSI	—	(21,862)	(21,862)
Receive	Amoy Diagnostics Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	356,454	May 2033	GSI	—	(10,468)	(10,468)
Receive	Ares Management Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	422,702	May 2033	GSI	—	—	—
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	696,580	May 2033	GSI	—	(22,593)	(22,593)
Receive	Avantor, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	745,423	May 2033	GSI	—	(15,329)	(15,329)
Receive	BAWAG Group AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	276,493	May 2033	GSI	—	(3,416)	(3,416)
Receive	Bayer AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,629,950	May 2033	GSI	—	(53,752)	(53,752)
Receive	BFF Bank SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	57,078	May 2033	GSI	—	535	535
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	3,826,947	May 2033	GSI	—	$(39,951)	$(39,951)
Receive	Bumble, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	257,772	May 2033	GSI	—	13,789	13,789
Receive	Contemporary Amperex Technology Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	898,455	May 2033	GSI	—	49,764	49,764
Receive	CTI BioPharma Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	657,099	May 2033	GSI	—	(22,824)	(22,824)
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	379,070,045	May 2033	GSI	—	(43,679)	(43,679)
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	664,206	May 2033	GSI	—	(1,607)	(1,607)
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	150,028	May 2033	GSI	—	3,797	3,797
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	79,288,884	May 2033	GSI	—	24,496	24,496
Receive	Elanco Animal Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,649	May 2033	GSI	—	(101)	(101)
Receive	Elevance Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	444,922	May 2033	GSI	—	13,001	13,001
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	702,551	May 2033	GSI	—	31,885	31,885
Receive	FNB Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	789,316	May 2033	GSI	—	(23,444)	(23,444)
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	3,647,360	May 2033	GSI	—	(330)	(330)
Receive	Genpact, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	1,413,568	May 2033	GSI	—	(8,271)	(8,271)
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	265,929	May 2033	GSI	—	(9,957)	(9,957)
Receive	Global Payments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,309,429	May 2033	GSI	—	74,252	74,252
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,599,421	May 2033	GSI	—	(50,689)	(50,689)
Receive	Hikma Pharmaceuticals PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	87,623	May 2033	GSI	—	2,361	2,361
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	526,593	May 2033	GSI	—	$43,610	$43,610
Receive	IDEXX Laboratories, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	206,547	May 2033	GSI	—	459	459
Receive	IMI PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,024,100	May 2033	GSI	—	78,452	78,452
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	573,191	May 2033	GSI	—	(2,136)	(2,136)
Receive	Inari Medical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	149,698	May 2033	GSI	—	(858)	(858)
Receive	Mirati Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	94,407	May 2033	GSI	—	7,285	7,285
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	47,245,120	May 2033	GSI	—	(6,873)	(6,873)
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	458,778	May 2033	GSI	—	35,885	35,885
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	44,171	May 2033	GSI	—	2,579	2,579
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	3,143,618	May 2033	GSI	—	(4,467)	(4,467)
Receive	NanoString Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	80,290	May 2033	GSI	—	(1,995)	(1,995)
Receive	Nikon Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	50,709,199	May 2033	GSI	—	29,341	29,341
Receive	Nippon Shinyaku Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	15,314,610	May 2033	GSI	—	4,024	4,024
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	898,689	May 2033	GSI	—	37,472	37,472
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	63,213,410	May 2033	GSI	—	95	95
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	692,020	May 2033	GSI	—	22,112	22,112
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,746,457	May 2033	GSI	—	41,530	41,530
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Remegen Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	4,836,000	May 2033	GSI	—	$(43,465)	$(43,465)
Receive	REVOLUTION Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	923,894	May 2033	GSI	—	(36,415)	(36,415)
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	662,480	May 2033	GSI	—	(12,812)	(12,812)
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	319,244	May 2033	GSI	—	13,614	13,614
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	2,779,376	May 2033	GSI	—	3,386	3,386
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	737,232	May 2033	GSI	—	6,221	6,221
Receive	Smith & Nephew PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	6,691	May 2033	GSI	—	555	555
Receive	Snap, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	163,761	May 2033	GSI	—	(23,248)	(23,248)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	682,116	May 2033	GSI	—	742	742
Receive	Stem, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	195,561	May 2033	GSI	—	(12,189)	(12,189)
Receive	Syndax Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	970,874	May 2033	GSI	—	(45,102)	(45,102)
Receive	Taiyo Yuden Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	153,971,999	May 2033	GSI	—	(15,593)	(15,593)
Receive	Tecan Group AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	8,615	May 2033	GSI	—	20	20
Receive	Teleflex, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	142,861	May 2033	GSI	—	2,531	2,531
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	50,803,500	May 2033	GSI	—	10,887	10,887
Receive	Tradeweb Markets, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	323,312	May 2033	GSI	—	(11,346)	(11,346)
30	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	UCB SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	75,028	May 2033	GSI	—	$(1,421)	$(1,421)
Receive	UniCredit SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	237,794	May 2033	GSI	—	9,246	9,246
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	77,828	May 2033	GSI	—	(381)	(381)
Receive	Wacker Chemie AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	405,202	May 2033	GSI	—	(23,617)	(23,617)
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	3,243,176	May 2033	GSI	—	(152,473)	(152,473)
Receive	Yunnan Energy New Material Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	976,686	May 2033	GSI	—	(59,089)	(59,089)
Receive	Zhejiang HangKe Technology, Inc., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	2,290	May 2033	GSI	—	256	256
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	317,757	May 2033	GSI	—	2,900	2,900
Receive	Advanced Micro Devices, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	916,529	May 2028	JPM	—	(34,532)	(34,532)
Receive	Agilent Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,208,426	May 2028	JPM	—	(25,192)	(25,192)
Receive	ALD SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	51,478	May 2028	JPM	—	2,191	2,191
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,979,393	May 2028	JPM	—	48,017	48,017
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	2,215,285	May 2028	JPM	—	61,905	61,905
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,158,283	May 2028	JPM	—	85,929	85,929
Receive	Anglo American PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	550,006	May 2028	JPM	—	(27,315)	(27,315)
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	2,216,762	May 2028	JPM	—	(97,410)	(97,410)
Receive	Astellas Pharma, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	20,080,188	May 2028	JPM	—	14,666	14,666
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,285,079	May 2028	JPM	—	12,434	12,434
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	31

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	527,015	May 2028	JPM	—	$(33,014)	$(33,014)
Receive	Bank of New York Mellon Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,670,426	May 2028	JPM	—	(89,737)	(89,737)
Receive	Becton Dickinson & Company	1-Day USD OBFR + 0.25%	Monthly	USD	267,274	May 2028	JPM	—	12,565	12,565
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	163,965	May 2028	JPM	—	32,970	32,970
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	503,189	May 2028	JPM	—	12,069	12,069
Receive	Cboe Global Markets, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	783,098	May 2028	JPM	—	(1,302)	(1,302)
Receive	Commerzbank AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	350,816	May 2028	JPM	—	—	—
Receive	Concordia Financial Group, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	88,426,500	May 2028	JPM	—	32,986	32,986
Receive	Country Garden Holdings Company, Ltd.	1-Year HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	8,531,593	May 2028	JPM	—	(159,132)	(159,132)
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	32,882,400	May 2028	JPM	—	6,510	6,510
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	10,412,985	May 2028	JPM	—	6,053	6,053
Receive	Elanco Animal Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	161,568	May 2028	JPM	—	11,782	11,782
Receive	Elevance Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,741,976	May 2028	JPM	—	(63,245)	(63,245)
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,311,671	May 2028	JPM	—	114,497	114,497
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	225,348	May 2028	JPM	—	11,195	11,195
Receive	Engie SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	2,432,848	May 2028	JPM	—	174,463	174,463
Receive	Erste Group Bank AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,052,518	May 2028	JPM	—	—	—
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,508,212	May 2028	JPM	—	84,209	84,209
32	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Health Catalyst, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	258,088	May 2028	JPM	—	$2,911	$2,911
Receive	Hologic, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	42,769	May 2028	JPM	—	1,905	1,905
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	559,077	May 2028	JPM	—	14,606	14,606
Receive	IDEXX Laboratories, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	749,833	May 2028	JPM	—	21,925	21,925
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	958,665	May 2028	JPM	—	184,742	184,742
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	225,545	May 2028	JPM	—	810	810
Receive	Intel Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,414,579	May 2028	JPM	—	(80,811)	(80,811)
Receive	Julius Baer Group, Ltd.	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	348,194	May 2028	JPM	—	—	—
Receive	Karuna Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	36,498	May 2028	JPM	—	4,462	4,462
Receive	Kasikornbank PCL	1-Day USD OBFR + 1.00%	Monthly	USD	680,603	May 2028	JPM	—	(4,270)	(4,270)
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	2,527,542	May 2028	JPM	—	(86,969)	(86,969)
Receive	Lifetech Scientific Corp.	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	59,798	May 2028	JPM	—	(546)	(546)
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	90,996,200	May 2028	JPM	—	38,625	38,625
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	1,981,421	May 2028	JPM	—	157,333	157,333
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	724,248	May 2028	JPM	—	49,012	49,012
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,784,126	May 2028	JPM	—	(113,416)	(113,416)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	35,977,360	May 2028	JPM	—	12,407	12,407
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	361,204	May 2028	JPM	—	10,567	10,567
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	33

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,041,626	May 2028	JPM	—	$(204,496)	$(204,496)
Receive	Phillips 66	1-Day USD OBFR + 0.25%	Monthly	USD	3,375,098	May 2028	JPM	—	(187,901)	(187,901)
Receive	ProFrac Holding Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	247,108	May 2028	JPM	—	(41,979)	(41,979)
Receive	QuidelOrtho Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	476,965	May 2028	JPM	—	1,026	1,026
Receive	Richter Gedeon Nyrt	1-Month HUF BUBOR + 0.75%	Monthly	HUF	147,546,630	May 2028	JPM	—	23,708	23,708
Receive	Royal Bank of Canada	1-Day CAD CORRA Compounded OIS + 0.20%	Monthly	CAD	759,172	May 2028	JPM	—	22,176	22,176
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	310,928	May 2028	JPM	—	17,908	17,908
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	2,964,950	May 2028	JPM	—	(3,742)	(3,742)
Receive	Singapore Exchange, Ltd.	1-Month SGD SORA Compounded OIS + 0.45%	Monthly	SGD	1,061,219	May 2028	JPM	—	4,092	4,092
Receive	SKC Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	1,177,156	May 2028	JPM	—	(81,259)	(81,259)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	407,006	May 2028	JPM	—	5,979	5,979
Receive	Talanx AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	351,809	May 2028	JPM	—	24,865	24,865
Receive	Teleflex, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	927,557	May 2028	JPM	—	33,638	33,638
Receive	The Bank of Kyoto, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	227,652,000	May 2028	JPM	—	151,398	151,398
Receive	Thermo Fisher Scientific, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,361,190	May 2028	JPM	—	(107,799)	(107,799)
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	33,450	May 2028	JPM	—	(4,241)	(4,241)
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,141,949	May 2028	JPM	—	(115,850)	(115,850)
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	988,051	May 2028	JPM	—	133,361	133,361
Receive	Waters Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,361,667	May 2028	JPM	—	(14,723)	(14,723)
34	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,170,330	May 2028	JPM	—	$(339)	$(339)
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,372,364	May 2028	JPM	—	10,900	10,900
Receive	Abcam PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	498,319	May 2033	MSI	—	7,502	7,502
Receive	Accton Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	663,989	May 2033	MSI	—	(34,228)	(34,228)
Receive	Activision Blizzard, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	954,095	May 2033	MSI	—	(92,511)	(92,511)
Receive	Adyen NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,434,248	May 2033	MSI	—	7,253	7,253
Receive	ALD SA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	62,307	May 2033	MSI	—	330	330
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,007,724	May 2033	MSI	—	(38,620)	(38,620)
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	631,816	May 2033	MSI	—	7,047	7,047
Receive	Amedisys, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	760,849	May 2033	MSI	—	7,883	7,883
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	959,381	May 2033	MSI	—	(32,443)	(32,443)
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	626,898	May 2033	MSI	—	(5,871)	(5,871)
Receive	ASR Nederland NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	350,939	May 2033	MSI	—	—	—
Receive	Astellas Pharma, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	15,456,135	May 2033	MSI	—	4,707	4,707
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,271,553	May 2033	MSI	—	(17,660)	(17,660)
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	666,845	May 2033	MSI	—	(79,086)	(79,086)
Receive	Banco Bradesco SA, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	1,357,653	May 2033	MSI	—	(1,270)	(1,270)
Receive	Bayer AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	773,491	May 2033	MSI	—	(23,362)	(23,362)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	517,371	May 2033	MSI	—	(30,969)	(30,969)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	35

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	801,090	May 2033	MSI	—	$1,196	$1,196
Receive	BP PLC	1-Year GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	750,221	May 2033	MSI	—	(21,946)	(21,946)
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	3,536,065	May 2033	MSI	—	107,777	107,777
Receive	Bumble, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	125,103	May 2033	MSI	—	4,448	4,448
Receive	Canadian Natural Resources, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	2,483,175	May 2033	MSI	—	(4,802)	(4,802)
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	927,810	May 2033	MSI	—	(36,096)	(36,096)
Receive	Cenovus Energy, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	732,391	May 2033	MSI	—	(38,238)	(38,238)
Receive	Ceridian HCM Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	627,206	May 2033	MSI	—	(51,954)	(51,954)
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	654,121	May 2033	MSI	—	(26,987)	(26,987)
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	798,152	May 2033	MSI	—	(11,492)	(11,492)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	34,805,064	May 2033	MSI	—	10,578	10,578
Receive	Elevance Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,235,373	May 2033	MSI	—	(43,387)	(43,387)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	668,660	May 2033	MSI	—	28,025	28,025
Receive	Endeavour Mining PLC	1-Day CAD CORRA Compounded OIS + 0.25%	Monthly	CAD	19,670	May 2033	MSI	—	(303)	(303)
Receive	Erste Group Bank AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	350,053	May 2033	MSI	—	5,450	5,450
Receive	Etsy, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,086,885	May 2033	MSI	—	(28,829)	(28,829)
Receive	FNB Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	774,925	May 2033	MSI	—	835	835
Receive	Genpact, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	1,176,318	May 2033	MSI	—	(18,562)	(18,562)
36	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genus PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	89,771	May 2033	MSI	—	$(4,345)	$(4,345)
Receive	Goldman Sachs Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,685,797	May 2033	MSI	—	39,446	39,446
Receive	Hangzhou Tigermed Consulting Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	698,857	May 2033	MSI	—	(102,343)	(102,343)
Receive	Hikma Pharmaceuticals PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	126,604	May 2033	MSI	—	6,982	6,982
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	51,882	May 2033	MSI	—	951	951
Receive	Inari Medical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	515,717	May 2033	MSI	—	5,051	5,051
Receive	Insulet Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,385,638	May 2033	MSI	—	(22,237)	(22,237)
Receive	Intel Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,571,775	May 2033	MSI	—	(58,304)	(58,304)
Receive	Intellia Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	581,253	May 2033	MSI	—	(25,919)	(25,919)
Receive	Kymera Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	95,691	May 2033	MSI	—	(9,658)	(9,658)
Receive	Laboratory Corp of America Holdings	1-Day USD OBFR + 0.25%	Monthly	USD	506,247	May 2033	MSI	—	(13,440)	(13,440)
Receive	Lifetech Scientific Corp.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	4,667,712	May 2033	MSI	—	(64,181)	(64,181)
Receive	M&T Bank Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,563,250	May 2033	MSI	—	31,139	31,139
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	437,737	May 2033	MSI	—	(12,520)	(12,520)
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,811,712	May 2033	MSI	—	(62,562)	(62,562)
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	58,731	May 2033	MSI	—	217	217
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,417,679	May 2033	MSI	—	86,867	86,867
Receive	Morphic Holding, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	825,433	May 2033	MSI	—	88,869	88,869
Receive	NanoString Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	98,894	May 2033	MSI	—	(6,240)	(6,240)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	37

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Nippon Shinyaku Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	54,799,040	May 2033	MSI	—	$13,714	$13,714
Receive	Nova, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	454,809	May 2033	MSI	—	(13,530)	(13,530)
Receive	Owens & Minor, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	5,329	May 2033	MSI	—	267	267
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	219,903,400	May 2033	MSI	—	11,597	11,597
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	107,668	May 2033	MSI	—	(21,747)	(21,747)
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	78,478	May 2033	MSI	—	4,884	4,884
Receive	QuidelOrtho Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	63,789	May 2033	MSI	—	(1,914)	(1,914)
Receive	Rambus, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	404,799	May 2033	MSI	—	(43,838)	(43,838)
Receive	Regeneron Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,605,953	May 2033	MSI	—	(72,316)	(72,316)
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	741,459	May 2033	MSI	—	(4,440)	(4,440)
Receive	Royal Bank of Canada	1-Day CAD CORRA Compounded OIS + 0.25%	Monthly	CAD	5,863,836	May 2033	MSI	—	68,057	68,057
Receive	Sage Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	689,296	May 2033	MSI	—	42,290	42,290
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,985,330	May 2033	MSI	—	(52,439)	(52,439)
Receive	Seagen, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,743,846	May 2033	MSI	—	(60,996)	(60,996)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	57,321	May 2033	MSI	—	(62)	(62)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,476,658	May 2033	MSI	—	(10,331)	(10,331)
Receive	Skyworks Solutions, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	362,436	May 2033	MSI	—	(16,853)	(16,853)
Receive	Smith & Nephew PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	517,572	May 2033	MSI	—	70,066	70,066
38	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Snap, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	229,644	May 2033	MSI	—	$(48,914)	$(48,914)
Receive	Splunk, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,557,391	May 2033	MSI	—	(122,072)	(122,072)
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,443,991	May 2033	MSI	—	29,097	29,097
Receive	Syneos Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	518,797	May 2033	MSI	—	(17,417)	(17,417)
Receive	Talanx AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	2,343,611	May 2033	MSI	—	108,720	108,720
Receive	Teleflex, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	24,501	May 2033	MSI	—	979	979
Receive	The Chiba Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	101,415,600	May 2033	MSI	—	40,500	40,500
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	463,346	May 2033	MSI	—	(14,710)	(14,710)
Receive	Ultragenyx Pharmaceutical, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	787,575	May 2033	MSI	—	51,565	51,565
Receive	Ulvac, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	50,220,000	May 2033	MSI	—	(11,315)	(11,315)
Receive	Unimicron Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	360,080	May 2033	MSI	—	13,827	13,827
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	422,473	May 2033	MSI	—	(12,166)	(12,166)
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	2,545,403	May 2033	MSI	—	(62,133)	(62,133)
Receive	Veracyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	276,186	May 2033	MSI	—	(5,555)	(5,555)
Receive	Wartsila OYJ Abp	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	1,462,537	May 2033	MSI	—	314,150	314,150
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,071,119	May 2033	MSI	—	3,101	3,101
Receive	Airbnb, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	100,719	May 2033	MSI	—	2,422	2,422
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	739,883	May 2033	MSI	—	5,304	5,304
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	25,890	May 2033	MSI	—	530	530
Receive	Danaher Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	469,813	May 2033	MSI	—	(36,904)	(36,904)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	39

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Five9, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	18,289	May 2033	MSI	—	$(3,051)	$(3,051)
Receive	FleetCor Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,733,190	May 2033	MSI	—	(73,304)	(73,304)
Receive	Illumina, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	710,837	May 2033	MSI	—	(79,822)	(79,822)
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,085,592	May 2033	MSI	—	31,598	31,598
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,119,907	May 2033	MSI	—	103,379	103,379
Receive	Mitsubishi UFJ Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	91,676,920	May 2033	MSI	—	(750)	(750)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	655,376	May 2033	MSI	—	27,758	27,758
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	180,373	May 2033	MSI	—	3,986	3,986
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	696,416	May 2033	MSI	—	(68,772)	(68,772)
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	78,901	May 2033	MSI	—	(4,868)	(4,868)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	252,710	May 2033	MSI	—	(1,833)	(1,833)
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	860,065	May 2033	MSI	—	(32,920)	(32,920)
								—	$3,050,934	$3,050,934
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive (pay) the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
40	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

KRW	Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
BUBOR	Budapest Interbank Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
TONAR	Tokyo Overnight Average Rate
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $798,913,979. Net unrealized appreciation aggregated to $22,171,378, of which $43,458,310 related to gross unrealized appreciation and $21,286,932 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	41

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $773,207,878) including $455,447 of securities loaned	$818,672,329
Affiliated investments, at value (Cost $480,932)	480,967
Total investments, at value (Cost $773,688,810)	819,153,296
Swap contracts, at value	9,308,621
Unrealized appreciation on forward foreign currency contracts	478,020
Receivable for futures variation margin	68,618
Cash	8,458,527
Foreign currency, at value (Cost $386,864)	379,166
Collateral segregated at custodian for OTC derivative contracts	288,000
Dividends and interest receivable	1,353,950
Receivable for fund shares sold	927,297
Receivable for investments sold	6,366,304
Receivable for securities lending income	993
Other assets	153,611
Total assets	846,936,403
Liabilities
Unrealized depreciation on forward foreign currency contracts	728,669
Written options, at value (Premiums received $1,222,593)	870,448
Swap contracts, at value	6,257,687
Foreign capital gains tax payable	30,777
Payable for collateral on OTC derivatives	654,407
Payable for investments purchased	21,297,371
Payable for fund shares repurchased	28,274,157
Payable upon return of securities loaned	480,396
Payable to affiliates
Accounting and legal services fees	49,188
Transfer agent fees	54,312
Trustees’ fees	983
Other liabilities and accrued expenses	151,810
Total liabilities	58,850,205
Net assets	$788,086,198
Net assets consist of
Paid-in capital	$826,496,282
Total distributable earnings (loss)	(38,410,084)
Net assets	$788,086,198

42	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($10,778,915 ÷ 1,015,780 shares)[1]	$10.61
Class C ($2,444,729 ÷ 243,541 shares)[1]	$10.04
Class I ($463,923,755 ÷ 42,503,716 shares)	$10.91
Class R6 ($228,661,916 ÷ 20,688,466 shares)	$11.05
Class NAV ($82,276,883 ÷ 7,442,812 shares)	$11.05
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.17

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	43

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Interest	$5,277,101
Dividends	4,558,346
Securities lending	10,252
Less foreign taxes withheld	(158,915)
Total investment income	9,686,784
Expenses
Investment management fees	5,706,414
Distribution and service fees	30,235
Accounting and legal services fees	79,042
Transfer agent fees	389,832
Trustees’ fees	11,294
Custodian fees	132,187
State registration fees	41,173
Printing and postage	27,890
Professional fees	77,463
Other	71,511
Total expenses	6,567,041
Less expense reductions	(28,958)
Net expenses	6,538,083
Net investment income	3,148,701
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(12,239,238)
Affiliated investments	1,623
Futures contracts	(299,151)
Forward foreign currency contracts	(822,077)
Written options	(869,831)
Swap contracts	(26,467,120)
(40,695,794)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	49,829,766
Affiliated investments	144
Futures contracts	162,650
Forward foreign currency contracts	(326,094)
Written options	1,036,892
Swap contracts	12,267,727
62,971,085
Net realized and unrealized gain	22,275,291
Increase in net assets from operations	$25,423,992
44	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,148,701	$(1,624,993)
Net realized loss	(40,695,794)	(21,576,089)
Change in net unrealized appreciation (depreciation)	62,971,085	(93,823,763)
Increase (decrease) in net assets resulting from operations	25,423,992	(117,024,845)
Distributions to shareholders
From earnings
Class A	(322,770)	(958,141)
Class C	(67,590)	(268,997)
Class I	(21,284,340)	(61,631,044)
Class R6	(1,219,858)	(3,086,648)
Class NAV	(2,596,800)	(3,588,697)
Total distributions	(25,491,358)	(69,533,527)
From fund share transactions	(30,142,442)	(142,510,196)
Total decrease	(30,209,808)	(329,068,568)
Net assets
Beginning of period	818,296,006	1,147,364,574
End of period	$788,086,198	$818,296,006
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	45

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$10.61	$12.73	$11.60	$11.02	$10.73	$11.82
Net investment income (loss)[2]	0.02	(0.05)	(0.15)	(0.10)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.29	(1.25)	1.73	0.78	0.67	(0.11)
Total from investment operations	0.31	(1.30)	1.58	0.68	0.64	(0.18)
Less distributions
From net investment income	(0.31)	—	—	(0.10)	—	—
From net realized gain	—	(0.82)	(0.45)	—	(0.35)	(0.91)
Total distributions	(0.31)	(0.82)	(0.45)	(0.10)	(0.35)	(0.91)
Net asset value, end of period	$10.61	$10.61	$12.73	$11.60	$11.02	$10.73
Total return (%)[3,4]	2.99[5]	(10.69)	13.69	6.15	6.09	(1.57)
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$11	$16	$12	$11	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[6]	1.93	1.97	2.00	1.98	2.00
Expenses including reductions	1.93[6]	1.92	1.96	1.99	1.97	1.99
Net investment income (loss)	0.44[6]	(0.47)	(1.18)	(0.87)	(0.25)	(0.61)
Portfolio turnover (%)	94	214	259	221	170	169

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
46	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$10.01	$12.13	$11.16	$10.61	$10.42	$11.57
Net investment loss[2]	(0.01)	(0.13)	(0.23)	(0.17)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	0.27	(1.17)	1.65	0.74	0.64	(0.09)
Total from investment operations	0.26	(1.30)	1.42	0.57	0.54	(0.24)
Less distributions
From net investment income	(0.23)	—	—	(0.02)	—	—
From net realized gain	—	(0.82)	(0.45)	—	(0.35)	(0.91)
Total distributions	(0.23)	(0.82)	(0.45)	(0.02)	(0.35)	(0.91)
Net asset value, end of period	$10.04	$10.01	$12.13	$11.16	$10.61	$10.42
Total return (%)[3,4]	2.66[5]	(11.33)	12.86	5.33	5.39	(2.26)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$3	$5	$5	$6	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	2.64[6]	2.63	2.67	2.70	2.68	2.70
Expenses including reductions	2.63[6]	2.62	2.66	2.69	2.67	2.69
Net investment loss	(0.26)[6]	(1.20)	(1.89)	(1.56)	(0.99)	(1.33)
Portfolio turnover (%)	94	214	259	221	170	169

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	47

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$10.92	$13.04	$11.84	$11.24	$10.92	$11.97
Net investment income (loss)[2]	0.04	(0.02)	(0.11)	(0.07)	—[3]	(0.04)
Net realized and unrealized gain (loss) on investments	0.30	(1.28)	1.76	0.80	0.67	(0.10)
Total from investment operations	0.34	(1.30)	1.65	0.73	0.67	(0.14)
Less distributions
From net investment income	(0.35)	—	—	(0.13)	—	—
From net realized gain	—	(0.82)	(0.45)	—	(0.35)	(0.91)
Total distributions	(0.35)	(0.82)	(0.45)	(0.13)	(0.35)	(0.91)
Net asset value, end of period	$10.91	$10.92	$13.04	$11.84	$11.24	$10.92
Total return (%)[4]	3.23[5]	(10.49)	14.00	6.57	6.36	(1.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$464	$691	$1,019	$616	$565	$566
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64[6]	1.63	1.67	1.70	1.69	1.71
Expenses including reductions	1.63[6]	1.62	1.66	1.69	1.68	1.70
Net investment income (loss)	0.76[6]	(0.16)	(0.86)	(0.58)	—[7]	(0.36)
Portfolio turnover (%)	94	214	259	221	170	169

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
48	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.06	$13.18	$11.95	$11.34	$11.00	$12.04
Net investment income (loss)[2]	0.05	(0.01)	(0.10)	(0.06)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	0.30	(1.29)	1.78	0.81	0.68	(0.10)
Total from investment operations	0.35	(1.30)	1.68	0.75	0.69	(0.13)
Less distributions
From net investment income	(0.36)	—	—	(0.14)	—	—
From net realized gain	—	(0.82)	(0.45)	—	(0.35)	(0.91)
Total distributions	(0.36)	(0.82)	(0.45)	(0.14)	(0.35)	(0.91)
Net asset value, end of period	$11.05	$11.06	$13.18	$11.95	$11.34	$11.00
Total return (%)[3]	3.21[4]	(10.37)	14.22	6.62	6.50	(1.19)
Ratios and supplemental data
Net assets, end of period (in millions)	$229	$40	$51	$37	$27	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[5]	1.53	1.56	1.59	1.58	1.60
Expenses including reductions	1.53[5]	1.52	1.55	1.58	1.57	1.60
Net investment income (loss)	1.02[5]	(0.07)	(0.76)	(0.51)	0.12	(0.23)
Portfolio turnover (%)	94	214	259	221	170	169

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	49

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$11.06	$13.18	$11.96	$11.35	$11.00	$12.04
Net investment income (loss)[2]	0.05	—[3]	(0.10)	(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	0.30	(1.30)	1.77	0.79	0.69	(0.10)
Total from investment operations	0.35	(1.30)	1.67	0.75	0.70	(0.13)
Less distributions
From net investment income	(0.36)	—	—	(0.14)	—	—
From net realized gain	—	(0.82)	(0.45)	—	(0.35)	(0.91)
Total distributions	(0.36)	(0.82)	(0.45)	(0.14)	(0.35)	(0.91)
Net asset value, end of period	$11.05	$11.06	$13.18	$11.96	$11.35	$11.00
Total return (%)[4]	3.22[5]	(10.38)	14.12	6.64	6.59	(1.19)
Ratios and supplemental data
Net assets, end of period (in millions)	$82	$74	$57	$59	$134	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.52[6]	1.52	1.55	1.58	1.56	1.59
Expenses including reductions	1.52[6]	1.51	1.54	1.57	1.55	1.58
Net investment income (loss)	0.88[6]	0.01	(0.78)	(0.35)	0.13	(0.23)
Portfolio turnover (%)	94	214	259	221	170	169

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
50	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Seaport Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	51

the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$26,251,842	$21,854,433	$4,397,409	—
Consumer discretionary	31,242,065	16,288,635	14,953,430	—
Consumer staples	17,040,628	7,497,877	9,542,751	—
Energy	36,890,357	32,638,403	4,251,954	—
Financials	144,850,934	92,668,877	52,182,057	—
Health care	164,514,694	132,869,861	31,644,833	—
Industrials	34,860,385	16,356,504	18,503,881	—
52	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Information technology	$97,247,297	$83,237,003	$14,010,294	—
Materials	22,638,180	10,732,592	11,905,588	—
Real estate	678,820	—	678,820	—
Utilities	22,480,657	18,856,155	3,624,502	—
Preferred securities
Energy	1,828,056	1,828,056	—	—
Industrials	858,206	—	858,206	—
Exchange-traded funds	1,681,653	1,681,653	—	—
Purchased options	1,736,238	772,700	963,538	—
Corporate bonds	988,892	—	988,892	—
Short-term investments	213,364,392	52,786,227	160,578,165	—
Total investments in securities	$819,153,296	$490,068,976	$329,084,320	—
Derivatives:
Assets
Futures	$4,040	$4,040	—	—
Forward foreign currency contracts	478,020	—	$478,020	—
Swap contracts	9,308,621	—	9,308,621	—
Liabilities
Futures	(1,816)	(1,816)	—	—
Forward foreign currency contracts	(728,669)	—	(728,669)	—
Written options	(870,448)	(238,081)	(632,367)	—
Swap contracts	(6,257,687)	—	(6,257,687)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	53

short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of April 30, 2023, the fund loaned securities valued at $455,447 and received $480,396 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage
54	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended April 30, 2023 were $3,511.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2022, the fund has a short-term capital loss carryforward of $30,304,804 available to offset future net realized capital gains. This carryforward does not expire.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies and derivative transactions.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
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underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended April 30, 2023, the fund used futures contracts to manage against changes in interest rates and to manage against changes in certain securities markets. The fund held futures contracts with USD notional values ranging from $1.9 million to $5.2 million, as measured at each quarter end.
56	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2023, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $109.6 million to $160.9 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the six months ended April 30, 2023, the fund used purchased options contracts to manage against changes in certain securities markets and foreign currency exchange rates and to gain exposure to certain securities markets and foreign currencies. The fund held purchased options contracts with market values ranging from $0.7 million to $1.7 million, as measured at each quarter end.
During the six months ended April 30, 2023, the fund wrote option contracts to manage against changes in certain securities markets and foreign currency exchange rates and to gain exposure to certain securities markets and foreign currencies. The fund held written option contracts with market values ranging from $451,000 to $2.2 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized
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appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the six months ended April 30, 2023, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market. The fund held total return swaps with total USD notional amounts ranging from $671.1 million to $761.3 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at April 30, 2023 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Receivable/payable for futures variation margin[1]	Futures	$4,040	$(1,816)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	478,020	(728,669)
Equity	Unaffiliated investments, at value[2]	Purchased options	1,736,238	—
Equity	Written options, at value	Written options	—	(870,448)
Equity	Swap contracts, at value	Total return swaps	9,308,621	(6,257,687)
			$11,526,919	$(7,858,620)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
[2]	Purchased options are included in Fund’s investments.
58	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Forward foreign currency contracts	$478,020	$(728,669)
Purchased options	963,538	—
Swap contracts	9,308,621	(6,257,687)
Written options	—	(632,367)
Totals	$10,750,179	$(7,618,723)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
BNP Paribas	$590,767	$(266,782)	$323,985	$290,000	—	$33,985
Citibank, N.A.	3,815	—	3,815	—	—	3,815
Deutsche Bank AG	49,709	(50,774)	(1,065)	—	—	(1,065)
Goldman Sachs International	1,100,423	(1,307,335)	(206,912)	—	$206,912	—
JPMorgan Chase Bank, N.A.	2,596,482	(3,255,448)	(658,966)	—	658,966	—
Morgan Stanley & Co. International PLC	6,355,586	(2,607,793)	3,747,793	—	—	3,747,793
Standard Chartered Bank	—	(22,837)	(22,837)	—	—	(22,837)
State Street Bank and Trust Company	53,397	(107,754)	(54,357)	—	54,357	—
Totals	$10,750,179	$(7,618,723)	$3,131,456	$290,000	$920,235	$3,761,691
[1] Reflects collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
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Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
	Statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Interest rate	—	$(70,758)	—	—	—	$(70,758)
Currency	—	—	$(822,077)	—	—	(822,077)
Equity	$(5,110,733)	(228,393)	—	$(869,831)	$(26,467,120)	(32,676,077)
Total	$(5,110,733)	$(299,151)	$(822,077)	$(869,831)	$(26,467,120)	$(33,568,912)

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2023:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
Currency	—	—	$(326,094)	—	—	$(326,094)
Equity	$3,236,484	$162,650	—	$1,036,892	$12,267,727	16,703,753
Total	$3,236,484	$162,650	$(326,094)	$1,036,892	$12,267,727	$16,377,659

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.450% of the first $250 million of the fund’s average daily net assets; (b) 1.400% of the next $750 million of the fund’s average
60	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

daily net assets; (c) 1.375% of the next $1 billion of the fund’s average daily net assets; and (d) 1.350% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$395
Class C	98
Class I	23,584
Class	Expense reduction
Class R6	$2,031
Class NAV	2,850
Total	$28,958

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 1.41% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,265 for the six months ended April 30, 2023. Of this amount, $193 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,072 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of
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redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$16,534	$6,338
Class C	13,701	1,575
Class I	—	379,068
Class R6	—	2,851
Total	$30,235	$389,832
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$7,562,500	8	3.408%	$5,727
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Note 6—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	402,772	$4,293,784	672,552	$7,686,103
Distributions reinvested	28,137	294,036	75,489	874,923
Repurchased	(439,551)	(4,708,194)	(972,689)	(11,071,543)
Net decrease	(8,642)	$(120,374)	(224,648)	$(2,510,517)
Class C shares
Sold	1,145	$11,351	54,787	$593,786
Distributions reinvested	5,498	54,484	19,582	215,399
Repurchased	(61,576)	(624,680)	(168,041)	(1,871,379)
Net decrease	(54,933)	$(558,845)	(93,672)	$(1,062,194)
Class I shares
Sold	11,896,466	$130,780,044	33,722,531	$389,847,452
Distributions reinvested	1,171,689	12,583,936	3,588,613	42,704,495
Repurchased	(33,859,926)	(369,744,299)	(52,171,102)	(595,467,568)
Net decrease	(20,791,771)	$(226,380,319)	(14,859,958)	$(162,915,621)
Class R6 shares
Sold	18,546,980	$204,546,426	14,564	$174,804
Distributions reinvested	106,341	1,155,922	244,458	2,940,827
Repurchased	(1,539,263)	(17,189,672)	(533,876)	(6,402,803)
Net increase (decrease)	17,114,058	$188,512,676	(274,854)	$(3,287,172)
Class NAV shares
Sold	1,072,918	$11,882,442	2,506,591	$28,883,481
Distributions reinvested	238,896	2,596,800	298,065	3,588,697
Repurchased	(545,525)	(6,074,822)	(439,074)	(5,206,870)
Net increase	766,289	$8,404,420	2,365,582	$27,265,308
Total net decrease	(2,974,999)	$(30,142,442)	(13,087,550)	$(142,510,196)
Affiliates of the fund owned 100% of shares of Class NAV on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $578,457,113 and $541,394,274, respectively, for the six months ended April 30, 2023.
SEMIANNUAL REPORT | JOHN HANCOCK Seaport Long/Short Fund	63

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 10.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	10.4%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	48,111	$3,545,902	$13,913,074	$(16,979,776)	$1,623	$144	$10,252	—	$480,967

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
64	JOHN HANCOCK Seaport Long/Short Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Seaport Long/Short Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Wellington Management Company LLP (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	65

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
66	JOHN HANCOCK SEAPORT LONG/SHORT FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Wellington Management Company LLP
Portfolio Managers
Jennifer N. Berg, CFA
Ann C. Gallo
Bruce L. Glazer
Wen Shi, Phd, CFA
Rebecca D. Sykes, CFA
Michael G. Toman
Keith E. White
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	67

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879849	437SA 4/23
6/2023

Semiannual report
John Hancock
Small Cap Core Fund
U.S. equity
April 30, 2023

A message to shareholders
Dear shareholder,
Despite significant volatility, the U.S. stock market finished the six months ended April 30, 2023, with a gain. In late 2022 and early 2023, stocks began to recover from the elevated inflation, recession fears, and geopolitical tensions. As inflationary pressure started to ease, the U.S. Federal Reserve dialed back the size of its interest-rate hikes. Healthy employment trends, abating pandemic-related challenges, and a normalizing U.S. economy also aided returns.
During the final two months of the period, however, the markets sustained another jolt when a number of significant U.S. regional banks unexpectedly collapsed.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Core Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
10	Financial statements
13	Financial highlights
17	Notes to financial statements
24	Statement regarding liquidity risk management
26	More information
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2023 (%)

The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.
1Class A shares were first offered on 12-20-13 and ceased operations between 3-10-16 and 8-30-17. Returns while Class A shares were not offered are those of Class I shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Portfolio summary
SECTOR COMPOSITION AS OF 4/30/2023 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2023 (% of net assets)
Madison Square Garden Sports Corp.	2.6
Lithia Motors, Inc.	2.0
The Timken Company	2.0
PDC Energy, Inc.	2.0
Arcosa, Inc.	2.0
Boot Barn Holdings, Inc.	2.0
EastGroup Properties, Inc.	2.0
Avient Corp.	1.9
Chord Energy Corp.	1.9
First Industrial Realty Trust, Inc.	1.8
TOTAL	20.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2022, with the same investment held until April 30, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2022	Ending value on 4-30-2023	Expenses paid during period ended 4-30-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$993.60	$6.08	1.23%
	Hypothetical example	1,000.00	1,018.70	6.16	1.23%
Class I	Actual expenses/actual returns	1,000.00	995.00	4.85	0.98%
	Hypothetical example	1,000.00	1,019.90	4.91	0.98%
Class R6	Actual expenses/actual returns	1,000.00	995.10	4.35	0.88%
	Hypothetical example	1,000.00	1,020.40	4.41	0.88%
Class NAV	Actual expenses/actual returns	1,000.00	995.80	4.31	0.87%
	Hypothetical example	1,000.00	1,020.50	4.36	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	5

Fund’s investments
AS OF 4-30-23 (unaudited)
	Shares	Value
Common stocks 97.2%		$1,689,101,958
(Cost $1,718,927,599)
Communication services 9.6%		166,278,407
Entertainment 3.7%
Madison Square Garden Sports Corp.	225,117	45,135,957
Sciplay Corp., Class A (A)(B)	1,077,489	18,403,512
Interactive media and services 4.8%
Bumble, Inc., Class A (B)	1,174,295	21,383,912
CarGurus, Inc. (B)	876,297	14,406,323
Yelp, Inc. (B)	803,871	24,051,820
Ziff Davis, Inc. (B)	311,686	22,796,714
Media 1.1%
WideOpenWest, Inc. (B)	1,758,545	20,100,169
Consumer discretionary 7.9%		137,114,842
Hotels, restaurants and leisure 0.1%
First Watch Restaurant Group, Inc. (B)	99,014	1,592,145
Household durables 1.5%
Universal Electronics, Inc. (A)(B)	686,871	6,903,054
Vizio Holding Corp., Class A (B)	2,181,219	18,693,047
Leisure products 1.0%
Malibu Boats, Inc., Class A (B)	303,970	17,250,298
Specialty retail 4.0%
Boot Barn Holdings, Inc. (B)	480,564	34,826,473
Lithia Motors, Inc.	160,978	35,558,429
Textiles, apparel and luxury goods 1.3%
Columbia Sportswear Company	266,835	22,291,396
Consumer staples 1.0%		17,591,973
Household products 1.0%
Central Garden & Pet Company, Class A (B)	497,933	17,591,973
Energy 5.4%		94,069,603
Oil, gas and consumable fuels 5.4%
Chord Energy Corp.	227,696	32,407,972
Magnolia Oil & Gas Corp., Class A	1,240,688	26,203,331
PDC Energy, Inc.	545,093	35,458,300
Financials 7.9%		137,213,443
Banks 6.4%
Atlantic Union Bankshares Corp.	674,930	19,316,497
Banner Corp.	394,642	19,700,529
Independent Bank Group, Inc.	403,524	14,680,203
6	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Pinnacle Financial Partners, Inc.	296,345	$16,070,789
SouthState Corp.	319,774	22,058,011
Univest Financial Corp.	932,149	18,754,838
Financial services 1.5%
Compass Diversified Holdings	1,397,302	26,632,576
Health care 16.7%		290,844,206
Biotechnology 0.3%
ACADIA Pharmaceuticals, Inc. (B)	265,263	5,658,060
Health care equipment and supplies 7.6%
AngioDynamics, Inc. (B)	869,693	7,235,846
ICU Medical, Inc. (B)	94,023	17,783,510
Integer Holdings Corp. (B)	321,083	26,441,185
Integra LifeSciences Holdings Corp. (B)	262,703	14,532,730
Lantheus Holdings, Inc. (B)	160,350	13,701,908
NuVasive, Inc. (B)	579,932	24,960,273
Teleflex, Inc.	98,392	26,813,788
Health care providers and services 5.5%
Acadia Healthcare Company, Inc. (B)	236,537	17,099,260
Henry Schein, Inc. (B)	266,029	21,497,803
ModivCare, Inc. (B)	159,176	10,123,594
Option Care Health, Inc. (B)	651,181	20,935,469
Patterson Companies, Inc.	969,002	26,269,644
Life sciences tools and services 1.2%
Charles River Laboratories International, Inc. (B)	112,184	21,328,422
Pharmaceuticals 2.1%
Catalent, Inc. (B)	390,041	19,548,855
Prestige Consumer Healthcare, Inc. (B)	274,888	16,913,859
Industrials 20.8%		361,765,043
Aerospace and defense 2.6%
Hexcel Corp.	325,890	23,490,151
Mercury Systems, Inc. (B)	477,585	22,766,477
Building products 6.2%
Gibraltar Industries, Inc. (B)	353,227	17,675,479
Hayward Holdings, Inc. (B)	1,531,373	18,437,731
PGT Innovations, Inc. (B)	942,923	24,195,404
The AZEK Company, Inc. (B)	800,735	21,731,948
Zurn Elkay Water Solutions Corp.	1,167,034	25,149,583
Commercial services and supplies 0.8%
Healthcare Services Group, Inc.	886,406	13,836,798
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	7

	Shares	Value
Industrials (continued)
Construction and engineering 5.0%
Arcosa, Inc.	517,725	$34,967,147
EMCOR Group, Inc.	172,330	29,468,430
MasTec, Inc. (B)	256,040	22,738,912
Machinery 4.4%
Crane Company (B)	246,512	17,766,120
Crane NXT Company	491,518	23,278,292
The Timken Company	461,893	35,496,477
Professional services 1.8%
WNS Holdings, Ltd., ADR (B)	341,201	30,766,094
Information technology 18.1%		314,411,672
Semiconductors and semiconductor equipment 6.4%
Allegro MicroSystems, Inc. (B)	520,532	18,619,430
Alpha & Omega Semiconductor, Ltd. (B)	705,297	16,842,492
Ambarella, Inc. (B)	317,418	19,673,568
MACOM Technology Solutions Holdings, Inc. (B)	274,859	16,035,274
Synaptics, Inc. (B)	184,694	16,356,501
Veeco Instruments, Inc. (B)	1,309,865	24,127,713
Software 11.7%
Adeia, Inc.	2,229,296	17,031,821
CommVault Systems, Inc. (B)	503,369	29,331,312
CyberArk Software, Ltd. (B)	216,991	27,037,079
Progress Software Corp.	500,257	27,454,104
Tenable Holdings, Inc. (B)	693,427	25,649,865
Varonis Systems, Inc. (B)	1,020,296	23,630,055
Xperi, Inc. (B)	1,651,804	15,675,620
Yext, Inc. (B)	1,404,173	12,328,639
Zuora, Inc., Class A (B)	3,160,231	24,618,199
Materials 3.4%		58,323,762
Chemicals 1.9%
Avient Corp.	848,838	32,688,751
Construction materials 1.5%
Summit Materials, Inc., Class A (B)	935,243	25,635,011
Real estate 5.3%		92,732,997
Hotel and resort REITs 1.5%
Sunstone Hotel Investors, Inc.	2,711,421	25,839,842
Industrial REITs 3.8%
EastGroup Properties, Inc.	207,895	34,626,991
First Industrial Realty Trust, Inc.	614,945	32,266,164
8	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities 1.1%		$18,756,010
Multi-utilities 1.1%
Unitil Corp.	337,399	18,756,010

	Yield (%)	Shares	Value
Short-term investments 3.5%			$60,799,756
(Cost $60,780,240)
Short-term funds 3.5%			60,799,756
John Hancock Collateral Trust (C)	4.9058(D)	6,081,739	60,799,756

Total investments (Cost $1,779,707,839) 100.7%	$1,749,901,714
Other assets and liabilities, net (0.7%)	(12,786,587)
Total net assets 100.0%	$1,737,115,127

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 4-30-23.
At 4-30-23, the aggregate cost of investments for federal income tax purposes was $1,787,991,021. Net unrealized depreciation aggregated to $38,089,307, of which $154,916,213 related to gross unrealized appreciation and $193,005,520 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	9

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,692,497,891)	$1,682,198,904
Affiliated investments, at value (Cost $87,209,948)	67,702,810
Total investments, at value (Cost $1,779,707,839)	1,749,901,714
Dividends and interest receivable	507,556
Receivable for fund shares sold	5,159,375
Receivable for investments sold	2,549,573
Other assets	254,445
Total assets	1,758,372,663
Liabilities
Payable for investments purchased	19,199,065
Payable for fund shares repurchased	1,753,964
Payable to affiliates
Accounting and legal services fees	108,356
Transfer agent fees	81,843
Trustees’ fees	817
Other liabilities and accrued expenses	113,491
Total liabilities	21,257,536
Net assets	$1,737,115,127
Net assets consist of
Paid-in capital	$1,780,703,553
Total distributable earnings (loss)	(43,588,426)
Net assets	$1,737,115,127

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($321,499,201 ÷ 23,397,224 shares)[1]	$13.74
Class I ($541,176,101 ÷ 39,061,083 shares)	$13.85
Class R6 ($325,790,765 ÷ 23,413,837 shares)	$13.91
Class NAV ($548,649,060 ÷ 39,442,458 shares)	$13.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.46

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
10	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-23 (unaudited)

Investment income
Dividends	$10,156,445
Dividends from affiliated investments	1,512,131
Total investment income	11,668,576
Expenses
Investment management fees	7,134,598
Distribution and service fees	413,686
Accounting and legal services fees	170,320
Transfer agent fees	521,568
Trustees’ fees	21,107
Custodian fees	102,163
State registration fees	65,091
Printing and postage	65,743
Professional fees	51,589
Other	36,674
Total expenses	8,582,539
Less expense reductions	(76,313)
Net expenses	8,506,226
Net investment income	3,162,350
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(8,123,319)
Affiliated investments	13,462
Redemptions in kind	851,800
(7,258,057)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	2,329,593
Affiliated investments	(7,129,485)
(4,799,892)
Net realized and unrealized loss	(12,057,949)
Decrease in net assets from operations	$(8,895,599)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	11

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-23 (unaudited)	Year ended 10-31-22
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,162,350	$(3,168,154)
Net realized gain (loss)	(7,258,057)	24,992,324
Change in net unrealized appreciation (depreciation)	(4,799,892)	(286,060,408)
Decrease in net assets resulting from operations	(8,895,599)	(264,236,238)
Distributions to shareholders
From earnings
Class A	(3,167,148)	(42,498,021)
Class I	(5,170,175)	(38,685,082)
Class R6	(2,991,328)	(28,511,043)
Class NAV	(4,861,848)	(73,151,385)
Total distributions	(16,190,499)	(182,845,531)
From fund share transactions	79,705,532	512,958,764
Total increase	54,619,434	65,876,995
Net assets
Beginning of period	1,682,495,693	1,616,618,698
End of period	$1,737,115,127	$1,682,495,693
12	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$13.97	$18.52	$12.22	$11.78	$11.42	$13.82
Net investment income (loss)[2]	0.01	(0.07)	(0.07)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.11)	(2.42)	6.57	0.46	0.89	(0.89)
Total from investment operations	(0.10)	(2.49)	6.50	0.44	0.88	(0.90)
Less distributions
From net realized gain	(0.13)	(2.06)	(0.20)	—	(0.52)	(1.50)
Net asset value, end of period	$13.74	$13.97	$18.52	$12.22	$11.78	$11.42
Total return (%)[3,4]	(0.64)[5]	(14.93)	53.59	3.74	8.45	(7.59)
Ratios and supplemental data
Net assets, end of period (in millions)	$321	$329	$377	$229	$235	$240
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.24	1.24	1.30	1.29	1.37
Expenses including reductions	1.23[6]	1.23	1.23	1.29	1.29	1.36
Net investment income (loss)	0.11[6]	(0.45)	(0.41)	(0.19)	(0.10)	(0.07)
Portfolio turnover (%)	26[7]	64	64	82	72	102[8]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	13

CLASS I SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$14.06	$18.59	$12.25	$11.78	$11.41	$13.82
Net investment income (loss)[2]	0.03	(0.03)	(0.03)	—[3]	0.02	0.02
Net realized and unrealized gain (loss) on investments	(0.11)	(2.44)	6.59	0.47	0.89	(0.90)
Total from investment operations	(0.08)	(2.47)	6.56	0.47	0.91	(0.88)
Less distributions
From net investment income	—	—	(0.02)	—	(0.02)	(0.03)
From net realized gain	(0.13)	(2.06)	(0.20)	—	(0.52)	(1.50)
Total distributions	(0.13)	(2.06)	(0.22)	—	(0.54)	(1.53)
Net asset value, end of period	$13.85	$14.06	$18.59	$12.25	$11.78	$11.41
Total return (%)[4]	(0.50)[5]	(14.74)	53.94	3.99	8.79	(7.48)
Ratios and supplemental data
Net assets, end of period (in millions)	$541	$540	$308	$47	$25	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	0.99	0.99	1.04	1.05	1.13
Expenses including reductions	0.98[6]	0.98	0.98	1.04	1.04	1.12
Net investment income (loss)	0.36[6]	(0.18)	(0.19)	(0.01)	0.14	0.19
Portfolio turnover (%)	26[7]	64	64	82	72	102[8]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
[8]	Excludes merger activity.
14	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$14.12	$18.65	$12.28	$11.79	$11.43	$13.83
Net investment income (loss)[2]	0.03	(0.01)	(0.01)	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.11)	(2.45)	6.61	0.47	0.89	(0.90)
Total from investment operations	(0.08)	(2.46)	6.60	0.49	0.92	(0.86)
Less distributions
From net investment income	—	(0.01)	(0.03)	—	(0.04)	(0.04)
From net realized gain	(0.13)	(2.06)	(0.20)	—	(0.52)	(1.50)
Total distributions	(0.13)	(2.07)	(0.23)	—	(0.56)	(1.54)
Net asset value, end of period	$13.91	$14.12	$18.65	$12.28	$11.79	$11.43
Total return (%)[3]	(0.49)[4]	(14.64)	54.16	4.16	8.83	(7.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$326	$307	$242	$95	$86	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[5]	0.89	0.89	0.93	0.94	1.02
Expenses including reductions	0.88[5]	0.88	0.88	0.93	0.93	1.01
Net investment income (loss)	0.46[5]	(0.09)	(0.07)	0.16	0.25	0.29
Portfolio turnover (%)	26[6]	64	64	82	72	102[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	15

CLASS NAV SHARES Period ended	4-30-23[1]	10-31-22	10-31-21	10-31-20	10-31-19	10-31-18
Per share operating performance
Net asset value, beginning of period	$14.11	$18.64	$12.27	$11.79	$11.42	$13.83
Net investment income (loss)[2]	0.03	(0.01)	(0.01)	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	(0.10)	(2.45)	6.61	0.46	0.90	(0.91)
Total from investment operations	(0.07)	(2.46)	6.60	0.48	0.93	(0.87)
Less distributions
From net investment income	—	(0.01)	(0.03)	—	(0.04)	(0.04)
From net realized gain	(0.13)	(2.06)	(0.20)	—	(0.52)	(1.50)
Total distributions	(0.13)	(2.07)	(0.23)	—	(0.56)	(1.54)
Net asset value, end of period	$13.91	$14.11	$18.64	$12.27	$11.79	$11.42
Total return (%)[3]	(0.42)[4]	(14.65)	54.07	4.16	8.94	(7.36)
Ratios and supplemental data
Net assets, end of period (in millions)	$549	$507	$690	$342	$298	$156
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[5]	0.88	0.88	0.92	0.93	1.01
Expenses including reductions	0.87[5]	0.87	0.87	0.91	0.92	1.00
Net investment income (loss)	0.47[5]	(0.09)	(0.05)	0.15	0.26	0.32
Portfolio turnover (%)	26[6]	64	64	82	72	102[7]

[1]	Six months ended 4-30-23. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions.
[7]	Excludes merger activity.
16	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Small Cap Core Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	17

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of April 30, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2023, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2023 were $4,478.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
18	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.870% of the first $300 million of the fund’s average daily net assets, (b) 0.830% of the next $300 million of the fund’s average daily net assets, (c) 0.815% of the next $300 million of the fund’s average daily net assets, and (d) 0.800% of the fund’s average daily net assets in excess of $900 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	19

fund. During the six months ended April 30, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$14,507
Class I	24,022
Class R6	14,156
Class	Expense reduction
Class NAV	$23,628
Total	$76,313

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2023, were equivalent to a net annual effective rate of 0.81% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $107,523 for the six months ended April 30, 2023. Of this amount, $18,131 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $89,392 was paid as sales commissions to broker-dealers.
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2023, CDSCs received by the Distributor amounted to $1,541 for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five
20	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$413,686	$190,257
Class I	—	314,934
Class R6	—	16,377
Total	$413,686	$521,568
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2023 and for the year ended October 31, 2022 were as follows:
	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,392,503	$19,707,950	3,795,369	$59,336,425
Distributions reinvested	237,850	3,146,755	2,610,958	42,193,082
Repurchased	(1,778,463)	(25,155,257)	(3,234,225)	(49,523,351)
Net increase (decrease)	(148,110)	$(2,300,552)	3,172,102	$52,006,156
Class I shares
Sold	9,898,256	$141,761,795	30,743,713	$477,048,932
Distributions reinvested	375,567	5,002,557	2,376,848	38,600,010
Repurchased	(9,594,191)	(136,687,849)	(11,287,727)	(171,426,486)
Net increase	679,632	$10,076,503	21,832,834	$344,222,456
Class R6 shares
Sold	4,616,426	$65,603,093	11,261,927	$174,589,333
Distributions reinvested	223,403	2,989,129	1,750,742	28,502,075
Repurchased	(3,183,778)	(45,654,051)	(4,239,751)	(64,810,266)
Net increase	1,656,051	$22,938,171	8,772,918	$138,281,142
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	21

	Six Months Ended 4-30-23		Year Ended 10-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,663,114	$51,422,338	172,164	$2,838,008
Distributions reinvested	363,639	4,861,848	4,493,328	73,151,385
Repurchased	(484,897)	(7,292,776)	(5,761,832)	(97,540,383)
Net increase (decrease)	3,541,856	$48,991,410	(1,096,340)	$(21,550,990)
Total net increase	5,729,429	$79,705,532	32,681,514	$512,958,764
Affiliates of the fund owned 1% and 100% of shares of Class R6 and Class NAV, respectively, on April 30, 2023. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On January 20, 2023, there was a redemption in kind from Class R6 shares of $4,853,799, which represented approximately 0.3% of the fund on that date. For purposes of US GAAP, this transaction was treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. Net realized gain resulting from such redemption in kind is shown on the Statement of operations.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in kind transactions, amounted to $576,550,656 and $441,625,038, respectively, for the six months ended April 30, 2023.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2023, funds within the John Hancock group of funds complex held 31.6% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	14.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.8%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	6.3%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,081,739	$105,143,815	$318,931,484	$(363,313,327)	$17,262	$20,522	$1,512,131	—	$60,799,756
22	JOHN HANCOCK Small Cap Core Fund | SEMIANNUAL REPORT

Note 9—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended April 30, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Sciplay Corp., Class A*	1,077,489	$9,930,829	$6,911,049	$(1,841,084)	$143,671	$3,259,047	—	—	$18,403,512
Universal Electronics, Inc.	686,871	13,390,552	709,684	(43,375)	(3,800)	(7,150,007)	—	—	6,903,054
					$139,871	$(3,890,960)	—	—	$25,306,566

*	The security was an affiliate during the period but not an affiliate at the beginning or end of the period.
SEMIANNUAL REPORT | JOHN HANCOCK Small Cap Core Fund	23

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Small Cap Core Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
24	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK SMALL CAP CORE FUND	25

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†,#
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Manager
Ryan Davies, CFA
Joseph Nowinski
Bill Talbot, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
# Ms. Harrison is retiring effective May 1, 2023.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
26	JOHN HANCOCK SMALL CAP CORE FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Small Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2879857	445SA 4/23
6/2023

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 12, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 12, 2023
By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 12, 2023